ONE GROUP
INVESTMENT TRUST
        SEMI-ANNUAL REPORT
        for the six months ended June 30, 2001












        Mid Cap Growth Portfolio
        Mid Cap Value Portfolio
        Diversified Mid Cap Portfolio
        Large Cap Growth Portfolio
        Diversified Equity Portfolio
        Equity Index Portfolio
        Balanced Portfolio
        Bond Portfolio
        Government Bond Portfolio

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP INVESTMENT TRUST                                         JUNE 30, 2001

Schedules of Portfolio Investments .........................    2
Statements of Assets and Liabilities .......................   40
Statements of Operations ...................................   42
Statements of Changes in Net Assets ........................   44
Financial Highlights .......................................   47
Notes to Financial Statements ..............................   56

One Group Investment Trust
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Unaudited)

                                                  MARKET
SHARES           SECURITY DESCRIPTION             VALUE
-------   -----------------------------------  ------------
COMMON STOCKS (97.7%):
Business Equipment & Services (12.5%):
 33,770   Affiliated Computer Services, Inc.,
            Class A (b) .....................  $  2,428,401
 51,270   Apollo Group, Inc., Class A (b) ...     2,176,412
 26,990   Catalina Marketing Corp. (b) ......       823,465
 27,515   ChoicePoint, Inc. (b) .............     1,157,006
  5,930   Concord EFS, Inc. (b) .............       308,419
 18,620   CSG Systems International, Inc.
            (b) .............................     1,056,871
 51,350   DST Systems, Inc. (b) .............     2,706,144
  8,170   Fiserv, Inc. (b) ..................       522,717
 25,530   Herman Miller, Inc. ...............       617,826
 37,920   Jack Henry & Assoc., Inc. .........     1,175,520
 11,430   Jacobs Engineering Group, Inc.
            (b) .............................       745,579
 52,390   Manpower, Inc. ....................     1,566,461
 40,050   NOVA Corp. (b) ....................     1,259,573
 30,770   NVIDIA Corp. (b) ..................     2,853,917
 13,390   Reynolds & Reynolds Co., Class
            A ...............................       293,911
 26,530   Sotheby's Holdings, Inc., Class A
            (b) .............................       427,929
157,420   SunGard Data Systems, Inc. (b) ....     4,724,173
                                               ------------
                                                 24,844,324
                                               ------------
Capital Goods (4.3%):
 31,710   American Standard Cos., Inc.
            (b) .............................     1,905,771
 36,450   Cooper Cameron Cos., Inc. (b) .....     2,033,910
 19,560   Fastenal Co. ......................     1,212,329
 16,420   Flowserve Corp. (b) ...............       504,915
 22,130   SPX Corp. (b) .....................     2,770,233
                                               ------------
                                                  8,427,158
                                               ------------
Consumer Durable (0.7%):
 32,570   Gentex Corp. (b) ..................       907,726
 13,740   Mohawk Industries, Inc. (b) .......       483,648
                                               ------------
                                                  1,391,374
                                               ------------
Consumer Non-Durable (3.5%):
 59,390   Dial Corp. ........................       846,308
 18,110   Estee Lauder Cos., Class A ........       780,541
 23,720   Hormel Foods Corp. ................       577,345
 52,910   Jones Apparel Group, Inc. (b) .....     2,285,712
 44,920   McCormick & Co., Inc. .............     1,887,538
 12,672   Tootsie Roll Industries ...........       488,379
                                               ------------
                                                  6,865,823
                                               ------------
Consumer Services (5.8%):
 42,440   Dun & Bradstreet Corp. (b) ........     1,196,808
 12,650   Houghton Mifflin Co. ..............       758,115
 32,920   International Game Technologies
            (b) .............................     2,065,730
 19,500   Lee Enterprises, Inc. .............       643,500
 30,230   Pegasus Communications Corp.
            (b) .............................       680,175
 68,280   Reader's Digest Assoc., Inc. Class
            A ...............................     1,963,050
 16,910   Scholastic Corp. (b) ..............       760,950
  2,590   Washington Post Co. ...............     1,486,660
 50,020   Westwood One, Inc. (b) ............     1,843,237
                                               ------------
                                                 11,398,225
                                               ------------

                                                  MARKET
SHARES           SECURITY DESCRIPTION             VALUE
-------   -----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Energy (4.5%):
 55,240   BJ Services Co. (b) ...............  $  1,567,711
 14,940   El Paso Corp. .....................       784,948
 46,400   ENSCO International, Inc. .........     1,085,760
 54,890   Global Marine, Inc. (b) ...........     1,022,601
 15,100   Smith International, Inc. (b) .....       904,490
 13,410   Transocean Sedco Forex, Inc. ......       553,163
 62,120   Weatherford International, Inc.
            (b) .............................     2,981,759
                                               ------------
                                                  8,900,432
                                               ------------
Financial Services (9.9%):
 11,310   Ambac Financial Group, Inc. .......       658,242
 22,080   AmeriCredit Corp. (b) .............     1,147,056
 10,500   Arthur J. Gallagher & Co. .........       273,000
 33,700   Eaton Vance Corp. .................     1,172,760
  7,970   Everest Re Group Ltd. .............       596,156
 27,400   First Tennessee National Corp. ....       951,054
 14,300   Investors Financial Services
            Corp. ...........................       958,100
 17,790   Legg Mason, Inc. ..................       885,230
134,750   National Commerce Financial Co. ...     3,283,857
 12,370   Neuberger Berman, Inc. ............       841,160
 69,630   North Fork Bancorp, Inc. ..........     2,158,530
 65,780   SEI Investments Co. ...............     3,117,972
  1,970   Silicon Valley Bankshares (b) .....        43,340
 35,170   TCF Financial Corp. ...............     1,628,723
 35,550   Waddell & Reed Financial, Inc.,
            Class A .........................     1,128,713
 18,860   Westamerica Bancorp ...............       740,255
  1,400   Willis Group Holdings Ltd. (b) ....        24,850
                                               ------------
                                                 19,608,998
                                               ------------
Health Care (25.5%):
 18,900   AmeriSource Health Corp., Class A
            (b) .............................     1,045,170
 28,870   Apogent Technologies, Inc. (b) ....       710,202
 15,640   Barr Laboratories, Inc. (b) .......     1,101,212
 26,410   Beckman Coulter, Inc. .............     1,077,528
 29,900   Bergen Brunswig Corp., Class A ....       574,678
 22,710   COR Therapeutics, Inc. (b) ........       692,655
 22,660   Covance, Inc. (b) .................       513,249
 22,470   Dentsply International, Inc. ......       996,545
 34,320   Express Scripts, Inc., Class A
            (b) .............................     1,888,630
101,650   Genzyme Corp. (b) .................     6,200,649
 66,970   Gilead Sciences, Inc. (b) .........     3,896,984
 80,220   Health Management Associates, Inc.,
            Class A (b) .....................     1,687,829
 35,420   ICN Pharmaceuticals, Inc. .........     1,123,522
 77,010   IDEC Pharmaceuticals Corp. (b) ....     5,212,807
 31,090   Incyte Genomics, Inc. (b) .........       762,327
 85,307   IVAX Corp. (b) ....................     3,326,973
 16,350   LifePoint Hospitals, Inc. (b) .....       723,978
 19,120   Lincare Holdings, Inc. (b) ........       573,791
 19,830   MedImmune, Inc. (b) ...............       935,976
 91,230   Millennium Pharmaceuticals, Inc.
            (b) .............................     3,245,963
 28,300   Minimed, Inc. (b) .................     1,358,400

                                       2
Continued

One Group Investment Trust
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

                                                  MARKET
SHARES           SECURITY DESCRIPTION             VALUE
-------   -----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Health Care, continued:
 54,460   Mylan Laboratories, Inc. ..........  $  1,531,960
 43,450   Oxford Health Plans, Inc. (b) .....     1,242,670
 32,260   Protein Design Labs, Inc. (b) .....     2,798,878
 30,700   Quest Diagnostics, Inc. (b) .......     2,297,895
 34,250   Sepracor, Inc. (b) ................     1,363,150
 25,700   Vertex Pharmaceuticals, Inc.
            (b) .............................     1,272,150
 24,540   VISX, Inc. (b) ....................       474,849
 71,730   Waters Corp. (b) ..................     1,980,465
                                               ------------
                                                 50,611,085
                                               ------------
Raw Materials (1.8%):
 11,640   Cabot Microelectronics Corp.
            (b) .............................       721,680
 36,000   Georgia-Pacific Corp. (Timber
            Group) ..........................     1,286,999
 15,570   Newport News Shipbuilding, Inc. ...       953,663
 43,210   Solutia, Inc. .....................       550,928
                                               ------------
                                                  3,513,270
                                               ------------
Retail (7.3%):
 64,100   Abercrombie & Fitch Co., Class A
            (b) .............................     2,852,450
 30,700   American Eagle Outfitters, Inc.
            (b) .............................     1,081,868
 28,340   Bed Bath & Beyond, Inc. (b) .......       850,200
 31,730   BJ's Wholesale Club, Inc. (b) .....     1,689,940
 32,905   Brinker International, Inc. (b) ...       850,594
 39,100   CDW Computer Centers, Inc. (b) ....     1,552,661
 48,630   Dollar Tree Stores, Inc. (b) ......     1,353,859
 75,860   Family Dollar Stores, Inc. ........     1,944,292
 12,560   Lands' End, Inc. (b) ..............       504,284
 56,210   Staples, Inc. (b) .................       898,798
 24,710   Williams-Sonoma, Inc. (b) .........       959,242
                                               ------------
                                                 14,538,188
                                               ------------
Technology (18.7%):
 13,860   Advent Software, Inc. (b) .........       880,110
106,830   Cadence Design Systems, Inc.
            (b) .............................     1,990,243
 32,080   Cirrus Logic, Inc. (b) ............       738,802
 49,320   DeVry, Inc. (b) ...................     1,781,438
 62,150   Electronic Arts, Inc. (b) .........     3,598,484
  6,290   General Dynamics Corp. ............       489,425
 50,240   Integrated Device Technology, Inc.
            (b) .............................     1,592,106
 25,540   International Rectifier Corp.
            (b) .............................       870,914
  9,830   Investment Technology Group (b) ...       494,351
 16,290   Keane, Inc. (b) ...................       358,380
 25,020   L-3 Communications Holdings, Inc.
            (b) .............................     1,909,026
 52,000   Lam Research Corp. (b) ............     1,541,800

                                                  MARKET
SHARES           SECURITY DESCRIPTION             VALUE
-------   -----------------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology, continued:
 78,000   Legato Systems, Inc. (b) ..........  $  1,244,100
 32,350   Macrovision Corp. (b) .............     2,215,975
 16,440   Mentor Graphics Corp. (b) .........       287,700
 46,630   Micrel, Inc. (b) ..................     1,538,790
 57,440   Microchip Technology, Inc. (b) ....     1,920,219
 19,110   MIPS Technologies, Inc. (b) .......       183,456
 20,450   National Instruments Corp. (b) ....       663,603
 66,100   Networks Associates, Inc. (b) .....       822,945
 15,210   Palm, Inc. (b) ....................        92,325
 14,390   Plantronics, Inc. (b) .............       333,129
 25,370   Polycom, Inc. (b) .................       585,793
 82,430   Rational Software Corp. (b) .......     2,312,161
 13,690   Retek, Inc. (b) ...................       656,299
 72,260   RF Micro Devices, Inc. (b) ........     1,948,852
 41,870   Semtech Corp. (b) .................     1,256,100
 74,570   Sybase, Inc. (b) ..................     1,226,677
 46,040   Symantec Corp. (b) ................     2,011,488
    340   Symbol Technologies, Inc ..........         7,548
 24,690   Synopsys, Inc. (b) ................     1,194,749
 45,700   Transwitch Corp. (b) ..............       502,700
                                               ------------
                                                 37,249,688
                                               ------------
Transportation (1.3%):
 35,000   C.H. Robinson Worldwide, Inc. .....       976,150
 26,340   Expeditors International of
            Washington, Inc. ................     1,580,374
                                               ------------
                                                  2,556,524
                                               ------------
Utilities (1.9%):
 37,210   DPL, Inc. .........................     1,077,602
 44,900   Equitable Resources, Inc. .........     1,495,619
  8,750   PPL Corp. .........................       481,250
 19,300   Williams Cos., Inc. ...............       635,935
                                               ------------
                                                  3,690,406
                                               ------------
  Total Common Stocks                           193,595,495
                                               ------------
INVESTMENT COMPANIES (0.0%):
      1   One Group Prime Money Market Fund,
            Class I .........................             1
                                               ------------
  Total Investment Companies                              1
                                               ------------
Total (Cost $192,158,764)(a)                   $193,595,496
                                               ============

------------

Percentages indicated are based on net assets of $198,062,429.

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 22,778,926
                   Unrealized depreciation......................   (21,342,194)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $  1,436,732
                                                                  ============

(b) Non-income producing securities.

See notes to financial statements.

One Group Investment Trust
Mid Cap Value Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS (98.7%):
Business Equipment & Services (3.1%):
     5,200   Acxiom Corp. (b) .................  $    68,068
    17,000   Checkfree Corp. (b) ..............      596,190
     4,510   Jacobs Engineering Group, Inc.
               (b) ............................      294,187
    13,400   KEMET Corp. (b) ..................      265,454
     8,300   Manpower, Inc. ...................      248,170
    11,900   NCO Group, Inc. (b) ..............      368,067
    10,400   Reynolds & Reynolds Co., Class
               A ..............................      228,280
    12,800   Viad Corp. .......................      337,920
                                                 -----------
                                                   2,406,336
                                                 -----------
Capital Goods (4.7%):
     6,300   Black & Decker Corp. .............      248,598
    21,600   Diebold, Inc. ....................      694,440
     7,500   Flowserve Corp. (b) ..............      230,625
     7,200   Harsco Corp. (b) .................      195,336
     9,400   Hubbell, Inc., Class B ...........      272,600
     5,600   Martin Marietta Materials,
               Inc. ...........................      277,144
     7,800   Mastec, Inc. (b) .................      102,960
    17,200   Precision Castparts Corp. ........      643,624
     9,700   Quanta Services, Inc. (b) ........      213,788
    13,500   Teleflex, Inc. ...................      594,000
     5,300   York International Corp. .........      185,606
                                                 -----------
                                                   3,658,721
                                                 -----------
Consumer Durable (3.2%):
     9,200   Borg Warner, Inc. ................      456,504
     7,000   ITT Industries, Inc. .............      309,750
    23,100   Lear Corp. (b) ...................      806,190
    22,200   Mohawk Industries, Inc. (b) ......      781,440
     7,200   Sonoco Products Co. ..............      179,136
                                                 -----------
                                                   2,533,020
                                                 -----------
Consumer Non-Durable (6.8%):
    10,800   Dean Foods Co. ...................      434,160
    26,500   Dole Food Co., Inc. ..............      504,825
    13,700   Energizer Holdings, Inc. (b) .....      314,415
    16,600   IBP, Inc. ........................      419,150
    11,100   Lennar Corp. .....................      462,870
    12,700   Mead Corp. .......................      344,678
    48,800   PepsiAmericas, Inc. ..............      649,040
    23,200   RJ Reynolds Tobacco Holdings,
               Inc. ...........................    1,266,720
    10,100   Suiza Foods Corp. (b) ............      536,310
    41,800   Tyson Foods, Inc., Class A .......      384,978
                                                 -----------
                                                   5,317,146
                                                 -----------
Consumer Services (6.8%):
    31,400   Belo Corp., Class A ..............      591,576
    13,000   Callaway Golf Co. ................      205,400
     4,618   Chris-Craft Industries, Inc.
               (b) ............................      329,725
    16,500   Emmis Communications Corp. (b) ...      507,375

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
    26,100   Hispanic Broadcasting Corp.
               (b) ............................  $   748,809
     3,300   Houghton Mifflin Co. .............      197,769
     9,900   International Speedway Corp.,
               Class A ........................      415,800
     7,000   Lee Enterprises, Inc. ............      231,000
    70,700   Park Place Entertainment Corp.
               (b) ............................      855,470
     9,400   Phoenix Co., Inc. (b) ............      174,840
    29,600   Six Flags, Inc. (b) ..............      622,784
     6,700   Sylvan Learning Systems, Inc.
               (b) ............................      162,810
     6,600   Westwood One, Inc. (b) ...........      243,210
                                                 -----------
                                                   5,286,568
                                                 -----------
Energy (5.0%):
     8,257   El Paso Corp. ....................      433,823
    17,600   Hanover Compressor Co. (b) .......      582,384
    13,800   Murphy Oil Corp. .................    1,015,680
    18,100   Pennzoil-Quaker State Co. ........      202,720
    24,600   Pioneer Natural Resources Co.
               (b) ............................      419,430
     6,900   Transocean Sedco Forex, Inc. .....      284,625
    13,100   Ultramar Diamond Shamrock
               Corp. ..........................      618,975
     7,400   Weatherford International, Inc.
               (b) ............................      355,200
                                                 -----------
                                                   3,912,837
                                                 -----------
Financial Services (23.2%):
    13,200   A.G. Edwards, Inc. ...............      594,000
     6,500   Allmerica Financial Corp. ........      373,750
     5,250   Ambac Financial Group, Inc. ......      305,550
     9,400   American Financial Group, Inc. ...      284,820
    17,500   Associated Banc-Corp. ............      629,825
    11,700   Astoria Financial Corp. ..........      643,500
    28,100   Banknorth Group, Inc. ............      636,465
    19,100   City National Corp. ..............      845,939
    19,700   Compass Bancshares, Inc. .........      522,050
     6,100   Countrywide Credit Industries,
               Inc. ...........................      279,868
    28,800   Dime Bancorp, Inc. ...............    1,072,800
    50,900   E*Trade Group, Inc. (b) ..........      328,305
    13,400   Everest Re Group Ltd. ............    1,002,320
    10,450   First Tennessee National Corp. ...      362,720
    10,400   GATX Corp. .......................      417,040
    22,900   GreenPoint Financial Corp. .......      879,360
    23,800   Huntington Bancshares, Inc. ......      389,130
    12,900   LaBranche & Co., Inc. (b) ........      374,100
     5,100   M & T Bank Corp. (b) .............      385,050
    22,900   Marshall & Ilsley Corp. ..........    1,234,310
    15,900   Mercantile Bankshares Corp. ......      622,167
    14,000   National Commerce Financial
               Co. ............................      341,180
    11,200   Odyssey Re Holdings Corp. (b) ....      202,384
    12,700   Ohio Casualty Corp. ..............      164,465

                                       4
Continued

One Group Investment Trust
Mid Cap Value Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
    27,300   Old Republic International
               Corp. ..........................  $   791,700
    34,400   Pacific Century Financial
               Corp. ..........................      887,176
    20,200   PMI Group, Inc. ..................    1,467,731
    15,400   Protective Life Corp. ............      529,298
     9,300   Silicon Valley Bankshares (b) ....      204,600
    48,900   Sovereign Bancorp, Inc. ..........      635,700
    11,000   Union Planters Corp. .............      479,600
     4,800   Zions Bancorp ....................      283,200
                                                 -----------
                                                  18,170,103
                                                 -----------
Health Care (3.2%):
    19,100   Edwards Lifesciences Corp. (b) ...      503,476
    20,300   Health Net, Inc. (b) .............      353,220
    19,400   Incyte Genomics, Inc. (b) ........      475,688
    14,500   Omnicare, Inc. ...................      292,900
     4,000   Triad Hospitals, Inc. (b) ........      117,880
     6,200   Trigon Healthcare, Inc. (b) ......      402,070
     4,000   Universal Health Services, Inc.,
               Class B (b) ....................      182,000
     3,300   Watson Pharmaceuticals, Inc.
               (b) ............................      203,412
                                                 -----------
                                                   2,530,646
                                                 -----------
Raw Materials (6.1%):
    16,700   AK Steel Holding Corp. ...........      209,418
    14,000   Bowater, Inc. ....................      626,360
    24,400   Cabot Corp. ......................      878,888
     2,043   Cabot Microelectronics Corp.
               (b) ............................      126,666
    46,800   Crompton Corp. ...................      510,120
    13,000   Cytec Industries, Inc. (b) .......      494,000
    20,300   Ferro Corp. ......................      442,743
    20,300   Lubrizol Corp. ...................      630,315
     6,500   Rayonier, Inc. ...................      301,925
    14,340   RPM, Inc. ........................      131,928
    10,740   Valspar Corp. ....................      381,270
                                                 -----------
                                                   4,733,633
                                                 -----------
Retail (3.8%):
     5,700   Abercrombie & Fitch Co., Class A
               (b) ............................      253,650
    11,500   Barnes & Noble, Inc. (b) .........      452,525
     7,900   Bed Bath & Beyond, Inc. (b) ......      237,000
    14,500   Borders Group, Inc. (b) ..........      324,800
    32,500   Brinker International, Inc.
               (b) ............................      840,125
     8,700   Claire's Stores, Inc. ............      168,432
    16,500   Outback Steakhouse, Inc. (b) .....      475,200
     7,000   Tiffany & Co. ....................      253,540
                                                 -----------
                                                   3,005,272
                                                 -----------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Shelter (1.3%):
    42,200   Clayton Homes, Inc. ..............  $   663,384
     4,700   HON Industries, Inc. .............      113,834
     6,100   Pentair, Inc. ....................      206,180
                                                 -----------
                                                     983,398
                                                 -----------
Technology (12.7%):
    37,000   3Com Corp. (b) ...................      175,750
    19,000   Adtran, Inc. (b) .................      389,500
    26,200   Advanced Fibre Communication, Inc.
               (b) ............................      550,200
    23,300   Arrow Electronics, Inc. (b) ......      565,957
    80,000   Atmel Corp. (b) ..................    1,079,200
    24,400   Avnet, Inc. ......................      547,048
     9,500   Avocent Corp. (b) ................      216,125
    34,400   Ceridian Corp. (b) ...............      659,448
     5,300   Citrix System, Inc. (b) ..........      184,970
    14,200   Credence Systems Corp. (b) .......      344,208
    18,300   Cypress Semiconductor Corp.
               (b) ............................      436,455
     8,300   Dycom Industries, Inc. (b) .......      190,319
     3,000   Harris Corp. .....................       81,630
     2,900   L-3 Communications Holdings, Inc.
               (b) ............................      221,270
    24,300   Lattice Semiconductor Corp.
               (b) ............................      592,920
     8,100   LTX Corp. (b) ....................      207,036
    10,200   Macromedia, Inc. (b) .............      183,600
     4,700   Plexus Corp. (b) .................      155,100
    14,900   Powerwave Technologies, Inc.
               (b) ............................      216,050
    16,200   Quantum Corp.-DLT & Storage
               (b) ............................      163,458
    11,700   SanDisk Corp. (b) ................      326,313
    25,800   SCI Systems, Inc. (b) ............      657,900
    29,700   Storage Technology Corp. (b) .....      408,672
     9,600   Tech Data Corp. (b) ..............      320,256
    14,500   TriQuint Semiconductor, Inc.
               (b) ............................      326,250
    23,400   Vishay Intertechnology, Inc.
               (b) ............................      538,200
    13,300   Wind River Systems, Inc. (b) .....      232,218
                                                 -----------
                                                   9,970,053
                                                 -----------
Transportation (2.0%):
    15,700   Alexander & Baldwin, Inc. ........      404,275
    18,200   CNF, Inc. ........................      514,150
     3,400   Expeditors International of
               Washington, Inc. ...............      203,997
    10,300   Southwest Airlines Co. ...........      190,447
    11,100   Swift Transportation Co., Inc.
               (b) ............................      213,786
                                                 -----------
                                                   1,526,655
                                                 -----------
Utilities (16.8%):
    14,200   Alliant Energy Corp. .............      413,930
    15,000   American Water Works Co., Inc. ...      494,550
    21,600   Broadwing, Inc. (b) ..............      528,120

                                       5
Continued

One Group Investment Trust
Mid Cap Value Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     9,200   Cinergy Corp. ....................  $   321,540
    11,800   CMS Energy Corp. .................      328,630
    16,100   Conectiv .........................      347,760
     8,500   DTE Energy Co. ...................      394,740
    40,300   Energy East Corp. ................      842,673
    11,600   Equitable Resources, Inc. ........      386,396
    10,100   First Energy Corp. ...............      324,816
     9,000   Kansas City Power & Light Co. ....      220,950
    10,600   Kinder Morgan, Inc. ..............      532,650
     5,400   Montana Power Co. ................       62,640
    19,900   Niagara Mohawk Holdings, Inc.
               (b) ............................      352,031
    11,200   NiSource, Inc. ...................      306,096
    19,400   Northeast Utilities ..............      402,550
    16,100   NSTAR ............................      685,216
    18,700   OGE Energy Corp. .................      422,807
    19,300   Potomac Electric Power Co. .......      403,756
     4,200   PPL Corp. ........................      231,000
     9,200   Puget Energy, Inc. ...............      241,040
    23,100   Questar Corp. ....................      571,956
     9,200   Sierra Pacific Resources .........      147,108
    20,300   TECO Energy, Inc. ................      619,150
    13,800   Telephone & Data Systems, Inc. ...    1,500,750
    24,900   UtiliCorp United, Inc. ...........      760,695

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     7,300   Vectren Corp. ....................  $   151,110
    11,800   Williams Cos., Inc. ..............      388,810
    30,700   Wisconsin Energy Corp. ...........      729,739
                                                 -----------
                                                  13,113,209
                                                 -----------
  Total Common Stocks                             77,147,597
                                                 -----------
WARRANTS (0.0%):
Financial Services (0.0%):
$   22,300   Dime Bancorp, Inc. (b) ...........        6,244
                                                 -----------
  Total Warrants                                       6,244
                                                 -----------
INVESTMENT COMPANIES (3.9%):
 3,042,098   One Group Prime Money Market Fund,
               Class I ........................    3,042,098
                                                 -----------
  Total Investment Companies                       3,042,098
                                                 -----------
REPURCHASE AGREEMENTS (1.0%):
$  805,000   State Street Bank and Trust,
               4.00%, 7/2/01 (Collateralized by
               various Fannie Mae
               securities) ....................      805,000
                                                 -----------
  Total Repurchase Agreements                        805,000
                                                 -----------
Total (Cost $73,416,504)(a)                      $81,000,939
                                                 ===========

------------
Percentages indicated are based on net assets of $78,212,100.

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $10,131,508
                   Unrealized depreciation......................   (1,757,586)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $ 7,584,435
                                                                  ===========

(b) Non-income producing securities.

See notes to financial statements.

One Group Investment Trust
Diversified Mid Cap Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS (93.4%):
Business Equipment & Services (7.2%):
     4,600   Affiliated Computer Services,
               Inc., Class A (b) ..............  $   330,785
     1,290   Catalina Marketing Corp. (b) .....       39,358
     3,830   Concord EFS, Inc. (b) ............      199,198
    11,130   DST Systems, Inc. (b) ............      586,551
     3,480   Fiserv, Inc. (b) .................      222,650
     7,610   Jacobs Engineering Group, Inc.
               (b) ............................      496,400
    13,070   Manpower, Inc. ...................      390,793
     3,970   Peregrine Systems, Inc. (b) ......      115,130
    14,470   Reynolds & Reynolds Co., Class
               A ..............................      317,617
    26,590   SunGard Data Systems, Inc. (b) ...      797,966
                                                 -----------
                                                   3,496,448
                                                 -----------
Capital Goods (4.9%):
     5,190   American Standard Cos., Inc.
               (b) ............................      311,919
    13,500   Crane Co. ........................      418,500
    10,940   Harsco Corp. (b) .................      296,802
     9,180   IDEX Corp. .......................      312,120
     5,580   Littelfuse, Inc. (b) .............      149,488
     3,770   SPX Corp. (b) ....................      471,929
     8,260   Teleflex, Inc. ...................      363,440
     1,820   York International Corp. .........       63,736
                                                 -----------
                                                   2,387,934
                                                 -----------
Consumer Durable (3.8%):
    11,200   Borg Warner, Inc. ................      555,743
    13,060   Dana Corp. .......................      304,820
     9,990   Leggett & Platt, Inc. ............      220,080
     6,830   Liz Claiborne, Inc. ..............      344,574
     7,310   Mohawk Industries, Inc. (b) ......      257,312
    18,530   Tower Automotive, Inc. (b) .......      189,933
                                                 -----------
                                                   1,872,462
                                                 -----------
Consumer Non-Durable (5.1%):
     6,960   AptarGroup, Inc. .................      225,713
    21,600   Dole Food Co., Inc. ..............      411,480
    10,790   IBP, Inc. ........................      272,448
    10,300   McCormick & Co., Inc. ............      432,806
    38,380   PepsiAmericas, Inc. ..............      510,453
     7,750   RJ Reynolds Tobacco Holdings,
               Inc. ...........................      423,150
     3,940   Suiza Foods Corp. (b) ............      209,214
                                                 -----------
                                                   2,485,264
                                                 -----------
Consumer Services (4.9%):
    10,210   Belo Corp., Class A ..............      192,356
     7,750   Brunswick Corp. ..................      186,233
    25,530   Charter Communicatons, Inc.
               (b) ............................      596,125
    11,220   Hispanic Broadcasting Corp.
               (b) ............................      321,902
    11,450   New York Times Co., Class A ......      480,900
    10,570   Reader's Digest Assoc., Inc. Class
               A ..............................      303,888

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
     7,620   Six Flags, Inc. (b) ..............  $   160,325
     3,200   Univision Communications, Inc.
               (b) ............................      136,896
                                                 -----------
                                                   2,378,625
                                                 -----------
Energy (6.1%):
    18,300   BJ Services Co. (b) ..............      519,354
     3,630   Devon Energy Corp. ...............      190,575
     7,270   El Paso Corp. ....................      381,966
     5,870   Murphy Oil Corp. .................      432,032
     4,980   Nabors Industries, Inc. (b) ......      185,256
     4,790   Noble Drilling Corp. (b) .........      156,873
     4,310   Smith International, Inc. (b) ....      258,169
     6,020   Transocean Sedco Forex, Inc. .....      248,325
    12,530   Weatherford International, Inc.
               (b) ............................      601,439
                                                 -----------
                                                   2,973,989
                                                 -----------
Financial Services (15.8%):
    11,200   A.G. Edwards, Inc. ...............      504,000
     3,920   Ambac Financial Group, Inc. ......      228,144
     1,500   American Financial Group, Inc. ...       45,450
    12,080   AmSouth Bancorp ..................      223,359
     7,600   Associated Banc-Corp. ............      273,524
    27,350   Banknorth Group, Inc. ............      619,477
     3,580   Bear Stearns Co., Inc. ...........      211,113
     7,750   City National Corp. ..............      343,248
     4,380   Comerica, Inc. ...................      252,288
    18,430   Compass Bancshares, Inc. .........      488,395
     7,830   Everest Re Group Ltd. ............      585,684
    21,400   First Tennessee National Corp. ...      742,793
     6,250   GreenPoint Financial Corp. .......      240,000
     6,450   Heller Financial, Inc. ...........      258,000
     4,390   Metris Cos., Inc. ................      147,987
    10,500   National Commerce Financial
               Co. ............................      255,885
     7,650   Old Republic International
               Corp. ..........................      221,850
     2,750   PMI Group, Inc. ..................      199,815
    11,240   Radian Group, Inc. ...............      454,658
     7,730   SEI Investments Co. ..............      366,402
     9,600   Southtrust Corp. .................      249,600
     1,580   Transatlantic Holdings, Inc. .....      193,566
     5,500   Union Planters Corp. .............      239,800
    12,140   Waddell & Reed Financial, Inc.,
               Class A ........................      385,445
                                                 -----------
                                                   7,730,483
                                                 -----------
Health Care (12.5%):
     2,060   Allergan, Inc. ...................      176,130
     9,940   Edwards Lifesciences Corp. (b) ...      262,018
     2,520   Forest Laboratories, Inc. (b) ....      178,920

                                       7
Continued

One Group Investment Trust
Diversified Mid Cap Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     8,340   Genzyme Corp. (b) ................  $   508,740
     9,920   Gilead Sciences, Inc. (b) ........      577,245
    21,590   Health Management Associates,
               Inc., Class A (b) ..............      454,254
     6,390   Health Net, Inc. (b) .............      111,186
    11,330   IDEC Pharmaceuticals Corp. (b) ...      766,927
    10,300   Incyte Genomics, Inc. (b) ........      252,556
    13,675   IVAX Corp. (b) ...................      533,325
     5,840   Luminex Corp. (b) ................      116,742
     5,600   MedImmune, Inc. (b) ..............      264,320
    11,960   Millennium Pharmaceuticals, Inc.
               (b) ............................      425,537
     4,060   Protein Design Labs, Inc. (b) ....      352,246
     4,960   Universal Health Services, Inc.,
               Class B (b) ....................      225,680
    13,940   Waters Corp. (b) .................      384,883
     8,680   Watson Pharmaceuticals, Inc.
               (b) ............................      535,035
                                                 -----------
                                                   6,125,744
                                                 -----------
Multi-Industry (0.3%):
     2,400   Textron, Inc. ....................      132,096
                                                 -----------
Raw Materials (3.6%):
     2,890   Avery Dennison Corp. .............      147,535
     8,640   Bowater, Inc. ....................      386,554
    24,990   Crompton Corp. ...................      272,391
     8,260   Engelhard Corp. ..................      213,025
     7,760   Lubrizol Corp. ...................      240,948
     3,240   OM Group, Inc. ...................      182,250
    18,860   RPM, Inc. ........................      173,512
     4,160   Valspar Corp. ....................      147,680
                                                 -----------
                                                   1,763,895
                                                 -----------
Retail (4.7%):
     8,400   Abercrombie & Fitch Co., Class A
               (b) ............................      373,800
    16,900   Barnes & Noble, Inc. (b) .........      665,015
     6,300   Bed Bath & Beyond, Inc. (b) ......      189,000
     7,490   BJ's Wholesale Club, Inc. (b) ....      398,917
    16,930   Brinker International, Inc.
               (b) ............................      437,641
     6,530   Nordstrom, Inc. ..................      121,132
     5,720   Royal Caribbean Cruises, Ltd. ....      126,469
                                                 -----------
                                                   2,311,974
                                                 -----------
Technology (15.1%):
     8,860   Altera Corp. (b) .................      256,940
    15,920   AMETEK, Inc. .....................      486,356
     5,730   Amkor Technology, Inc. (b) .......      126,633
     5,290   Analog Devices, Inc. (b) .........      228,793
    10,890   Arrow Electronics, Inc. (b) ......      264,518
    42,390   Atmel Corp. (b) ..................      571,840

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
COMMON STOCKS, CONTINUED:
Technology, continued:
    20,880   Cadence Design Systems, Inc.
               (b) ............................  $   388,994
     3,330   Caliper Technologies Corp. (b) ...       70,097
    15,000   Ceridian Corp. (b) ...............      287,550
     5,600   Citrix System, Inc. (b) ..........      195,440
     2,520   Comverse Technology, Inc. (b) ....      143,892
     9,830   Electronic Arts, Inc. (b) ........      569,156
     2,360   L-3 Communications Holdings, Inc.
               (b) ............................      180,068
    12,040   Lam Research Corp. (b) ...........      356,986
     3,870   Lexmark International, Inc.
               (b) ............................      260,258
     6,380   Linear Technology Corp. ..........      282,124
     5,000   Microtune, Inc. (b) ..............      110,000
     9,350   Parametric Technology Corp.
               (b) ............................      130,807
    14,440   Rational Software Corp. (b) ......      405,042
     8,800   RF Micro Devices, Inc. (b) .......      237,336
    13,700   SCI Systems, Inc. (b) ............      349,350
     8,680   Symantec Corp. (b) ...............      379,229
     8,990   Symbol Technologies, Inc .........      199,578
     7,190   Synopsys, Inc. (b) ...............      347,924
     5,130   Teradyne, Inc. (b) ...............      169,803
     7,650   TriQuint Semiconductor, Inc.
               (b) ............................      172,125
     8,440   Vishay Intertechnology, Inc.
               (b) ............................      194,120
                                                 -----------
                                                   7,364,959
                                                 -----------
Transportation (0.8%):
     5,880   Alaska Air Group, Inc. (b) .......      169,932
     8,130   CNF, Inc. ........................      229,673
                                                 -----------
                                                     399,605
                                                 -----------
Utilities (8.6%):
    11,530   Allegheny Energy, Inc. ...........      556,322
     4,200   Cinergy Corp. ....................      146,790
     6,020   Constellation Energy Group,
               Inc. ...........................      256,452
     3,310   Dynegy, Inc. .....................      153,915
    18,200   Energy East Corp. ................      380,562
     4,000   Entergy Corp. ....................      153,560
     4,080   Equitable Resources, Inc. ........      135,905
     3,900   First Energy Corp. ...............      125,424
     5,010   Kinder Morgan, Inc. ..............      251,753
    26,050   Northeast Utilities ..............      540,538
     7,290   Pinnacle West Capital Corp. ......      345,546
    10,870   Potomac Electric Power Co. .......      227,400
     5,650   Scana Corp. ......................      160,460
     6,450   Telephone & Data Systems, Inc. ...      701,437
     1,900   Wisconsin Energy Corp. ...........       45,163
                                                 -----------
                                                   4,181,227
                                                 -----------
  Total Common Stocks                             45,604,705
                                                 -----------

                                       8
Continued

One Group Investment Trust
Diversified Mid Cap Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
INVESTMENT COMPANIES (3.9%):
 1,908,898   One Group Prime Money Market Fund,
               Class I ........................  $ 1,908,898
                                                 -----------
  Total Investment Companies                       1,908,898
                                                 -----------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT            SECURITY DESCRIPTION            VALUE
----------   ----------------------------------  -----------
REPURCHASE AGREEMENTS (1.3%):
$  657,000   State Street Bank and Trust,
               4.00%, 7/2/01 (Collateralized by
               various Fannie Mae
               securities) ....................  $   657,000
                                                 -----------
  Total Repurchase Agreements                        657,000
                                                 -----------
Total (Cost $45,567,517)(a)                      $48,170,603
                                                 ===========

------------
Percentages indicated are based on net assets of $48,867,470.

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 6,171,116
                   Unrealized depreciation......................   (3,568,030)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $ 2,603,086
                                                                  ===========

(b) Non-income producing securities.

See notes to financial statements.

One Group Investment Trust
Large Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Unaudited)

                                                   MARKET
  SHARES           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS (97.8%):
Business Equipment & Services (4.5%):
    48,780   Automatic Data Processing,
               Inc. ..........................  $  2,424,366
    13,120   Checkfree Corp. (b) .............       460,118
    22,540   eBay, Inc. (b) ..................     1,543,765
    37,190   Electronic Data Systems Corp. ...     2,324,375
     8,000   First Data Corp. ................       514,000
    13,190   Fiserv, Inc. (b) ................       843,896
    47,380   Paychex, Inc. ...................     1,895,200
    34,100   Peregrine Systems, Inc. (b) .....       988,900
    18,530   RSA Security, Inc. (b) ..........       573,504
    25,760   SunGard Data Systems, Inc.
               (b) ...........................       773,058
    26,880   Yahoo, Inc. (b) .................       537,331
                                                ------------
                                                  12,878,513
                                                ------------
Capital Goods (10.2%):
   554,980   General Electric Co. ............    27,055,275
    22,420   Molex, Inc. .....................       819,003
    26,480   Tyco International Ltd. .........     1,443,160
                                                ------------
                                                  29,317,438
                                                ------------
Consumer Non-Durable (3.8%):
   118,090   Coca-Cola Co. ...................     5,314,049
     9,900   Colgate Palmolive Co. ...........       584,001
    28,770   General Mills, Inc. .............     1,259,551
    17,940   Gillette Co. ....................       520,081
    13,270   Kimberly-Clark Corp. ............       741,793
    18,100   Kraft Foods, Inc. (b) ...........       561,100
    39,440   Philip Morris Co. ...............     2,001,580
                                                ------------
                                                  10,982,155
                                                ------------
Consumer Services (6.9%):
   232,065   AOL Time Warner, Inc. (b) .......    12,299,445
     7,550   Clear Channel Communications,
               Inc. (b) ......................       473,385
    40,910   Comcast Corp., Class A (b) ......     1,775,494
    49,940   Interpublic Group of Cos.,
               Inc. ..........................     1,465,739
     7,640   Time Warner Telecom, Inc. (b) ...       256,093
    67,620   Viacom, Inc., Class B (b) .......     3,499,335
                                                ------------
                                                  19,769,491
                                                ------------
Energy (1.1%):
     7,600   Baker Hughes, Inc. ..............       254,600
    36,160   El Paso Corp. ...................     1,899,846
    22,520   Hanover Compressor Co. (b) ......       745,187
     5,200   Weatherford International, Inc.
               (b) ...........................       249,600
                                                ------------
                                                   3,149,233
                                                ------------
Financial Services (3.8%):
    38,600   American International Group,
               Inc. ..........................     3,319,600
    21,800   Bank of New York Co., Inc. ......     1,046,400
    32,120   Charles Schwab Corp. ............       491,436
    23,330   Citigroup, Inc. .................     1,232,757

                                                   MARKET
  SHARES           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
    22,740   E*Trade Group, Inc. (b) .........  $    146,673
    23,180   Freddie Mac .....................     1,622,600
    18,450   Merrill Lynch & Co., Inc. .......     1,093,163
    33,310   Providian Financial Corp. .......     1,971,952
                                                ------------
                                                  10,924,581
                                                ------------
Health Care (20.9%):
    22,590   Allergan, Inc. ..................     1,931,445
    70,090   American Home Products Corp. ....     4,096,060
    84,580   Amgen, Inc. (b) .................     5,132,314
    18,100   Baxter International, Inc. ......       886,900
    84,950   Bristol-Myers Squibb Co. ........     4,442,885
    43,070   Eli Lilly & Co. .................     3,187,180
    23,220   Forest Laboratories, Inc. (b) ...     1,648,620
    17,850   Guidant Corp. (b) ...............       642,600
    23,250   Human Genome Sciences, Inc.
               (b) ...........................     1,400,813
    26,230   IDEC Pharmaceuticals Corp.
               (b) ...........................     1,775,509
    39,300   MedImmune, Inc. (b) .............     1,854,960
    93,280   Medtronic, Inc. .................     4,291,813
    48,500   Merck & Co., Inc. ...............     3,099,635
   422,415   Pfizer, Inc. ....................    16,917,720
    62,000   Pharmacia Corp. .................     2,848,900
    27,780   Protein Design Labs, Inc. (b) ...     2,410,193
    71,700   Schering-Plough Corp. ...........     2,598,408
    30,400   Waters Corp. (b) ................       839,344
                                                ------------
                                                  60,005,299
                                                ------------
Retail (9.2%):
    96,010   Bed Bath & Beyond, Inc. (b) .....     2,880,300
    10,190   Best Buy Co., Inc. (b) ..........       647,269
    28,000   Brinker International, Inc.
               (b) ...........................       723,800
   185,370   Home Depot, Inc. ................     8,628,973
    17,900   Lowe's Cos., Inc. ...............     1,298,645
   103,690   Staples, Inc. (b) ...............     1,658,003
    64,080   Target Corp. ....................     2,217,168
   134,030   Wal-Mart Stores, Inc. ...........     6,540,664
    57,060   Walgreen Co. ....................     1,948,599
                                                ------------
                                                  26,543,421
                                                ------------
Technology (34.5%):
    99,920   ADC Telecommunications, Inc.
               (b) ...........................       659,472
    20,840   Adobe Systems, Inc. .............       979,480
     2,620   Adtran, Inc. (b) ................        53,710
    12,870   Advanced Fibre Communication,
               Inc. (b) ......................       270,270
    42,810   Agilent Technologies, Inc.
               (b) ...........................     1,391,325
    13,170   Altera Corp. (b) ................       381,930
    15,300   Analog Devices, Inc. (b) ........       661,725
    68,530   Applied Materials, Inc. (b) .....     3,364,823

                                       10
Continued

One Group Investment Trust
Large Cap Growth Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

                                                   MARKET
  SHARES           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology, continued:
     5,940   Arrow Electronics, Inc. (b) .....  $    144,283
     5,340   Avnet, Inc. .....................       119,723
    15,930   BEA Systems, Inc. (b) ...........       489,210
    41,410   BMC Software, Inc. (b) ..........       933,381
    13,650   Brocade Communications Systems,
               Inc. (b) ......................       600,464
    24,870   Cadence Design Systems, Inc.
               (b) ...........................       463,328
   365,800   Cisco Systems, Inc. (b) .........     6,657,559
    41,660   Citrix System, Inc. (b) .........     1,453,934
    14,450   Compaq Computer Corp. ...........       223,831
    19,030   Comverse Technology, Inc. (b) ...     1,086,613
   102,820   Dell Computer Corp. (b) .........     2,688,743
     4,800   Electronic Arts, Inc. (b) .......       277,920
    74,520   EMC Corp. (b) ...................     2,164,806
    10,290   Hewlett-Packard Co. .............       294,294
    92,240   IBM Corp. .......................    10,423,119
   431,470   Intel Corp. .....................    12,620,497
     9,660   Jabil Circuit, Inc. (b) .........       298,108
    24,690   KLA-Tencor Corp. (b) ............     1,443,624
    19,770   Lam Research Corp. (b) ..........       586,181
    22,720   Linear Technology Corp. .........     1,004,678
    10,120   Maxim Integrated Products, Inc.
               (b) ...........................       447,405
    13,290   Mercury Interactive Corp. (b) ...       796,071
    12,990   Micromuse, Inc. (b) .............       363,590
    44,490   Micron Technology, Inc. (b) .....     1,828,539
   266,320   Microsoft Corp. (b) .............    19,441,359
    60,230   Networks Associates, Inc. (b) ...       749,864
    15,820   Novellus Systems, Inc. (b) ......       898,418
   164,380   Oracle Corp. (b) ................     3,123,220
    33,070   Palm, Inc. (b) ..................       200,735
    85,280   Parametric Technology Corp.
               (b) ...........................     1,193,067
    28,060   PeopleSoft, Inc. (b) ............     1,381,394
    54,150   Qualcomm, Inc. (b) ..............     3,166,692
    13,830   Rational Software Corp. (b) .....       387,932

                                                   MARKET
  SHARES           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology, continued:
     9,060   Siebel Systems, Inc. (b) ........       424,914
   158,440   Sun Microsystems, Inc. (b) ......  $  2,490,677
    16,200   Symantec Corp. (b) ..............       707,778
    40,875   Symbol Technologies, Inc ........       907,425
    12,810   Synopsys, Inc. (b) ..............       619,876
    19,040   Tellabs, Inc. (b) ...............       368,995
    15,330   Teradyne, Inc. (b) ..............       507,423
   127,311   Texas Instruments, Inc. .........     4,010,297
    17,270   VeriSign, Inc. (b) ..............     1,036,373
    17,700   Veritas Software Corp. (b) ......     1,177,581
    27,920   Wind River Systems, Inc. (b) ....       487,483
    12,380   Xilinx, Inc. (b) ................       510,551
                                                ------------
                                                  98,964,690
                                                ------------
Utilities (2.9%):
    20,600   AES Corp. (b) ...................       886,830
    11,340   Alltel Corp. ....................       694,688
    23,410   Enron Corp. .....................     1,147,090
    49,450   Nextel Communications, Inc.,
               Class A (b) ...................       865,375
    47,688   Qwest Communications
               International, Inc. ...........     1,519,826
     9,780   Scientific Atlanta, Inc. ........       397,068
     1,380   Telephone & Data Systems,
               Inc. ..........................       150,075
    41,570   Williams Cos., Inc. .............     1,369,732
    95,670   WorldCom, Inc. (b) ..............     1,358,514
                                                ------------
                                                   8,389,198
                                                ------------
  Total Common Stocks                            280,924,019
                                                ------------
INVESTMENT COMPANIES (2.7%):
 7,758,605   One Group Prime Money Market
               Fund, Class I .................     7,758,605
                                                ------------
  Total Investment Companies                       7,758,605
                                                ------------
Total (Cost $317,851,198)(a)                    $288,682,624
                                                ============

------------
Percentages indicated are based on net assets of $287,163,057.

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 26,038,752
                   Unrealized depreciation......................   (55,270,326)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $(29,168,574)
                                                                  ============

(b) Non-income producing securities.

See notes to financial statements.

One Group Investment Trust
Diversified Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Unaudited)

   SHARES
     OR
 PRINCIPAL                                         MARKET
   AMOUNT           SECURITY DESCRIPTION           VALUE
------------   -------------------------------  ------------
COMMON STOCKS (95.4%):
Business Equipment & Services (2.1%):
      13,370   Automatic Data Processing,
                 Inc. ........................  $    664,489
      17,690   Electronic Data Systems
                 Corp. .......................     1,105,625
      18,870   Paychex, Inc. .................       754,800
                                                ------------
                                                   2,524,914
                                                ------------
Capital Goods (7.8%):
       6,070   Cooper Cameron Cos., Inc.
                 (b) .........................       338,706
      17,180   Crane Co. .....................       532,580
     105,850   General Electric Co. ..........     5,160,187
      11,480   Johnson Controls, Inc .........       831,956
       4,260   SPX Corp. (b) .................       533,267
      39,540   Tyco International Ltd. .......     2,154,930
                                                ------------
                                                   9,551,626
                                                ------------
Consumer Durable (2.2%):
      14,280   Danaher Corp. .................       799,680
      14,660   General Motors Corp. ..........       943,371
      12,920   Lear Corp. (b) ................       450,908
       6,870   Whirlpool Corp. ...............       429,375
                                                ------------
                                                   2,623,334
                                                ------------
Consumer Non-Durable (6.5%):
      47,560   Archer-Daniels-Midland Co. ....       618,280
      27,610   Coca-Cola Co. .................     1,242,450
      24,470   Dole Food Co., Inc. ...........       466,154
       5,850   Estee Lauder Cos., Class A ....       252,135
      18,030   General Mills, Inc. ...........       789,353
      27,700   Interstate Bakeries Corp. .....       443,200
      17,380   Kimberly-Clark Corp. ..........       971,542
      14,220   Kraft Foods, Inc. (b) .........       440,820
      12,740   McDonald's Corp. ..............       344,744
      36,640   Philip Morris Co. .............     1,859,480
       8,080   Procter & Gamble Co. ..........       515,504
                                                ------------
                                                   7,943,662
                                                ------------
Consumer Services (6.2%):
      62,910   AOL Time Warner, Inc. (b) .....     3,334,230
      17,420   Comcast Corp., Class A (b) ....       756,028
      12,370   Omnicom Group, Inc. ...........     1,063,820
      33,500   Viacom, Inc., Class B (b) .....     1,733,625
      23,730   Walt Disney Co. ...............       685,560
                                                ------------
                                                   7,573,263
                                                ------------
Energy (6.3%):
      15,930   El Paso Corp. .................       836,962
      52,195   Exxon Mobil Corp. .............     4,559,233
       9,520   Hanover Compressor Co. (b) ....       315,017
       7,430   Murphy Oil Corp. ..............       546,848
      13,390   Texaco, Inc. ..................       891,774

   SHARES
     OR
 PRINCIPAL                                         MARKET
   AMOUNT           SECURITY DESCRIPTION           VALUE
------------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Energy, continued:
      11,360   Transocean Sedco Forex,
                 Inc. ........................  $    468,600
                                                ------------
                                                   7,618,434
                                                ------------
Financial Services (17.0%):
      19,740   American Express Co. ..........       765,912
      33,200   American International Group,
                 Inc. ........................     2,855,199
      22,230   Bank of America Corp. .........     1,334,467
      16,140   Charter One Financial, Inc. ...       514,866
      76,630   Citigroup, Inc. ...............     4,049,128
      35,590   FleetBoston Financial Corp. ...     1,404,026
      32,090   Freddie Mac ...................     2,246,300
      13,900   Hartford Financial Services
                 Group, Inc. .................       950,760
      23,330   JP Morgan Chase & Co. .........     1,040,518
       9,870   Marsh & McLennan Co. ..........       996,870
      22,170   Morgan Stanley Dean Witter &
                 Co. .........................     1,423,979
      15,920   Pacific Century Financial
                 Corp. .......................       410,577
      31,890   Southtrust Corp. ..............       829,140
       9,470   SunTrust Banks, Inc. ..........       613,467
      10,790   Waddell & Reed Financial, Inc.,
                 Class A .....................       342,583
      23,620   Wells Fargo & Co. .............     1,096,677
                                                ------------
                                                  20,874,469
                                                ------------
Health Care (12.6%):
      19,480   Abbott Laboratories ...........       935,235
      22,910   American Home Products
                 Corp. .......................     1,338,860
      20,350   Amgen, Inc. (b) ...............     1,234,838
      25,050   Baxter International, Inc. ....     1,227,450
      30,740   Bristol-Myers Squibb Co. ......     1,607,702
      10,610   Cigna Corp. ...................     1,016,650
       8,770   Guidant Corp. (b) .............       315,720
      14,800   Johnson & Johnson .............       740,000
      10,100   MedImmune, Inc. (b) ...........       476,720
      23,040   Medtronic, Inc. ...............     1,060,070
      13,690   Merck & Co., Inc. .............       874,928
      82,540   Pfizer, Inc. ..................     3,305,727
      21,840   Schering-Plough Corp. .........       791,482
      14,490   Waters Corp. (b) ..............       400,069
                                                ------------
                                                  15,325,451
                                                ------------
Multi-Industry (0.5%):
      16,260   Honeywell International,
                 Inc. ........................       568,937
                                                ------------
Raw Materials (3.0%):
      29,670   Alcoa, Inc. ...................     1,168,998
      12,220   Cabot Corp. ...................       440,164
      27,880   Crompton Corp. ................       303,892
      16,480   Cytec Industries, Inc. (b) ....       626,240

                                       12
Continued

One Group Investment Trust
Diversified Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

   SHARES
     OR
 PRINCIPAL                                         MARKET
   AMOUNT           SECURITY DESCRIPTION           VALUE
------------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
      11,940   Du Pont (EI) de Nemours &
                 Co. .........................  $    575,986
      14,830   Sigma-Aldrich Corp. ...........       572,735
                                                ------------
                                                   3,688,015
                                                ------------
Retail (6.0%):
      12,780   Bed Bath & Beyond, Inc. (b) ...       383,400
      26,990   Brinker International, Inc.
                 (b) .........................       697,692
      25,000   Home Depot, Inc. ..............     1,163,750
      29,830   Limited, Inc. .................       492,792
      16,360   Nordstrom, Inc. ...............       303,478
      24,870   Saks, Inc. (b) ................       238,752
      17,640   Target Corp. ..................       610,344
      10,980   Tricon Global Restaurants, Inc.
                 (b) .........................       482,022
      41,900   Wal-Mart Stores, Inc. .........     2,044,719
      25,640   Walgreen Co. ..................       875,606
                                                ------------
                                                   7,292,555
                                                ------------
Shelter (0.8%):
      17,420   Georgia-Pacific Corp. .........       589,667
      10,330   Pentair, Inc. .................       349,154
                                                ------------
                                                     938,821
                                                ------------
Technology (15.3%):
      52,510   ADC Telecommunications, Inc.
                 (b) .........................       346,566
      17,660   Applied Materials, Inc. (b) ...       867,106
           1   Avaya, Inc. (b) ...............            14
      66,270   Cisco Systems, Inc. (b) .......     1,206,114
       8,920   Comverse Technology, Inc.
                 (b) .........................       509,332
      14,500   Dell Computer Corp. (b) .......       379,175
      18,880   EMC Corp. (b) .................       548,464
      21,590   Hewlett-Packard Co. ...........       617,474
      17,170   IBM Corp. .....................     1,940,210
      78,870   Intel Corp. ...................     2,306,948
      12,010   Linear Technology Corp. .......       531,082
      58,750   Microsoft Corp. (b) ...........     4,288,749
      22,480   Motorola, Inc. ................       372,269
      46,190   Oracle Corp. (b) ..............       877,610
      14,010   Qualcomm, Inc. (b) ............       819,305
      13,900   Rational Software Corp. (b) ...       389,895
      19,850   Sun Microsystems, Inc. (b) ....       312,042
       8,950   Symantec Corp. (b) ............       391,026

   SHARES
     OR
 PRINCIPAL                                         MARKET
   AMOUNT           SECURITY DESCRIPTION           VALUE
------------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology, continued:
      19,450   Symbol Technologies, Inc ......  $    431,790
      21,810   Texas Instruments, Inc. .......       687,015
      23,700   Xerox Corp. ...................       226,809
      15,410   Xilinx, Inc. (b) ..............       635,508
                                                ------------
                                                  18,684,503
                                                ------------
Transportation (0.4%):
       7,790   United Parcel Service, Inc.,
                 Class B .....................       450,262
                                                ------------
Utilities (8.7%):
      18,930   AT&T Corp. ....................       416,460
      14,920   CenturyTel, Inc. ..............       452,076
      14,600   CMS Energy Corp. ..............       406,610
      12,690   Dynegy, Inc. ..................       590,085
      18,410   Energy East Corp. .............       384,953
      10,700   First Energy Corp. ............       344,112
      16,180   FPL Group, Inc. ...............       974,198
      11,400   Kinder Morgan, Inc. ...........       572,850
      24,900   Pinnacle West Capital Corp. ...     1,180,260
      20,020   Qwest Communications
                 International, Inc. .........       638,037
      50,240   SBC Communications, Inc. ......     2,012,614
      21,460   Verizon Communications ........     1,148,110
      18,210   Williams Cos., Inc. ...........       600,020
      60,950   WorldCom, Inc. (b) ............       865,490
       2,438   WorldCom, Inc. - MCI Group ....        39,252
                                                ------------
                                                  10,625,127
                                                ------------
  Total Common Stocks                            116,283,373
                                                ------------
INVESTMENT COMPANIES (4.0%):
   4,831,725   One Group Prime Money Market
                 Fund, Class I ...............     4,831,725
                                                ------------
  Total Investment Companies                       4,831,725
                                                ------------
REPURCHASE AGREEMENTS (0.7%):
$    857,000   State Street Bank and Trust,
                 4.00%, 7/2/01 (Collateralized
                 by various Fannie Mae
                 securities) .................       857,000
                                                ------------
  Total Repurchase Agreements                        857,000
                                                ------------
Total (Cost $123,660,750)(a)                    $121,972,098
                                                ============

                                       13
Continued

One Group Investment Trust
Diversified Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

------------
Percentages indicated are based on net assets of $121,834,211.

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 11,236,743
                   Unrealized depreciation......................   (12,925,395)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $ (1,688,652)
                                                                  ============

(b) Non-income producing securities.

See notes to financial statements.

One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Unaudited)

 SHARES
   OR
PRINCIPAL                                         MARKET
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  ------------
 COMMON STOCKS (99.0%):
Business Equipment & Services (1.9%):
   1,700    Allied Waste Industries, Inc.
              (b) ...........................  $     31,756
   5,500    Automatic Data Processing,
              Inc. ..........................       273,349
   1,500    Cintas Corp. ....................        69,375
   1,500    Computer Sciences Corp. (b) .....        51,900
   1,965    Concord EFS, Inc. (b) ...........       102,200
   1,500    Convergys Corp. (b) .............        45,375
     600    Deluxe Corp. ....................        17,340
   4,100    Electronic Data Systems Corp. ...       256,250
   1,300    Equifax, Inc. ...................        47,684
   3,500    First Data Corp. ................       224,875
   1,066    Fiserv, Inc. (b) ................        68,203
     800    H & R Block, Inc. ...............        51,640
   2,800    Novell, Inc. (b) ................        15,932
   2,600    Office Depot, Inc. (b) ..........        26,988
   3,275    Paychex, Inc. ...................       131,000
   2,200    Pitney Bowes, Inc. ..............        92,664
   1,100    R.R. Donnelley & Sons Co. .......        32,670
   1,600    Robert Half International, Inc.
              (b) ...........................        39,824
     500    Ryder Systems, Inc. .............         9,800
   1,178    Sabre Group Holdings, Inc.
              (b) ...........................        58,900
   1,100    Sapient Corp. (b) ...............        10,725
   5,500    Waste Management, Inc. ..........       169,510
   5,000    Yahoo, Inc. (b) .................        99,950
                                               ------------
                                                  1,927,910
                                               ------------
Capital Goods (7.1%):
     700    Black & Decker Corp. ............        27,622
   7,700    Boeing Co. ......................       428,120
   3,000    Caterpillar, Inc. ...............       150,150
     800    Cooper Industries, Inc. .........        31,672
     550    Crane Co. .......................        17,050
     400    Cummins Engine, Inc. ............        15,480
   2,100    Deere & Co. .....................        79,485
   1,800    Dover Corp. .....................        67,770
   3,800    Emerson Electric Co. ............       229,900
  88,100    General Electric Co. (c) ........     4,294,874
   2,700    Illinois Tool Works, Inc. .......       170,910
   1,400    Ingersoll-Rand Co. ..............        57,680
     800    Johnson Controls, Inc ...........        57,976
   1,775    Molex, Inc. .....................        64,841
     400    National Service Industries,
              Inc. ..........................         9,028
     500    Navistar International Corp.
              (b) ...........................        14,065
     700    Paccar, Inc. ....................        35,994
   1,000    Parker-Hannifin Corp. ...........        42,440
   1,500    PPG Industries, Inc. ............        78,855
   1,600    Thermo Electron Corp. (b) .......        35,232
     500    Timken Co. ......................         8,470
  17,209    Tyco International Ltd. .........       937,891

 SHARES
   OR
PRINCIPAL                                         MARKET
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Capital Goods, continued:
   4,200    United Technologies Corp. .......  $    307,692
     800    W.W. Grainger, Inc. .............        32,928
                                               ------------
                                                  7,196,125
                                               ------------
Consumer Durable (1.5%):
   1,000    AutoZone, Inc. (b) ..............        37,500
     600    Cooper Tire & Rubber Co. ........         8,520
   1,292    Dana Corp. ......................        30,155
   1,300    Danaher Corp. ...................        72,800
   4,908    Delphi Automotive Systems
              Corp. .........................        78,184
   2,700    Eastman Kodak Co. ...............       126,036
     600    Eaton Corp. .....................        42,060
  16,186    Ford Motor Co. ..................       397,367
   4,900    General Motors Corp. ............       315,315
   1,500    Genuine Parts Co. ...............        47,250
   1,400    Goodyear Tire & Rubber Co. ......        39,200
   2,700    Harley-Davidson, Inc. ...........       127,116
     800    ITT Industries, Inc. ............        35,400
   1,775    Leggett & Platt, Inc. ...........        39,103
     500    Liz Claiborne, Inc. .............        25,225
     700    Maytag Corp. ....................        20,482
     500    Snap-On, Inc. ...................        12,080
     800    Stanley Works ...................        33,504
   1,108    Visteon Corp. ...................        20,365
     600    Whirlpool Corp. .................        37,500
                                               ------------
                                                  1,545,162
                                               ------------
Consumer Non-Durable (6.8%):
     300    Adolph Coors Co., Class B .......        15,054
     500    Alberto-Culver Co., Class B .....        21,020
     600    American Greetings Corp., Class
              A .............................         6,600
   8,000    Anheuser-Busch Co., Inc. ........       329,600
   5,584    Archer-Daniels-Midland Co. ......        72,592
   2,100    Avon Products, Inc. .............        97,188
     300    Ball Corp. ......................        14,268
     500    Bemis Co., Inc. .................        20,085
     600    Brown-Forman Corp., Class B .....        38,364
   3,700    Campbell Soup Co. ...............        95,275
   2,100    Clorox Co. ......................        71,085
  22,100    Coca-Cola Co. ...................       994,500
   3,700    Coca-Cola Enterprises, Inc. .....        60,495
   5,000    Colgate Palmolive Co. ...........       294,950
   4,800    ConAgra Foods, Inc. .............        95,088
   1,400    Fortune Brands, Inc. ............        53,704
   2,500    General Mills, Inc. .............       109,450
   9,400    Gillette Co. ....................       272,506
   3,100    H.J. Heinz Co. ..................       126,759

                                       15
Continued

One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

 SHARES
   OR
PRINCIPAL                                         MARKET
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
   1,200    Hershey Foods Corp. .............  $     74,052
     900    International Flavors &
              Fragrances, Inc. ..............        22,617
   3,600    Kellogg Co. .....................       104,400
   4,700    Kimberly-Clark Corp. ............       262,730
  11,500    McDonald's Corp. ................       311,190
   2,357    Newell Rubbermaid, Inc. .........        59,161
   1,400    Pactiv Corp. (b) ................        18,760
   1,230    Pepsi Bottling Group, Inc. ......        49,323
  13,000    PepsiCo, Inc. ...................       574,600
  19,500    Philip Morris Co. ...............       989,625
  11,500    Procter & Gamble Co. ............       733,700
   1,200    Quaker Oats Co. .................       109,500
   2,800    Ralston Purina Group ............        84,056
     500    Reebok International Ltd. (b) ...        15,975
   6,964    Sara Lee Corp. ..................       131,895
   1,200    SuperValu, Inc. .................        21,060
   6,000    Sysco Corp. .....................       162,900
     500    Tupperware Corp. ................        11,715
   5,071    Unilever N V ....................       302,079
   1,400    UST, Inc. .......................        40,404
   2,000    Wm. Wrigley Junior Co. ..........        93,700
                                               ------------
                                                  6,962,025
                                               ------------
Consumer Services (5.5%):
  39,300    AOL Time Warner, Inc. (b) .......     2,082,901
     800    Brunswick Corp. .................        19,224
   5,200    Carnival Corp. ..................       159,640
   7,600    Cendant Corp. (b) ...............       148,200
   5,200    Clear Channel Communications,
              Inc. (b) ......................       326,040
   8,400    Comcast Corp., Class A (b) ......       364,566
     800    Dow Jones & Co., Inc. ...........        47,768
   2,300    Gannett Co., Inc. ...............       151,570
   1,000    Harrah's Entertainment, Inc.
              (b) ...........................        35,300
   1,500    Hasbro, Inc. ....................        21,675
   3,200    Hilton Hotels Corp. .............        37,120
   2,800    Interpublic Group of Cos.,
              Inc. ..........................        82,180
     600    Knight-Ridder, Inc. .............        35,580
   2,100    Marriott International, Inc.,
              Class A .......................        99,414
   3,800    Mattel, Inc. ....................        71,896
   1,700    McGraw-Hill Co., Inc. ...........       112,455
     400    Meredith Corp. ..................        14,324
   1,400    New York Times Co., Class A .....        58,800
   1,600    Omnicom Group, Inc. .............       137,600
   1,700    Starwood Hotels & Resorts
              Worldwide, Inc. ...............        63,376
   2,731    Tribune Co. .....................  $    109,247

 SHARES
   OR
PRINCIPAL                                         MARKET
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
   1,800    Univision Communications, Inc.
              (b) ...........................        77,004
  15,779    Viacom, Inc., Class B (b) .......       816,563
  18,500    Walt Disney Co. .................       534,465
                                               ------------
                                                  5,606,908
                                               ------------
Energy (6.7%):
     800    Amerada Hess Corp. ..............        64,640
   2,228    Anadarko Petroleum Corp. ........       120,379
   1,100    Apache Corp. ....................        55,825
     600    Ashland Co., Inc. ...............        24,060
   2,970    Baker Hughes, Inc. ..............        99,495
   1,900    Burlington Resources, Inc. ......        75,905
   5,700    Chevron Corp. ...................       515,850
   5,544    Conoco, Inc., Class B ...........       160,222
   1,100    Devon Energy Corp. ..............        57,750
   4,514    El Paso Corp. ...................       237,166
   1,000    EOG Resources, Inc. .............        35,550
  30,604    Exxon Mobil Corp. ...............     2,673,258
   3,900    Halliburton Co. .................       138,840
     836    Kerr-McGee Corp. ................        55,402
     500    McDermott International, Inc.
              (b) ...........................         5,825
   3,006    Mirant Corp. (b) ................       103,406
   1,262    Nabors Industries, Inc. (b) .....        46,946
   1,200    Noble Drilling Corp. (b) ........        39,300
   3,300    Occidental Petroleum Corp. ......        87,747
   2,300    Phillips Petroleum Co. ..........       131,100
     800    Rowan Cos., Inc. (b) ............        17,680
  19,000    Royal Dutch Petroleum Co. .......     1,107,130
   5,100    Schlumberger Ltd. ...............       268,515
     800    Sunoco, Inc. ....................        29,304
   4,900    Texaco, Inc. ....................       326,340
   1,300    Tosco Corp. .....................        57,265
   2,790    Transocean Sedco Forex, Inc. ....       115,088
   2,200    Unocal Corp. ....................        75,130
   2,800    USX-Marathon Group, Inc. ........        82,628
                                               ------------
                                                  6,807,746
                                               ------------
Financial Services (17.3%):
   4,700    AFLAC, Inc. .....................       148,003
   6,500    Allstate Corp. ..................       285,935
     900    Ambac Financial Group, Inc. .....        52,380
  11,800    American Express Co. ............       457,840
   4,500    American General Corp. ..........       209,025
  20,680    American International Group,
              Inc. ..........................     1,778,480
   3,300    AmSouth Bancorp .................        61,017
   2,250    Aon Corp. .......................        78,750

                                       16
Continued

One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

 SHARES
   OR
PRINCIPAL                                         MARKET
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
  14,192    Bank of America Corp. ...........  $    851,946
   6,500    Bank of New York Co., Inc. ......       312,000
  10,286    Bank One Corp. ..................       368,239
   3,600    BB&T Corp. ......................       132,120
     925    Bear Stearns Co., Inc. ..........        54,547
   1,800    Capital One Financial Corp. .....       108,000
  12,350    Charles Schwab Corp. ............       188,955
   1,870    Charter One Financial, Inc. .....        59,653
   1,600    Chubb Corp. .....................       123,888
   1,400    Cincinnati Financial Corp. ......        55,300
  44,666    Citigroup, Inc. .................     2,360,151
   1,600    Comerica, Inc. ..................        92,160
   2,891    Conseco, Inc. ...................        39,462
   1,000    Countrywide Credit Industries,
              Inc. ..........................        45,880
   8,900    Fannie Mae ......................       757,835
   5,088    Fifth Third Bancorp .............       305,534
   8,700    First Union Corp. ...............       303,978
   9,595    FleetBoston Financial Corp. .....       378,523
   2,400    Franklin Resources, Inc. ........       109,848
   6,100    Freddie Mac .....................       427,000
   1,400    Golden West Financial Corp. .....        89,936
   2,100    Hartford Financial Services
              Group, Inc. ...................       143,640
   4,106    Household International, Inc. ...       273,870
   2,208    Huntington Bancshares, Inc. .....        36,101
   1,350    Jefferson-Pilot Corp. ...........        65,232
   2,750    John Hancock Financial Services,
              Inc. ..........................       110,715
  17,610    JP Morgan Chase & Co. ...........       785,406
   3,800    Key Corp. .......................        98,990
   2,200    Lehman Brothers Holding, Inc. ...       171,050
   1,700    Lincoln National Corp. ..........        87,975
   1,700    Loews Corp. .....................       109,531
   2,450    Marsh & McLennan Co. ............       247,450
   1,350    MBIA, Inc. ......................        75,168
   7,550    MBNA Corp. ......................       248,773
   4,300    Mellon Financial Corp. ..........       197,800
   7,400    Merrill Lynch & Co., Inc. .......       438,450
   6,600    MetLife, Inc. ...................       204,468
     900    MGIC Investment Corp. ...........        65,376
   1,400    Moody's Corp. ...................        46,900
   9,900    Morgan Stanley Dean Witter &
              Co. ...........................       635,877
   5,400    National City Corp. .............       166,212
   2,000    Northern Trust Corp. ............       125,000
   2,600    PNC Financial Services Group ....       171,054
     700    Progressive Corp. ...............        94,633
   2,500    Providian Financial Corp. .......       148,000

 SHARES
   OR
PRINCIPAL                                         MARKET
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
   2,150    Regions Financial Corp. .........        68,800
   1,100    SAFECO Corp. ....................  $     32,450
   3,000    Southtrust Corp. ................        78,000
   1,900    St. Paul Co., Inc. ..............        96,311
   2,900    State Street Corp. ..............       143,521
   2,000    Stilwell Financial, Inc. ........        67,120
   2,600    SunTrust Banks, Inc. ............       168,428
   2,550    Synovus Financial Corp. .........        80,019
   1,120    T. Rowe Price Group, Inc. .......        41,877
   1,100    Torchmark Corp. .................        44,231
  17,105    U.S. Bancorp ....................       389,823
   1,200    Union Planters Corp. ............        52,320
   2,092    UnumProvident Corp. .............        67,195
   1,400    USA Education, Inc. .............       102,200
   1,900    Wachovia Corp. ..................       135,185
   7,827    Washington Mutual, Inc. .........       293,904
  15,200    Wells Fargo & Co. ...............       705,736
     819    Zions Bancorp ...................        48,321
                                               ------------
                                                 17,599,497
                                               ------------
Health Care (12.4%):
  13,700    Abbott Laboratories .............       657,737
   1,300    Aetna, Inc. (b) .................        33,631
   1,200    Allergan, Inc. ..................       102,600
  11,700    American Home Products Corp. ....       683,748
   9,300    Amgen, Inc. (b) .................       564,324
     500    Bausch & Lomb, Inc. .............        18,120
   5,200    Baxter International, Inc. ......       254,800
   2,300    Becton, Dickinson & Co. .........        82,317
   1,300    Biogen, Inc. (b) ................        70,668
   1,550    Biomet, Inc. ....................        74,493
   3,600    Boston Scientific Corp. (b) .....        61,200
  17,200    Bristol-Myers Squibb Co. ........       899,560
     400    C.R. Bard, Inc. .................        22,780
   3,975    Cardinal Health, Inc. ...........       274,275
   1,700    Chiron Corp. (b) ................        86,700
   1,300    Cigna Corp. .....................       124,566
  10,000    Eli Lilly & Co. .................       740,000
   1,600    Forest Laboratories, Inc. (b) ...       113,600
   2,700    Guidant Corp. (b) ...............        97,200
   4,900    HCA-The Healthcare Corp. ........       221,431
   3,400    HealthSouth Corp. (b) ...........        54,298
   1,500    Humana, Inc. (b) ................        14,775
   2,600    IMS Health, Inc. ................        74,100
  26,858    Johnson & Johnson ...............     1,342,900
   1,550    King Pharmaceuticals, Inc.
              (b) ...........................        83,313
     900    Manor Care, Inc. (b) ............        28,575
   2,522    McKesson HBOC, Inc. .............        93,617
   1,850    MedImmune, Inc. (b) .............        87,320

                                       17
Continued

One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

 SHARES
   OR
PRINCIPAL                                         MARKET
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Health Care, continued:
  10,700    Medtronic, Inc. .................  $    492,307
  20,300    Merck & Co., Inc. ...............     1,297,373
     400    Millipore Corp. .................        24,792
  55,950    Pfizer, Inc. ....................     2,240,797
  11,513    Pharmacia Corp. .................       529,022
   1,000    Quintiles Transnational Corp.
              (b) ...........................        25,250
  13,000    Schering-Plough Corp. ...........       471,120
     800    St. Jude Medical, Inc. (b) ......        48,000
   1,715    Stryker Corp. ...................        94,068
   2,900    Tenet Healthcare Corp. (b) ......       149,611
   2,800    UnitedHealth Group, Inc. ........       172,900
     900    Watson Pharmaceuticals, Inc.
              (b) ...........................        55,476
     600    Wellpoint Health Networks, Inc.
              (b) ...........................        56,544
                                               ------------
                                                 12,619,908
                                               ------------
Multi-Industry (3.8%):
   8,200    Corning, Inc. ...................       137,022
     300    FMC Corp. (b) ...................        20,568
   7,162    Honeywell International, Inc. ...       250,598
   3,500    Minnesota Mining & Manufacturing
              Co. ...........................       399,350
  24,400    S&P 500 Depositary Receipt ......     2,991,440
   1,300    Textron, Inc. ...................        71,552
                                               ------------
                                                  3,870,530
                                               ------------
Raw Materials (1.9%):
   2,000    Air Products and Chemicals,
              Inc. ..........................        91,500
   2,800    Alcan Aluminum Ltd. .............       117,656
   7,736    Alcoa, Inc. .....................       304,798
     700    Allegheny Technologies, Inc. ....        12,663
   1,000    Avery Dennison Corp. ............        51,050
     900    B. F. Goodrich Co. ..............        34,182
   3,500    Barrick Gold Corp. ..............        53,025
   7,972    Dow Chemical Co. ................       265,069
   9,311    Du Pont (EI) de Nemours & Co. ...       449,163
     700    Eastman Chemical Co. ............        33,341
   1,100    Ecolab, Inc. ....................        45,067
   1,100    Engelhard Corp. .................        28,369
   1,300    Freeport-McMoRan Copper & Gold,
              Inc., Class B (b) .............        14,365
     400    Great Lakes Chemical Corp. ......        12,340
     900    Hercules, Inc. ..................        10,170
   2,300    Homestake Mining Co. ............        17,825
   1,600    Inco Ltd. (b) ...................        27,616
   1,700    Newmont Mining Corp. ............        31,637
     700    Nucor Corp. .....................        34,223
   1,100    Pall Corp. ......................        25,883
     670    Phelps Dodge Corp. ..............        27,805

 SHARES
   OR
PRINCIPAL                                         MARKET
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
   2,900    Placer Dome, Inc. ...............  $     28,420
   1,400    Praxair, Inc. ...................        65,800
   1,910    Rohm & Haas Co. .................        62,839
     700    Sigma-Aldrich Corp. .............        27,034
     800    USX-U.S. Steel Group, Inc. ......        16,120
     900    Vulcan Materials Co. ............        48,375
     700    Worthington Industries, Inc. ....         9,520
                                               ------------
                                                  1,945,855
                                               ------------
Retail (6.3%):
   3,641    Albertson's, Inc. ...............       109,194
   2,540    Bed Bath & Beyond, Inc. (b) .....        76,200
   1,900    Best Buy Co., Inc. (b) ..........       120,688
   1,000    Big Lots, Inc. (b) ..............        13,680
   1,800    Circuit City Stores, Inc. .......        32,400
   4,000    Costco Wholesale Corp. (b) ......       164,320
   3,500    CVS Corp. .......................       135,100
   1,100    Darden Restaurants, Inc. ........        30,690
     800    Dillard's, Inc., Class A ........        12,216
   2,882    Dollar General Corp. ............        56,199
   1,800    Federated Department Stores, Inc.
              (b) ...........................        76,500
   7,600    Gap, Inc. .......................       220,400
  20,650    Home Depot, Inc. ................       961,258
   2,300    J.C. Penney, Inc. ...............        60,628
   4,300    KMart, Inc. (b) .................        49,321
   2,900    Kohl's Corp. (b) ................       181,917
   7,300    Kroger Co. (b) ..................       182,500
   3,800    Limited, Inc. ...................        62,776
     300    Longs Drug Stores, Inc. .........         6,465
   3,400    Lowe's Cos., Inc. ...............       246,670
   2,600    May Department Stores Co. .......        89,076
   2,400    Nike, Inc., Class B .............       100,776
   1,200    Nordstrom, Inc. .................        22,260
   1,700    RadioShack Corp. ................        51,850
   4,500    Safeway, Inc. (b) ...............       216,000
   3,000    Sears Roebuck & Co. .............       126,930
   1,400    Sherwin-Williams Co. ............        31,080
   4,000    Staples, Inc. (b) ...............        63,960
   3,400    Starbucks Corp. (b) .............        78,200
   8,000    Target Corp. ....................       276,800
   1,300    Tiffany & Co. ...................        47,086
   2,500    TJX Cos., Inc. ..................        79,675
   1,800    Toys "R" Us, Inc. (b) ...........        44,550
   1,300    Tricon Global Restaurants, Inc.
              (b) ...........................        57,070
   1,000    V.F. Corp. ......................        36,380

                                       18
Continued

One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

 SHARES
   OR
PRINCIPAL                                         MARKET
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Retail, continued:
  39,700    Wal-Mart Stores, Inc. (c) .......  $  1,937,359
   9,000    Walgreen Co. ....................       307,350
   1,000    Wendy's International, Inc. .....        25,540
   1,200    Winn-Dixie Stores, Inc. .........        31,356
                                               ------------
                                                  6,422,420
                                               ------------
Shelter (0.7%):
     500    Boise Cascade Corp. .............        17,585
     500    Centex Corp. ....................        20,375
     700    Fluor Corp. .....................        31,605
   1,996    Georgia-Pacific Corp. ...........        67,565
   4,272    International Paper Co. .........       152,510
     400    KB Home .........................        12,068
     900    Louisiana-Pacific Corp. .........        10,557
   4,000    Masco Corp. .....................        99,840
     900    Mead Corp. ......................        24,426
     300    Potlatch Corp. ..................        10,323
     400    Pulte Corp. .....................        17,052
     700    Sealed Air Corp. (b) ............        26,075
     400    Temple-Inland, Inc. .............        21,316
     900    Westvaco Corp. ..................        21,861
   1,900    Weyerhaeuser Co. ................       104,443
   1,700    Williamette Industries, Inc. ....        84,150
                                               ------------
                                                    721,751
                                               ------------
Technology (17.8%):
   6,900    ADC Telecommunications, Inc.
              (b) ...........................        45,540
   2,100    Adobe Systems, Inc. .............        98,700
   3,000    Advanced Micro Devices, Inc.
              (b) ...........................        86,640
   4,012    Agilent Technologies, Inc.
              (b) ...........................       130,390
   3,500    Altera Corp. (b) ................       101,500
   1,700    American Power Conversion Corp.
              (b) ...........................        26,775
   3,200    Analog Devices, Inc. (b) ........       138,400
     700    Andrew Corp. (b) ................        12,915
   3,100    Apple Computer, Inc. (b) ........        72,075
   1,900    Applera Corp.- Applied Biosystems
              Group .........................        50,825
   7,200    Applied Materials, Inc. (b) .....       353,520
   2,700    Applied Micro Circuits Corp.
              (b) ...........................        46,440
     500    Autodesk, Inc. ..................        18,650
   2,532    Avaya, Inc. (b) .................        34,688
   2,200    BMC Software, Inc. (b) ..........        49,588
   2,300    Broadcom Corp., Class A (b) .....        98,348
   2,400    BroadVision, Inc. (b) ...........        12,000
   1,600    Cabletron Systems, Inc. (b) .....        36,560
  64,900    Cisco Systems, Inc. (b)(c) ......     1,181,180
   2,370    Citizens Communications Co.
              (b) ...........................        28,511

 SHARES
   OR
PRINCIPAL                                         MARKET
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology, continued:
   1,600    Citrix System, Inc. (b) .........  $     55,840
  14,994    Compaq Computer Corp. ...........       232,257
   5,100    Computer Associates
              International, Inc. ...........       183,600
   3,200    Compuware Corp. (b) .............        44,768
   1,500    Comverse Technology, Inc. (b) ...        85,650
   2,124    Conexant Systems, Inc. (b) ......        19,010
  23,000    Dell Computer Corp. (b) .........       601,450
  19,524    EMC Corp. (b) ...................       567,172
   2,800    Gateway, Inc. (b) ...............        46,060
   1,800    General Dynamics Corp. ..........       140,058
   7,820    Global Crossing Ltd. (b) ........        67,565
  17,200    Hewlett-Packard Co. .............       491,920
  15,400    IBM Corp. .......................     1,740,200
  59,600    Intel Corp. (c) .................     1,743,301
   1,800    Intuit, Inc. (b) ................        71,982
   1,700    Jabil Circuit, Inc. (b) .........        52,462
  11,600    JDS Uniphase Corp. (b) ..........       145,000
   1,600    KLA-Tencor Corp. (b) ............        93,552
   1,100    Lexmark International, Inc.
              (b) ...........................        73,975
   2,800    Linear Technology Corp. .........       123,816
   3,800    Lockheed Martin Corp. ...........       140,790
   3,200    LSI Logic Corp. (b) .............        60,160
  30,290    Lucent Technologies, Inc. .......       187,798
   2,900    Maxim Integrated Products, Inc.
              (b) ...........................       128,209
     700    Mercury Interactive Corp. (b) ...        41,930
   5,300    Micron Technology, Inc. (b) .....       217,830
  47,700    Microsoft Corp. (b)(c) ..........     3,482,101
  19,390    Motorola, Inc. ..................       321,098
   1,500    National Semiconductor Corp.
              (b) ...........................        43,680
     900    NCR Corp. (b) ...................        42,300
   2,800    Network Appliance, Inc. (b) .....        38,360
  28,340    Nortel Networks Corp. ...........       257,611
     800    Northrop Grumman Corp. ..........        64,080
   1,300    Novellus Systems, Inc. (b) ......        73,827
  49,700    Oracle Corp. (b) ................       944,300
   4,963    Palm, Inc. (b) ..................        30,125
   2,300    Parametric Technology Corp.
              (b) ...........................        32,177
   2,600    PeopleSoft, Inc. (b) ............       127,998
     800    PerkinElmer, Inc. ...............        22,024
     700    Power-One, Inc. (b) .............        11,648
     860    Qlogic Corp. (b) ................        55,427
   6,700    Qualcomm, Inc. (b) ..............       391,816
   3,200    Raytheon Co. ....................        84,960
   1,600    Rockwell International Corp. ....        60,992
   2,700    Sanmina Corp. (b) ...............        63,207

                                       19
Continued

One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

 SHARES
   OR
PRINCIPAL                                         MARKET
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology, continued:
   4,000    Siebel Systems, Inc. (b) ........  $    187,600
   5,700    Solectron Corp. (b) .............       104,310
  29,000    Sun Microsystems, Inc. (b) ......       455,880
   1,950    Symbol Technologies, Inc ........        43,290
     800    Tektronix, Inc. (b) .............        21,720
   3,700    Tellabs, Inc. (b) ...............        71,706
   1,600    Teradyne, Inc. (b) ..............        52,960
  15,400    Texas Instruments, Inc. .........       485,100
     500    Thomas & Betts Corp. ............        11,035
     940    TMP Worldwide, Inc. (b) .........        56,400
   1,100    TRW, Inc. .......................        45,100
   2,800    Unisys Corp. (b) ................        41,188
   3,559    Veritas Software Corp. (b) ......       236,780
   1,725    Vitesse Semiconductor Corp.
              (b) ...........................        36,294
   5,900    Xerox Corp. .....................        56,463
   2,900    Xilinx, Inc. (b) ................       119,596
                                               ------------
                                                 18,152,753
                                               ------------
Transportation (0.7%):
   1,300    AMR Corp. (b) ...................        46,969
   3,500    Burlington Northern Santa Fe
              Corp. .........................       105,595
   1,900    CSX Corp. .......................        68,856
   1,100    Delta Airlines, Inc. ............        48,488
   2,700    FedEx Corp. (b) .................       108,540
   3,400    Norfolk Southern Corp. ..........        70,380
   6,737    Southwest Airlines Co. ..........       124,567
   2,200    Union Pacific Corp. .............       120,802
     600    US Airways Group, Inc. (b) ......        14,580
                                               ------------
                                                    708,777
                                               ------------
Utilities (8.6%):
   4,700    AES Corp. (b) ...................       202,335
   1,100    Allegheny Energy, Inc. ..........        53,075
   2,800    Alltel Corp. ....................       171,528
   1,200    Ameren Corp. ....................        51,240
   2,820    American Electric Power Co.,
              Inc. ..........................       130,199
  30,588    AT&T Corp. ......................       672,936
  16,700    BellSouth Corp. .................       672,509
   2,700    Calpine Corp. (b) ...............       102,060
   1,250    CenturyTel, Inc. ................        37,875
   1,400    Cinergy Corp. ...................        48,930
   1,200    CMS Energy Corp. ................        33,420
   1,900    Consolidated Edison, Inc. .......        75,620
   1,400    Constellation Energy Group,
              Inc. ..........................        59,640
   2,184    Dominion Resources, Inc. ........       131,324
   1,520    DTE Energy Co. ..................        70,589
   6,800    Duke Energy Corp. ...............       265,268

 SHARES
   OR
PRINCIPAL                                         MARKET
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Utilities, continued:
   2,850    Dynegy, Inc. ....................  $    132,525
   2,900    Edison International, Inc. ......        32,335
   6,600    Enron Corp. .....................       323,400
   2,000    Entergy Corp. ...................        76,780
   2,837    Exelon Corp. ....................       181,908
   2,000    First Energy Corp. ..............        64,320
   1,600    FPL Group, Inc. .................        96,336
   1,100    GPU, Inc. .......................        38,665
   1,200    Keyspan Corp. ...................        43,776
     993    Kinder Morgan, Inc. .............        49,898
   6,800    Nextel Communications, Inc.,
              Class A (b) ...................       119,000
   1,400    Niagara Mohawk Holdings, Inc.
              (b) ...........................        24,766
     400    NICOR, Inc. .....................        15,592
   1,800    NiSource, Inc. ..................        49,194
     600    Oneok, Inc. .....................        11,820
     300    Peoples Energy Corp. ............        12,060
   3,400    PG&E Corp. ......................        38,080
     800    Pinnacle West Capital Corp. .....        37,920
   1,300    PPL Corp. .......................        71,500
   1,793    Progress Energy, Inc. ...........        80,542
   1,900    Public Service Enterprise Group,
              Inc. ..........................        92,910
  14,742    Qwest Communications
              International, Inc. ...........       469,828
   2,600    Reliant Energy, Inc. ............        83,746
  29,848    SBC Communications, Inc. ........     1,195,711
   1,400    Scientific Atlanta, Inc. ........        56,840
   1,800    Sempra Energy ...................        49,212
   6,000    Southern Co. ....................       139,500
   7,900    Sprint Corp. ....................       168,744
   8,300    Sprint Corp., PCS (b) ...........       200,445
   2,300    TXU Corp. .......................       110,837
  23,942    Verizon Communications ..........     1,280,897
   4,300    Williams Cos., Inc. .............       141,685
  25,605    WorldCom, Inc. (b) ..............       363,591
   2,985    XCEL Energy, Inc. ...............        84,923
                                               ------------
                                                  8,717,834
                                               ------------
  Total Common Stocks                           100,805,201
                                               ------------
INVESTMENT COMPANIES (0.8%):
 840,025    One Group Prime Money Market
              Fund, Class I .................       840,025
                                               ------------
  Total Investment Companies                        840,025
                                               ------------

                                       20
Continued

One Group Investment Trust
Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

 SHARES
   OR
PRINCIPAL                                         MARKET
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  ------------
 REPURCHASE AGREEMENTS (0.2%):
$155,000    State Street Bank and Trust,
              4.00%, 7/2/01 (Collateralized
              by various Fannie Mae
              securities) ...................  $    155,000
                                               ------------
  Total Repurchase Agreements                       155,000
                                               ------------
U.S. TREASURY OBLIGATIONS (0.2%):
U.S. Treasury Bills (0.2%):
  55,000    7/19/01 (c) .....................        54,915

 SHARES
   OR
PRINCIPAL                                         MARKET
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  ------------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bills, continued:
$ 95,000    8/16/01 (c) .....................  $     94,588
  15,000    9/13/01 (c) .....................        14,893
                                               ------------
  Total U.S. Treasury Obligations                   164,396
                                               ------------
Total (Cost $112,133,678)(a)                   $101,964,622
                                               ============

------------
Percentages indicated are based on net assets of $101,746,522.

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 11,044,820
                   Unrealized depreciation......................   (21,213,876)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $(10,169,056)
                                                                  ============

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

See notes to financial statements.

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
ASSET BACKED SECURITIES (4.4%):
$  325,000   Advanta Mortgage Loan Trust,
               Series 98-1, Class A4, 6.42%,
               9/24/21 .......................  $    330,584
    70,780   Advanta Mortgage Loan Trust,
               Series 97-4, Class A4, 6.66%,
               3/25/22 .......................        71,578
   360,000   Advanta Mortgage Loan Trust,
               Series 97-4, Class A5, 6.72%,
               3/25/24 .......................       367,950
   115,010   Americredit Automobile
               Receivables Trust, Series 98-B,
               Class A4, 6.06%, 12/12/02 .....       115,874
   300,000   Americredit Automobile
               Receivables Trust, Series 00-A,
               Class A4, 7.29%, 12/12/06 .....       313,677
   470,000   Americredit Automobile
               Recievables Trust, Series 99-A,
               Class A4, 5.88%, 12/12/05 .....       476,755
    78,729   Americredit Automoblie
               Receivables Trust, 6.24%,
               9/5/03, Series 1997-D, Class
               A3 ............................        79,199
    68,306   Arcadia Automobile Receivables
               Trust, Series 97-D, Class A3,
               6.20%, 5/15/03 ................        68,731
   150,000   Arcadia Automobile Receivables
               Trust, Series 99-B, Class A4,
               6.51%, 9/15/04 ................       153,451
    67,443   Case Equipment Loan Trust, Series
               98-A, Class A4, 5.83%,
               2/15/05 .......................        67,645
   375,000   Chase Credit Card Master Trust,
               Series 98-3, Class A, 6.00%,
               8/15/05 .......................       383,517
    50,375   Chase Manhattan Owner Trust,
               Series 97-A, Class A7, 6.14%,
               10/16/06 ......................        50,500
   272,849   Chase Mortgage Finance
               Corporation, 6.25%, 2/25/10,
               Series 1994-C, Class A6 .......       272,686
    13,732   Consumer Portfolio Services,
               Series 97, Class 2A, 6.65%,
               10/15/02 ......................        13,791
   155,000   Contimortgage Home Equity Loan
               Trust, Series 98-1, Class A5,
               6.43%, 4/15/16 ................       157,172
   175,000   Discover Card Master Trust,
               Series 99-2, Class A, 5.90%,
               10/15/04 ......................       177,479
   375,000   EQCC Home Equity Loan Trust,
               Series 99-2, Class A2F, 6.22%,
               6/25/11 .......................       377,794

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
ASSET BACKED SECURITIES, CONTINUED:
$   68,393   EQCC Home Equity Loan Trust,
               Series 97-3, Class A5, 6.45%,
               9/15/12 .......................  $     68,595
   533,141   EQCC Home Equity Loan Trust,
               Series 97-2, Class A7, 6.89%,
               2/15/20 .......................       547,088
   330,394   Fleetwood Credit Corp., Grantor
               Trust, Series 97-B, Class A,
               6.40%, 5/15/13 ................       337,193
   130,000   Ford Credit Auto Owner Trust,
               7.09%, 11/17/03, Series 00-A,
               Class A4 ......................       133,234
   105,000   Ford Credit Auto Owner Trust,
               7.15%, 1/15/05, Series 00-D,
               Class A5 ......................       109,059
    54,211   Green Tree Financial Corporation,
               Series 96-2, Class A3, 6.90%,
               4/15/27 .......................        54,884
   277,334   Green Tree Financial Corporation,
               Series 97-7, Class A5, 6.54%,
               7/15/29 .......................       283,023
    45,426   Green Tree Lease Finance, Series
               1998-1, Class A3, 5.60%,
               7/20/02 .......................        45,573
   682,728   Green Tree Recreational,
               Equipment & Consumer Trust,
               Series 98-A, Class A1C, 6.18%,
               6/15/19 .......................       691,992
   199,637   Harley-Davidson Eaglemark
               Motorcycle Trust, Series 98-1,
               Class A2, 5.94%, 2/15/04 ......       201,800
    17,195   Money Store Home Equity Trust,
               Series 96-B, Class A7, 7.55%,
               2/15/20 .......................        17,306
    88,706   Money Store Home Equity Trust,
               Series 97-D, Class AF7, 6.49%,
               12/15/38 ......................        89,972
   229,402   Nationscredit Grantor Trust,
               Series 96-1, Class A, 5.85%,
               9/15/11 .......................       232,484
   177,901   Olympic Automobile Receivables
               Trust, Series 97-A, Class A5,
               6.80%, 2/15/05 ................       178,246
   214,038   Onyx Acceptance Auto Trust,
               Series 99-A, Class A2, 5.83%,
               3/15/04 .......................       216,855
   500,000   Onyx Acceptance Auto Trust,
               Series 98-A, Class CTFS, 5.99%,
               1/15/05 .......................       505,999
    40,082   Premier Auto Trust, Series 98-5,
               Class A3, 5.07%, 7/8/02 .......        40,178

                                       22
Continued

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
ASSET BACKED SECURITIES, CONTINUED:
$  109,736   Provident Bank Equipment Lease
               Trust, Series 98-A, Class A3,
               5.60%, 4/25/06 ................  $    110,002
    29,167   Sears Credit Account Master
               Trust, Series 98-1, Class A,
               5.80%, 8/15/05 ................        29,233
   200,000   Sears Credit Account Master
               Trust, Series 95-5, Class A,
               6.05%, 1/15/08 ................       204,477
   154,476   Sears Mortgage Funding Trust,
               Series 98-1, Class D, 9.93%,
               4/1/19 ........................       159,769
   334,649   SLM Student Loan Trust, Series
               99-1, Class A1T, 4.32%,
               4/25/08* ......................       335,337
   160,000   Standard Credit Card Trust,
               Series 93-2, Class A, 5.95%,
               10/7/04 .......................       163,343
   100,540   Union Acceptance Corp., Seies
               97-B, Class A2, 6.70%,
               6/8/03 ........................       101,356
   140,203   Union Acceptance Corp., Series
               98-A, Class A4, 6.11%,
               10/8/03 .......................       141,459
   170,000   Union Acceptance Corp., Series
               99-A, Class A4, 5.70%,
               6/8/04 ........................       172,490
    62,151   WFS Financial Owner Trust, Series
               99-A, Class A3, 5.55%,
               2/20/03 .......................        62,396
   225,000   WFS Financial Owner Trust, Series
               99-B, Class A4, 6.42%,
               7/20/04 .......................       231,026
                                                ------------
  Total Asset Backed Securities                    8,942,752
                                                ------------
COMMON STOCKS (58.5%):
Business Equipment & Services (1.3%):
    13,640   Automatic Data Processing,
               Inc. ..........................       677,908
    18,050   Electronic Data Systems Corp. ...     1,128,125
    19,260   Paychex, Inc. ...................       770,400
                                                ------------
                                                   2,576,433
                                                ------------
Capital Goods (4.8%):
     6,180   Cooper Cameron Cos., Inc. (b) ...       344,844
    17,540   Crane Co. .......................       543,740
   108,020   General Electric Co. ............     5,265,974
    11,710   Johnson Controls, Inc ...........       848,624
     4,320   SPX Corp. (b) ...................       540,778
    40,360   Tyco International Ltd. .........     2,199,620
                                                ------------
                                                   9,743,580
                                                ------------
Consumer Durable (1.3%):
    14,580   Danaher Corp. ...................       816,480
    14,960   General Motors Corp. ............       962,676
    13,190   Lear Corp. (b) ..................       460,331
     7,010   Whirlpool Corp. .................       438,125
                                                ------------
                                                   2,677,612
                                                ------------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable (4.0%):
    48,530   Archer-Daniels-Midland Co. ......  $    630,890
    28,180   Coca-Cola Co. ...................     1,268,100
    24,980   Dole Food Co., Inc. .............       475,869
     5,970   Estee Lauder Cos., Class A ......       257,307
    18,560   General Mills, Inc. .............       812,557
    28,270   Interstate Bakeries Corp. .......       452,320
    17,810   Kimberly-Clark Corp. ............       995,579
    14,380   Kraft Foods, Inc. (b) ...........       445,780
    12,950   McDonald's Corp. ................       350,427
    37,390   Philip Morris Co. ...............     1,897,542
     8,250   Procter & Gamble Co. ............       526,350
                                                ------------
                                                   8,112,721
                                                ------------
Consumer Services (3.8%):
    64,200   AOL Time Warner, Inc. (b) .......     3,402,600
    17,780   Comcast Corp., Class A (b) ......       771,652
    12,620   Omnicom Group, Inc. .............     1,085,320
    34,180   Viacom, Inc., Class B (b) .......     1,768,815
    24,230   Walt Disney Co. .................       700,005
                                                ------------
                                                   7,728,392
                                                ------------
Energy (3.8%):
    16,240   El Paso Corp. ...................       853,250
    53,280   Exxon Mobil Corp. ...............     4,654,008
     9,700   Hanover Compressor Co. (b) ......       320,973
     7,580   Murphy Oil Corp. ................       557,888
    13,660   Texaco, Inc. ....................       909,756
    11,600   Transocean Sedco Forex, Inc. ....       478,500
                                                ------------
                                                   7,774,375
                                                ------------
Financial Services (10.5%):
    20,140   American Express Co. ............       781,432
    33,880   American International Group,
               Inc. ..........................     2,913,679
    22,690   Bank of America Corp. ...........     1,362,081
    16,470   Charter One Financial, Inc. .....       525,393
    78,200   Citigroup, Inc. .................     4,132,087
    36,320   FleetBoston Financial Corp. .....     1,432,824
    32,750   Freddie Mac .....................     2,292,500
    14,190   Hartford Financial Services
               Group, Inc. ...................       970,596
    23,820   JP Morgan Chase & Co. ...........     1,062,372
    10,060   Marsh & McLennan Co. ............     1,016,060
    22,630   Morgan Stanley Dean Witter &
               Co. ...........................     1,453,525
    16,250   Pacific Century Financial
               Corp. .........................       419,088

                                       23
Continued

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
    32,540   Southtrust Corp. ................  $    846,040
     9,660   SunTrust Banks, Inc. ............       625,775
    11,010   Waddell & Reed Financial, Inc.,
               Class A .......................       349,568
    24,110   Wells Fargo & Co. ...............     1,119,427
                                                ------------
                                                  21,302,447
                                                ------------
Health Care (7.7%):
    19,890   Abbott Laboratories .............       954,919
    23,380   American Home Products Corp. ....     1,366,327
    20,840   Amgen, Inc. (b) .................     1,264,571
    25,560   Baxter International, Inc. ......     1,252,440
    31,370   Bristol-Myers Squibb Co. ........     1,640,651
    10,840   Cigna Corp. .....................     1,038,689
     8,950   Guidant Corp. (b) ...............       322,200
    15,120   Johnson & Johnson ...............       756,000
    10,310   MedImmune, Inc. (b) .............       486,632
    23,500   Medtronic, Inc. .................     1,081,235
    13,970   Merck & Co., Inc. ...............       892,823
    84,230   Pfizer, Inc. ....................     3,373,411
    22,290   Schering-Plough Corp. ...........       807,790
    14,790   Waters Corp. (b) ................       408,352
                                                ------------
                                                  15,646,040
                                                ------------
Multi-Industry (0.3%):
    16,590   Honeywell International, Inc. ...       580,484
                                                ------------
Raw Materials (1.9%):
    30,280   Alcoa, Inc. .....................     1,193,032
    12,470   Cabot Corp. .....................       449,169
    28,460   Crompton Corp. ..................       310,214
    16,760   Cytec Industries, Inc. (b) ......       636,880
    12,180   Du Pont (EI) de Nemours & Co. ...       587,563
    15,140   Sigma-Aldrich Corp. .............       584,707
                                                ------------
                                                   3,761,565
                                                ------------
Retail (3.7%):
    13,050   Bed Bath & Beyond, Inc. (b) .....       391,500
    27,540   Brinker International, Inc.
               (b) ...........................       711,909
    25,520   Home Depot, Inc. ................     1,187,956
    30,450   Limited, Inc. ...................       503,034
    16,640   Nordstrom, Inc. .................       308,672
    25,380   Saks, Inc. (b) ..................       243,648
    17,940   Target Corp. ....................       620,724
    11,210   Tricon Global Restaurants, Inc.
               (b) ...........................       492,119
    42,760   Wal-Mart Stores, Inc. ...........     2,086,688
    26,170   Walgreen Co. ....................       893,706
                                                ------------
                                                   7,439,956
                                                ------------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Shelter (0.5%):
    17,780   Georgia-Pacific Corp. ...........  $    601,853
    10,540   Pentair, Inc. ...................       356,252
                                                ------------
                                                     958,105
                                                ------------
Technology (9.4%):
    55,010   ADC Telecommunications, Inc.
               (b) ...........................       363,066
    18,020   Applied Materials, Inc. (b) .....       884,782
    67,620   Cisco Systems, Inc. (b) .........     1,230,684
     9,150   Comverse Technology, Inc. (b) ...       522,465
    14,790   Dell Computer Corp. (b) .........       386,759
    19,290   EMC Corp. (b) ...................       560,375
    22,030   Hewlett-Packard Co. .............       630,058
    17,530   IBM Corp. .......................     1,980,889
    80,490   Intel Corp. .....................     2,354,332
    12,250   Linear Technology Corp. .........       541,695
    59,960   Microsoft Corp. (b) .............     4,377,079
    23,160   Motorola, Inc. ..................       383,530
    47,130   Oracle Corp. (b) ................       895,470
    14,300   Qualcomm, Inc. (b) ..............       836,264
    14,180   Rational Software Corp. (b) .....       397,749
    20,260   Sun Microsystems, Inc. (b) ......       318,487
     9,140   Symantec Corp. (b) ..............       399,327
    19,850   Symbol Technologies, Inc ........       440,670
    22,260   Texas Instruments, Inc. .........       701,190
    24,850   Xerox Corp. .....................       237,815
    15,720   Xilinx, Inc. (b) ................       648,293
                                                ------------
                                                  19,090,979
                                                ------------
Transportation (0.2%):
     7,950   United Parcel Service, Inc.,
               Class B .......................       459,510
                                                ------------
Utilities (5.3%):
    19,320   AT&T Corp. ......................       425,040
    15,220   CenturyTel, Inc. ................       461,166
    14,890   CMS Energy Corp. ................       414,687
    12,950   Dynegy, Inc. ....................       602,175
    18,790   Energy East Corp. ...............       392,899
    10,960   First Energy Corp. ..............       352,474
    16,510   FPL Group, Inc. .................       994,067
    11,620   Kinder Morgan, Inc. .............       583,905
    25,420   Pinnacle West Capital Corp. .....     1,204,908
    20,430   Qwest Communications
               International, Inc. ...........       651,104
    51,270   SBC Communications, Inc. ........     2,053,875
    21,890   Verizon Communications ..........     1,171,115
    18,590   Williams Cos., Inc. .............       612,541
    62,780   WorldCom, Inc. (b) ..............       891,476

                                       24
Continued

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     2,511   WorldCom, Inc. - MCI Group ......  $     40,427
                                                ------------
                                                  10,851,859
                                                ------------
  Total Common Stocks                            118,704,058
                                                ------------
CORPORATE BONDS (10.0%):
Airlines (0.5%):
$1,000,000   United Airlines, 7.19%,
               4/1/11 ........................     1,019,825
                                                ------------
Banking, Finance & Insurance (4.4%):
   300,000   Associates Corp., 8.58%,
               11/23/04 ......................       323,875
   250,000   BCH Cayman Islands, 7.50%,
               6/15/05 .......................       257,601
   200,000   Capital One Bank Co., 6.88%,
               2/1/06 ........................       195,430
   500,000   CIT Group, Inc., 6.88%,
               2/16/05 .......................       514,072
   800,000   First Hawaiian, Inc., Series A,
               6.93%, 12/1/03 ................       818,540
   800,000   Ford Motor Credit Co., 7.38%,
               2/1/11 ........................       809,114
   500,000   General Electric Capital Corp.,
               8.63%, 6/15/08 ................       561,577
   250,000   GMAC, 8.25%, 2/24/04 ............       266,855
   500,000   GMAC, 7.25%, 3/2/11 .............       506,678
   300,000   Goldman Sachs Group, Inc., 7.20%,
               3/1/07 ........................       312,139
   800,000   Household Finance Corp., 8.00%,
               7/15/10 .......................       858,155
   475,000   Inter-American Development Bank,
               8.40%, 9/1/09 .................       546,335
   350,000   Metropolitan Life Insurance Co.,
               6.30%, 11/1/03 ................       357,590
   800,000   Morgan Stanley Dean Witter 6.75%,
               4/15/11 .......................       795,857
   500,000   National Rural Utilities, 6.00%,
               5/15/06 .......................       502,633
   800,000   Nynex Capital Funding, 8.23%,
               10/15/09 ......................       861,885
   450,000   Qwest Capital Funding 7.25%,
               2/15/11 .......................       446,246
                                                ------------
                                                   8,934,582
                                                ------------
Capital Goods (0.2%):
   300,000   Tyco International Group, 6.25%,
               6/15/03 .......................       304,464
                                                ------------
Consumer Durable (0.7%):
   500,000   DaimlerChrysler, 7.20%,
               9/1/09 ........................       499,986
   400,000   Delphi Auto Systems Corp., 6.55%,
               6/15/06 .......................       400,874

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
CORPORATE BONDS, CONTINUED:
Consumer Durable, continued:
$  500,000   General Motors, 7.20%,
               1/15/11 .......................  $    506,834
                                                ------------
                                                   1,407,694
                                                ------------
Consumer Services (0.7%):
   495,000   Rental Car Finance, 6.45%,
               8/25/05 .......................       505,827
   300,000   Royal Caribbean Cruises, 8.75%,
               2/2/11 ........................       286,176
   600,000   Time Warner, Inc., 9.13%,
               1/15/13 .......................       686,872
                                                ------------
                                                   1,478,875
                                                ------------
Cosmetics/Toiletries (0.2%):
   350,000   Avon Products, 7.15%,
               11/15/09 ......................       357,055
                                                ------------
Electric Utility (0.3%):
   560,000   American Electric Power Co.,
               6.13%, 5/15/06 ................       553,332
                                                ------------
Energy (0.4%):
   250,000   Occidental Petroleum Corp.,
               9.25%, 8/1/19 .................       291,652
   600,000   Union Pacific Co., 6.65%,
               1/15/11 .......................       588,436
                                                ------------
                                                     880,088
                                                ------------
Retail (0.4%):
   250,000   Dayton Hudson Corp., 7.25%,
               9/1/04 ........................       264,438
   600,000   Kroger Co., 8.05%, 2/1/10 .......       642,653
                                                ------------
                                                     907,091
                                                ------------
Technology (0.4%):
   465,000   Lockheed Martin Corp., 6.75%,
               3/15/03 .......................       475,387
   395,000   Oracle Corp., 6.72%, 2/15/04 ....       400,936
                                                ------------
                                                     876,323
                                                ------------
Telecommunications (0.1%):
   200,000   Southwestern Bell Telephone,
               5.98%, 10/22/07 ...............       196,191
                                                ------------
Transportation (0.1%):
   250,000   JB Hunt Transportation Services,
               6.25%, 9/1/03 .................       252,162
                                                ------------
Utilities (1.6%):
   250,000   AT&T Corp., 7.50%, 6/1/06 .......       263,020
   248,000   Columbia Gas System, 6.80%,
               11/28/05 ......................       250,479
   800,000   Exelon Corp, 6.75%, 5/1/11 ......       788,896
   900,000   Hydro Quebec, 6.52%, 2/23/06 ....       928,922

                                       25
Continued

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
$  130,000   National Rural Utilities, 7.30%,
               9/15/06 .......................  $    137,616
   800,000   Verizon Global, 7.25% 12/1/10 ...       814,016
                                                ------------
                                                   3,182,949
                                                ------------
  Total Corporate Bonds                           20,350,631
                                                ------------
U.S. GOVERNMENT AGENCIES (1.8%):
Fannie Mae (0.1%):
   200,000   7.55%, 4/22/02 ..................       205,693
                                                ------------
Federal Home Loan Bank (0.9%):
 1,750,000   5.88%, 11/25/08 .................     1,720,748
                                                ------------
Tennessee Valley Authority (0.8%):
 1,700,000   5.00%, 12/18/03 .................     1,707,052
                                                ------------
  Total U.S. Government Agencies                   3,633,493
                                                ------------
U.S. GOVERNMENT AGENCY MORTGAGES (17.9%):
Fannie Mae (9.1%):
     2,686   7.00%, 7/25/01, Series 94-75,
               Class OB ......................         2,678
   135,297   6.50%, 9/1/02, Pool #250357 .....       137,808
   579,063   7.24%, 10/1/03, Pool #73712 .....       598,027
   782,292   7.14%, 8/1/05, Pool #73166 ......       818,263
    53,392   9.00%, 11/1/06, Pool #124017 ....        56,181
   344,403   6.94%, 12/1/06, Pool #73798 .....       357,752
    91,343   6.00%, 8/25/07, Series 92-151,
               Class H .......................        91,297
   264,978   6.85%, 10/1/07, Pool #375435 ....       274,539
   295,979   6.53%, 12/1/07, Pool #375568 ....       302,021
   155,476   6.00%, 6/25/08, Series 99-19,
               Class PB ......................       155,753
   387,975   6.19%, 9/1/08, Pool #380623 .....       388,582
   123,868   8.00%, 9/1/08, Pool #190586 .....       128,675
   200,000   8.30%, 10/25/08, Series 93-197,
               Class SC, IF* .................       207,802
 1,110,129   6.50%, 3/25/09, Series 96-1,
               Class EZ ......................     1,126,369
   451,470   7.50%, 8/1/09, Pool #292020 .....       466,746
   351,268   6.50%, 4/1/13, Pool #414513 .....       355,031
   259,493   7.00%, 6/1/13, Pool #427488 .....       265,077
   200,000   6.65%, 6/25/13, Series 93-140,
               Class J .......................       200,617
   364,284   6.00%, 8/1/13, Pool #251899 .....       362,029
   657,505   6.50%, 10/25/13, Series 93-188,
               Class UZ ......................       645,481
   366,096   6.00%, 11/1/13, Pool #323458 ....       363,830
   758,319   8.00%, 5/1/17, Pool #50000 ......       796,045
   155,527   9.00%, 11/1/17, Pool #359455 ....       167,642
   449,446   8.50%, 11/1/18, Pool #313280 ....       481,681

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  181,346   6.25%, 1/25/19, Series 93-79,
               Class PG ......................  $    181,984
   125,743   10.45%, 4/25/19, Series 89-21,
               Class G .......................       136,853
   414,749   8.00%, 7/25/19, Series 89-37,
               Class G .......................       429,572
    95,301   8.75%, 11/25/19, Series 89-86,
               Class E .......................       101,086
   219,882   6.50%, 3/25/20, Series 90-30,
               Class E .......................       220,538
   236,014   6.50%, 9/25/20, Series 90-105,
               Class J .......................       235,915
   122,847   8.00%, 3/25/21, Series 92-132,
               Class PL ......................       123,822
   226,000   6.75%, 5/25/21, Series 93-26,
               Class JA ......................       228,225
    55,838   7.00%, 8/18/21, Series 97-19,
               Class A .......................        56,117
   133,798   8.75%, 9/25/21, Series 91-129,
               Class G .......................       140,766
   268,819   5.00%, 10/25/21, Series 93-19,
               Class M .......................       267,756
   234,000   5.00%, 12/25/21, Series G93-16,
               Class J .......................       217,757
   347,000   4.00%, 1/25/22, Series G93-2,
               Class JB ......................       334,061
   541,000   6.50%, 2/25/22, Series 93-122,
               Class B .......................       544,218
   400,000   5.00%, 8/25/22, Series 93-38,
               Class L .......................       367,080
   250,000   6.50%, 2/25/23, G93-36, Class
               J .............................       248,764
   300,000   6.50%, 4/25/03, Series 93-225,
               Class UD ......................       303,428
    95,243   0.00%, 5/25/23, Series 93-92,
               Class E, PO ...................        89,755
   125,000   0.00%, 5/25/23, Series G93-24,
               Class C, PO ...................       111,561
   100,000   6.00%, 7/25/23, Series 1993-119,
               Class H .......................       101,038
   357,599   6.50%, 8/25/23, Series 93-183,
               Class OA ......................       357,878
   193,587   6.50%, 8/25/23, Series 93-169,
               Class NA ......................       192,645
   250,000   5.00%, 12/25/23, Series 94-22,
               Class C .......................       242,216
   289,000   6.50%, 12/25/23, Series 93-225,
               Class D .......................       289,583
   195,000   6.50%, 12/25/23, Series 93-225,
               Class UB ......................       198,704

                                       26
Continued

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  570,000   6.50%, 12/25/23, Series 93-223,
               Class K .......................  $    575,485
   132,732   6.40%, 1/18/24, Series 97-63,
               Class E .......................       134,105
   253,000   7.50%, 2/25/24, Series 94-81,
               Class LL ......................       258,276
   307,586   9.50%, 4/18/24, Series 97-91,
               Class B .......................       320,855
    41,497   7.00%, 8/1/25, Pool #270725 .....        41,957
   105,000   10.00%, 6/17/27, Series 97-49,
               Class B .......................       113,594
    61,625   7.50%, 10/1/27, Pool #402032 ....        63,140
   885,863   6.00%, 6/1/28, Pool #428970 .....       856,166
   617,204   6.50%, 8/1/28, Pool #433526 .....       610,458
   907,568   6.50%, 8/1/29 , Pool #323862 ....       895,948
                                                ------------
                                                  18,341,232
                                                ------------
Freddie Mac (6.1%):
    94,566   9.50%, 1/15/05, Series 24, Class
               B .............................        94,378
   368,249   6.50%, 8/15/06, Series 1513,
               Class K .......................       370,553
   220,934   5.50%, 1/15/07, Series 1554,
               Class FA ......................       221,682
   415,000   5.89%, 3/30/09, Series EJ09 .....       412,234
   109,002   8.00%, 10/1/10, Pool #G10518 ....       113,355
   200,000   6.50%, 9/15/12, Series 2173,
               Class VB ......................       200,131
   337,492   6.00%, 3/1/13, Pool #E69409 .....       335,492
   296,206   6.50%, 3/1/13, Pool #E69466 .....       299,739
   330,389   6.50%, 6/1/13, Pool #E00552 .....       333,851
   291,608   7.00%, 6/1/13, Pool #E00554 .....       298,194
   174,858   8.00%, 4/1/17, Pool #290302 .....       181,928
   169,427   6.00%, 1/15/19, Series 2120,
               Class E .......................       162,090
   128,149   6.85%, 12/15/19, Series 1466,
               Class PH ......................       128,066
   136,970   8.60%, 1/15/21, Series 85, Class
               C .............................       142,082
   189,412   7.00%, 2/15/21, Series 115, Class
               I .............................       192,245
   176,204   6.50%, 4/15/21, Series 1062,
               Class H .......................       177,020
   197,000   6.50%, 5/15/21, Series 1683,
               Class D .......................       195,494
   766,749   6.50%, 7/15/21, Series 168, Class
               G .............................       768,294
   310,550   8.00%, 7/15/21, Series 1120,
               Class L .......................       321,109

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  141,738   5.50%, 8/15/21, Series 1116,
               Class I .......................  $    138,606
    85,121   6.75%, 9/25/21, Series 10, Class
               G .............................        85,856
   144,425   6.25%, 10/15/21, Series 189,
               Class D .......................       145,342
   644,000   6.50%, 11/15/21, Series 1541,
               Class GA ......................       652,956
   110,749   7.40%, 12/15/21, Series 1201,
               Class E .......................       112,611
   578,845   7.00%, 1/15/22, Series 1191,
               Class E .......................       585,238
   115,000   6.50%, 2/15/22, Series 1240,
               Class M .......................       114,152
   200,000   6.00%, 7/15/22, Series 1699,
               Class TB ......................       202,327
   226,988   7.00%, 7/15/22, Series 1384,
               Class C .......................       229,802
   148,000   6.00%, 2/15/23, Series 1627,
               Class E .......................       143,617
   488,000   6.50%, 2/15/23, Series 1617,
               Class C .......................       492,270
   326,000   6.85%, 6/25/23, Series 13, Class
               LL ............................       317,907
   206,000   5.75%, 8/15/23, Series 1560,
               Class G .......................       203,727
   237,599   6.50%, 12/15/23, Series 1631,
               Class N .......................       236,315
   170,000   8.50%, 9/15/04, Series 1753,
               Class D .......................       178,694
   275,382   9.50%, 5/20/25, Series 2001,
               Class AC ......................       284,727
   246,185   8.00%, 9/1/26, Pool #C00476 .....       256,808
   260,000   6.38%, 11/20/26, Series 1998-14,
               Class PG ......................       257,521
   173,814   7.50%, 7/1/27, Pool #D81027 .....       178,147
   260,994   7.00%, 10/1/27, Pool #D83256 ....       263,322
   204,249   8.50%, 7/1/28, Gold Pool
               #G00981 .......................       215,995
   915,363   6.00%, 8/1/28, Pool #C13638 .....       885,522
   270,268   6.50%, 11/15/28, Series 2095,
               Class G .......................       262,702
   190,000   7.00%, 8/15/29, Series 2178,
               Class PB ......................       193,256
   735,934   7.50%, 1/1/30, Pool #C35358 .....       751,617
                                                ------------
                                                  12,336,974
                                                ------------
Government National Mortgage Assoc. (2.7%):
    35,367   8.50%, 12/15/05, Pool #7500 .....        37,154

                                       27
Continued

One Group Investment Trust
Balanced Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  576,618   7.00%, 7/15/08, Pool #348872 ....  $    596,674
   203,645   8.00%, 12/20/10, Pool #2165 .....       211,176
    92,342   7.00%, 12/15/11, Pool #412559 ...        95,096
   190,426   8.50%, 10/15/11, Pool #432121 ...       198,763
   388,197   6.50%, 9/15/13, Pool #468228 ....       394,189
    60,806   8.00%, 11/15/16, Pool #199829 ...        64,141
   125,017   8.00%, 11/15/16, Pool #196714 ...       131,874
   132,117   8.00%, 11/15/16, Pool #181122 ...       139,364
   559,659   8.50%, 12/15/22, Pool #780708 ...       597,149
   249,384   8.00%, 11/15/24, Pool #780028 ...       261,516
   125,000   6.50%, 3/20/25, Series 98-6,
               Class C .......................       123,181
   170,339   8.00%, 6/20/25, Series 95-4,
               Class CQ ......................       177,245
    94,047   7.50%, 5/15/26, Pool #398663 ....        96,871
    95,401   8.00%, 6/20/26, Pool #CSF2334 ...        99,007
   169,484   7.50%, 1/20/27, Pool #2360 ......       173,891
   226,147   8.00%, 5/20/27, Pool #2433 ......       234,380
   211,263   8.00%, 9/15/27, Pool #451932 ....       219,674
   378,564   6.50%, 3/15/28, Pool #430634 ....       375,198
   234,070   7.00%, 4/15/28, Pool #473915 ....       236,500
   362,859   7.50%, 5/15/28, Pool #465069 ....       373,291
   302,958   7.00%, 6/15/28, Pool #477123 ....       306,103
   423,457   6.00%, 10/20/28, Pool #2657 .....       408,087
                                                ------------
                                                   5,550,524
                                                ------------
  Total U.S. Government Agency Mortgages          36,228,730
                                                ------------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
INVESTMENT COMPANIES (1.8%):
 3,663,847   One Group Prime Money Market
               Fund, Class I .................     3,663,847
                                                ------------
  Total Investment Companies                       3,663,847
                                                ------------
U.S. TREASURY OBLIGATIONS (5.9%):
U.S. Treasury Bonds (4.1%):
$5,500,000   10.38%, 11/15/12 ................  $  6,965,667
 1,200,000   7.25%, 5/15/16 ..................     1,365,863
                                                ------------
                                                   8,331,530
                                                ------------
U.S. Treasury Notes (1.0%):
 2,100,000   5.88%, 11/30/01 .................     2,118,896
                                                ------------
U.S. Treasury STRIPS (0.8%):
 3,500,000   2/15/15 .........................     1,560,262
                                                ------------
  Total U.S. Treasury Obligations                 12,010,688
                                                ------------
Total (Cost $198,331,905)(a)                    $203,534,199
                                                ============

------------
Percentages indicated are based on net assets of $202,938,370.

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 17,721,236
                   Unrealized depreciation......................   (12,518,942)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $  5,202,294
                                                                  ============

(b) Non-income producing securities.

    The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

    Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

 * The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of June 30, 2001.

See notes to financial statements.

One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
ASSET BACKED SECURITIES (5.5%):
$  334,864   Americredit Automobile
               Receivables Trust, Series 99-C,
               Class A3, 6.84%, 10/5/03 ......  $    338,587
     5,200   Arcadia Automobile Receivables
               Trust, Series 98-B, Class A3,
               5.95%, 11/15/02 ...............         5,208
   157,718   Arcadia Automobile Receivables
               Trust, Series 98-A, Class A4,
               6.00%, 11/17/03 ...............       159,444
   127,686   Arcadia Automobile Receivables
               Trust, Series 99-C, Class A2,
               6.90%, 12/15/03 ...............       129,612
   500,000   Arcadia Automobile Receivables
               Trust, Series 99-B, Class A4,
               6.51%, 9/15/04 ................       511,502
   725,041   Arcadia Automobile Receivables
               Trust, Series 99-C, Class A3,
               7.20%, 6/15/07 ................       752,125
   200,000   Conseco Finance, Series 01-B,
               Class 1M1, 7.27%, 6/15/32 .....       197,787
   247,823   CPS Auto Trust, Series 98-3,
               Class A4, 6.08%, 10/15/03 .....       251,196
   600,000   First Security Auto, Series 00-1,
               Class A3, 7.30%, 7/15/04 ......       618,125
   500,000   Ford Credit Auto Owner Trust,
               Series 00-G, Class A4, 6.62%,
               7/15/04 .......................       515,106
   500,000   Ford Credit Auto Owner Trust,
               Series 00-F, Class A-3, 6.58%,
               11/15/04 ......................       517,562
   250,000   GMAC, 7.25%, 3/2/11 .............       253,339
   143,852   Onyx Acceptance Grantor Trust,
               Series 98-B, Class A2, 5.85%,
               7/15/03 .......................       145,417
   310,712   Premeir Auto Trust, Series 99-1,
               Class A3, 5.69%, 11/8/02 ......       312,178
    57,260   Premier Auto Trust, Series 98-5,
               Class A3, 5.07%, 7/8/02 .......        57,398
   200,000   Providian Master Trust, Series
               99-2, Class A, 6.60%,
               4/16/07 .......................       205,312
    33,333   Sears Credit Account Master
               Trust, Series 98-1, Class A,
               5.80%, 8/15/05 ................        33,409
   500,000   Union Acceptance Corp., Series
               00-B, Class A4, 7.54%,
               10/9/06 .......................       528,840
   738,015   WFS Financial Owner Trust, Series
               99-C, Class A2, 6.92%,
               1/20/04 .......................       750,649

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
ASSET BACKED SECURITIES, CONTINUED:
$  400,000   WFS Financial Owner Trust, Series
               00-D, Class A3, 6.83%,
               7/20/05 .......................  $    412,497
                                                ------------
  Total Asset Backed Securities                    6,695,293
                                                ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (9.8%):
   665,000   ABN AMRO Mortgage Corp., Series
               9-4, Class IA12, 6.50%,
               6/25/29 .......................       638,097
   249,884   American Housing Trust, Series V,
               Class 1G, 9.125%, 4/25/21 .....       260,752
   362,066   BA Mortgage Securities, Inc.,
               Series 98- 6, Class A2, 6.25%,
               12/26/28 ......................       361,720
    26,066   Chase Mortgage Finance Corp.,
               Series 94-E, Class A6B, 6.26%,
               4/25/10, IF* ..................        25,967
   412,724   Chase Mortgage Finance Corp.,
               Series 99-S8, Class A12,
               14.43%, 7/25/29, IF* ..........       409,443
   345,956   Countrywide Funding Corp., Series
               93-8, Class A9, 5.87%,
               12/25/23* .....................       354,686
   537,150   Countrywide Funding Corp., Series
               93-8, Class A6, 7.00%,
               12/25/23 ......................       542,616
   283,000   Countrywide Funding Corp., Series
               93-12, Class A11, 6.63%,
               2/25/24 .......................       267,748
   700,000   Countrywide Home Loans, Series
               98-15, Class A16, 6.75%,
               10/25/28 ......................       699,941
   243,826   Countrywide Home Loans, Series
               99-12, Class A1, 7.50%,
               11/25/29 ......................       245,573
   450,000   GE Capital Management Services,
               Inc., 6.75%, 4/25/29 ..........       422,984
   472,779   GE Capital Mortgage Services,
               Inc., Series 93-17, Class A20,
               9.61%, 12/25/23, IF* ..........       394,701
   406,892   GE Capital Mortgage Services,
               Inc., Series 99-9, Class 2A5,
               6.75%, 4/25/29 ................       411,300
   130,731   Norwest Asset Securities Corp.,
               Series 97-18, Class A1, 6.75%,
               12/25/27 ......................       131,783
   117,720   Norwest Asset Securities Corp.,
               Series 98-9, Class A1, 6.50%,
               3/25/28 .......................       119,541
   275,935   Norwest Asset Securities Corp.,
               Series 98-32, Class A1, 6.00%,
               12/25/28 ......................       271,474

                                       29
Continued

One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  378,267   Norwest Asset Securities Corp.,
               Series 99-17, Class A2, 6.25%,
               6/25/29 .......................  $    371,143
   341,739   Paine Webber Mortgage Acceptance
               Corp., Series 00-1, 0.00%,
               9/25/30, PO ...................       205,043
   400,000   PNC Mortgage Securities Corp.,
               Series 98-1, Class 2A10, 6.50%,
               2/25/28 .......................       381,942
   352,180   PNC Mortgage Securities Corp.,
               Series 98-10, Class 1A8, 6.50%,
               12/25/28 ......................       353,506
   499,000   PNC Mortgage Securities Corp.,
               Series 99-4, Class 1A10, 6.75%,
               6/25/29 .......................       488,434
   200,000   Prudential Home Mortgage
               Securities, Series 93-39, Class
               A13, 9.82%, 10/25/08* .........       196,313
   355,104   Prudential Home Mortgage
               Securities, Series 93-28, Class
               A7, 7.38%, 8/25/23 ............       355,866
   500,000   Prudential Home Mortgage
               Securities, Series 93-50, Class
               A6, 6.50%, 11/25/23 ...........       498,443
   370,385   Prudential Home Mortgage
               Securities, Series 93-60, Class
               A5, 6.75%, 12/25/23 ...........       364,050
   125,000   Prudential Home Mortgage
               Securities, Series 1994-17,
               Class A5, 6.25%, 4/25/24 ......       114,148
   984,183   Residential Accredit Loans, Inc.,
               Series 96-QS3, Class AI-11,
               7.75%, 6/25/26 ................     1,015,417
    56,430   Residential Accredit Loans, Inc.,
               Series 01-S6, Class A5, 7.00%,
               3/25/31 .......................        54,923
   231,136   Residential Funding Mortgage
               Securities Trust I, Series
               97-S15, Class A1, 7.00%,
               10/25/27 ......................       231,156
   589,647   Residential Funding Mortgage
               Securities, Inc., Series 94-S8,
               Class A6, 6.00%, 3/25/09 ......       594,909
   194,826   Residential Funding Mortgage
               Securities, Inc., Series
               98-S24, Class A3, 6.50%,
               10/25/28 ......................       195,098
   400,920   Residential Funding Mortgage
               Securities, Inc., Series 99-S9,
               Class A3, 6.75%, 4/25/29 ......       401,692

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  500,000   Structured Asset Mortgage
               Investments, Series 98-8, Class
               2A11, 6.75%, 7/25/28 ..........  $    495,568
   210,017   Vendee Mortgage Trust, Series
               96-2, Class 1Z, 6.75%,
               6/15/26 .......................       201,731
                                                ------------
  Total Collateralized Mortgage Obligations       12,077,708
                                                ------------
CORPORATE BONDS (13.2%):
Aerospace/Defense (0.1%):
   100,000   BAE Systems Asset Trust, 7.16%,
               12/15/11 (b) ..................       100,780
                                                ------------
Airlines (0.8%):
   100,000   Northwest Airlines, Inc., 7.04%,
               4/1/22 ........................       100,154
   100,000   United Airlines, Inc., 7.19%,
               4/1/11 ........................       101,983
   300,000   US Airways, Inc., 8.02%,
               2/5/19 ........................       314,806
   200,000   US Airways, Inc., 7.89%,
               3/1/19 ........................       209,593
   200,000   US Airways, Inc., 7.08%,
               3/20/21 .......................       197,205
                                                ------------
                                                     923,741
                                                ------------
Automotive (0.7%):
   250,000   Daimler Chrysler AG, 7.75%,
               5/27/03 .......................       261,001
   400,000   Daimler Chrysler AG, 6.66%,
               1/8/05 ........................       412,270
   150,000   General Motors Corp., 7.20%,
             1/15/11 .........................       152,050
                                                ------------
                                                     825,321
                                                ------------
Banking, Finance & Insurance (8.3%):
   500,000   Associates Corp., 8.58%,
               11/23/04 ......................       539,791
   250,000   Associates Corp., 8.55%,
               7/15/09 .......................       277,222
   200,000   Associates Corp., 8.15%,
               8/1/09 ........................       216,946
   350,000   Bank of America Corp., 7.80%,
               2/15/10 .......................       372,205
   500,000   Boeing Capital Corp., 6.36%,
               7/15/05 .......................       507,771
   225,000   CIT Group, Inc., 6.50%,
               2/7/06 ........................       228,231
   600,000   Citicorp, 8.00%, 2/1/03 .........       628,903
   300,000   Ford Motor Credit Co., 8.20%,
               2/15/02 .......................       306,815
   350,000   Ford Motor Credit Co., 6.13%,
               3/20/04 .......................       353,419
   250,000   Ford Motor Credit Co., 6.88%,
               2/1/06 ........................       253,520
   800,000   Ford Motor Credit Co., 7.38%,
               10/28/09 ......................       813,071

                                       30
Continued

One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  500,000   General Electric Capital Corp.,
               7.38%, 1/19/10 ................  $    533,910
   300,000   GMAC, 5.75%, 11/10/03 ...........       302,283
   500,000   Goldman Sachs Group LP, 6.25%,
               2/1/03 (b) ....................       507,570
   400,000   Goldman Sachs Group LP, 6.88%,
               1/15/11 .......................       398,444
   500,000   Household Automotive Trust,
               7.43%, 4/17/07 ................       528,414
   200,000   Household Finance Corp., 7.88%,
               3/1/07 ........................       213,817
   200,000   Household Finance Corp., 6.40%,
               6/17/08 .......................       196,520
   500,000   Household Finance Corp., 6.50%,
               11/15/08 ......................       490,823
   500,000   Household Finance Corp., 5.88%,
               2/1/09 ........................       469,465
   250,000   Huntington National Bank, 8.00%,
               4/1/10 ........................       265,383
   450,000   Morgan Stanley Dean Witter,
               6.75%, 4/15/11 ................       447,669
   735,000   National Rural Utilities, 6.00%,
               5/15/06 .......................       738,871
   500,000   National Westminster Bank, 7.38%,
               10/1/09 .......................       523,685
   100,000   Washington Mutual Finance, 6.88%,
               5/15/11 .......................        99,805
                                                ------------
                                                  10,214,553
                                                ------------
Cruise Lines (0.1%):
   150,000   Royal Caribbean Cruises, 8.75%,
               2/2/11 ........................       143,088
                                                ------------
Governments (Foreign) (0.3%):
   400,000   Province of Quebec, 5.75%,
               2/15/09 .......................       385,683
                                                ------------
Industrial Goods & Services (0.1%):
   110,000   Boeing Co., 7.95%, 8/15/24 ......       124,135
                                                ------------
Leasing (0.4%):
   500,000   Hertz Corp., 6.50%, 5/15/06 .....       498,182
                                                ------------
Multimedia (0.1%):
   120,000   Time Warner, Inc., 8.18%,
               8/15/07 .......................       130,420
                                                ------------
Nonferrous Metals/Minerals (0.1%):
   100,000   Alcoa, Inc., 6.50%, 6/1/11 ......        99,607
                                                ------------
Telecommunications (2.0%):
   417,280   BellSouth Telecommunications,
               6.30%, 12/15/15 ...............       406,258

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
$  400,000   British Telecom PLC, 8.13%,
               12/15/10 ......................  $    425,609
   225,000   France Telecom, 7.75%, 3/1/11
               (b) ...........................       229,726
   150,000   Sprint Capital Corp., 7.13%,
               1/30/06 .......................       151,455
    75,000   Telus Corp., 8.00%, 6/1/11 ......        76,797
   650,000   Verizon Global Funding Corp.,
               7.25%, 12/1/10 (b) ............       661,387
   300,000   WorldCom, Inc., 6.50%,
               5/15/04 .......................       300,748
   250,000   WorldCom, Inc., 7.38%, 1/15/06
               (b) ...........................       252,428
                                                ------------
                                                   2,504,408
                                                ------------
Transportation & Shipping (0.1%):
   100,000   Fedex Corp., 6.63%, 2/12/04
               (b) ...........................       102,017
                                                ------------
Utilities (0.1%):
   100,000   American Electric Power Co.,
               6.13%, 5/15/06 ................        98,809
                                                ------------
  Total Corporate Bonds                           16,150,744
                                                ------------
U.S. GOVERNMENT AGENCY MORTGAGES (47.8%):
Fannie Mae (18.3%):
   196,231   9.00%, 12/1/06, Pool #313699 ....       205,716
   248,898   8.50%, 12/1/07, Pool #420646 ....       261,071
    70,103   0.00%, 2/25/08, Series 96-24,
               Class K, PO ...................        67,662
   250,000   9.06%, 7/25/08, Series 93-238,
               Class SB, IF* .................       263,972
   258,406   5.06%, 8/25/08, Series 93-209,
               Class SG, IF* .................       252,201
   171,148   10.55%, 8/25/08, Series 93-134,
               Class SA, IF* .................       172,966
   150,000   0.00%, 9/25/08, Series 96-39,
               Class J, PO ...................       124,673
   149,630   0.00%, 9/25/08, Series 96-20,
               Class L, PO ...................       123,501
   433,048   7.81%, 9/25/08, Series 93-164,
               Class SC, IF* .................       433,315
   302,262   7.81%, 9/25/08, Series 93-164,
               Class SA, IF* .................       302,448
   471,589   10.27%, 9/25/08, Series 93-175,
               Class S, IF* ..................       489,964
   200,000   0.00%, 10/25/08, Series 96-24,
               Class B, PO ...................       156,750
   111,359   5.85%, 10/25/08, Series 93-196,
               Class FA* .....................       111,561
   167,039   9.25%, 10/25/08, Series 93-196,
               Class SB, IF* .................       173,191

                                       31
Continued

One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    3,705   256.00%, 11/1/08, Series K, Class
               2, HB .........................  $     17,461
   462,820   6.09%, 12/25/08, Series 93-233,
               Class SB, IF* .................       436,900
   400,000   6.94%, 2/25/09, Series 94-13,
               Class SK, IF* .................       380,269
   427,922   5.95%, 3/25/09, Series 94-33,
               Class FA* .....................       429,075
    81,798   6.50%, 3/25/09, Series 95-13,
               Class B .......................        82,926
   298,241   6.37%, 11/25/13, Series 93-220,
               Class SE, IF* .................       292,852
    49,707   11.32%, 11/25/13, Series 93-220,
               Class SD, IF* .................        50,450
   288,089   6.50%, 12/18/17, Series 98-17,
               Class TB ......................       291,277
    33,018   7.65%, 3/1/19, Pool #116612* ....        33,245
   133,966   8.50%, 11/25/19, Series 89-83,
               Class H .......................       140,198
    44,969   8.80%, 1/25/20, Series 90-1,
               Class D .......................        47,382
   180,453   8.50%, 2/25/20, Series 1990-10,
               Class L .......................       189,309
    39,866   5.50%, 8/25/20, Series 90-93,
               Class G .......................        38,813
   144,826   6.50%, 12/25/20, Series 97-85,
               Class L, IO ...................         7,092
    49,277   8.75%, 12/25/20, Series 90-143,
               Class J .......................        52,252
       704   652.15%, 12/25/20, Series 90-140,
               Class K, HB ...................         9,972
   162,420   7.75%, 3/25/21, Series 92-158,
               Class ZC ......................       165,310
   288,064   10.00%, 8/1/21, Pool #442639 ....       315,264
     1,147   6.50%, 10/25/21, Series 94-30,
               Class LA ......................         1,145
   337,470   7.50%, 10/25/21, Series 00-37,
               Class IE ......................       340,057
   200,000   5.00%, 11/25/21, Series G92-66,
               Class JB ......................       196,049
   345,293   7.00%, 1/25/22, Series G92-15,
               Class Z .......................       353,578
 1,800,000   7.50%, 6/25/22, Series 92-101,
               Class J .......................     1,869,397
    74,555   7.00%, 7/25/22, Series G92-42,
               Class Z .......................        75,592
   556,288   7.00%, 7/25/22, Series 93-103,
               Class PN, IO ..................        78,235

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  234,170   6.50%, 8/25/22, Series 96-59,
               Class J .......................  $    232,993
   400,000   5.50%, 9/25/22, Series 92-143,
               Class MA ......................       390,509
   228,353   9.50%, 10/18/22, Series 97-84,
               Class B .......................       235,115
   120,000   4.78%, 10/25/22, Series 93-225,
               Class FP* .....................       120,100
    53,744   5.65%, 10/25/22, Series G92-59,
               Class F* ......................        53,691
    30,433   7.00%, 10/25/22, Series G92-61,
               Class Z .......................        30,367
   700,000   7.00%, 12/25/22, Series G92-66,
               Class KB ......................       690,454
   169,000   7.90%, 1/25/23, Series G93-1,
               Class KA ......................       175,849
     6,133   0.00%, 2/25/23, Series G93-12,
               Class C, PO ...................         6,103
   400,000   8.50%, 02/25/23, Series 1993-210,
               Class SP, IF* .................       375,558
   172,361   13.80%, 2/25/23, Series 98-35,
               Class SV, IF* .................       176,562
   218,330   5.06%, 4/25/23, Series 93-58,
               Class FA* .....................       227,085
    24,968   5.06%, 4/25/23, Series 93-44,
               Class S, IF, IO* ..............           512
    13,104   5.50%, 4/25/23, Series 93-58,
               Class J .......................        12,750
   155,634   0.00%, 5/25/23, Series 93-146,
               Class D, PO ...................       151,615
    17,437   6.75%, 5/25/23, Series 93-94,
               Class K .......................        17,405
   600,000   0.00%, 6/25/23, Series 93-257,
               Class C, PO ...................       423,704
   448,491   2.57%, 6/25/23, Series 94-82,
               Class SA, IF, IO* .............        12,851
   479,730   13.38%, 6/25/23, Series 94-28,
               Class SD, IF* .................       458,503
   516,000   0.00%, 7/25/23, Series 93-159,
               Class PD, PO ..................       446,041
   150,000   0.00%, 7/25/23, Series 93-216,
               Class D, PO ...................       123,726
   400,000   6.50%, 7/25/23, Series 96-59,
               Class K .......................       393,241
    74,859   13.81%, 8/25/23, Series 93-139,
               Class SG, IF* .................        69,955
   167,035   0.00%, 9/25/23, Series 93-248,
               Class FB* .....................       154,299

                                       32
Continued

One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$   96,276   3.00%, 9/25/23, Series 93-193,
               Class B .......................  $     94,809
    45,947   5.19%, 9/25/23, Series 93-155,
               Class SB, IF, IO* .............         1,213
   167,035   9.00%, 9/25/23, Series 93-248,
               Class SB, IF* .................       165,395
   612,210   10.16%, 9/25/23, Series 93-165,
               Class SI* .....................       628,894
   178,791   10.66%, 9/25/23, Series G93-32,
               Class SA, IF* .................       154,284
   100,000   4.63%, 10/25/23, Series 93-189,
               Class FB* .....................        94,125
   276,977   8.78%, 10/25/23, Series 93-199,
               Class SG, IF* .................       268,486
    41,410   0.00%, 11/25/23, Series 94-8,
               Class G, PO ...................        40,144
   360,972   6.50%, 11/25/23, Series 95-19,
               Class Z .......................       340,877
   113,848   4.41%, 12/25/23, Series 93-230,
               Class FA* .....................       114,157
   843,941   7.00%, 12/25/23, Series 93-250,
               Class Z .......................       863,291
   448,927   0.00%, 2/25/24, Series 99-16,
               Class B, PO ...................       305,900
   571,815   4.96%, 2/25/24, Series 94-43,
               Class F* ......................       538,663
    82,482   7.00%, 11/17/24, Series G94-13,
               Class ZB ......................        81,980
   488,149   8.50%, 10/1/26, Pool #449336 ....       520,049
 3,377,283   1.84%, 3/25/27, Series 97-20,
               Class IB, IO ..................       152,368
   200,000   7.50%, 5/20/27, Series 97-39,
               Class PD ......................       206,825
   610,000   6.00%, 7/18/27, Series 97-46,
               Class PL ......................       574,837
   936,421   8.50%, 8/1/27, Pool #253605 .....       994,679
   247,742   6.70%, 6/18/28, Series 98-35,
               Class A .......................       246,638
   826,566   6.00%, 12/1/28, Pool #454390 ....       798,856
   253,274   6.00%, 1/1/29, Pool #252211 .....       244,784
   405,923   6.20%, 1/25/29, Series 98-70,
               Class AG ......................       393,487
    76,311   6.65%, 3/1/29, Pool #303532* ....        77,279
   409,801   8.50%, 6/1/30, Pool #535442 .....       434,436
   682,913   8.50%, 1/25/31, Series 00-52,
               Class IO, IO ..................        97,488
                                                ------------
                                                  22,446,023
                                                ------------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac (24.3%):
$  144,649   4.50%, 3/15/07, Series 1295,
               Class JB ......................  $    143,002
     8,413   4.73%, 10/15/07, Series 1389,
               Class SA, IF* .................         8,100
 1,000,000   4.50%, 11/15/07, Series 1404,
               Class FA ......................       978,544
    68,097   5.00%, 2/15/08, Series 1465,
               Class SA, IF, IO* .............         3,991
   317,603   0.00%, 5/15/08, Series 89, Class
               L, PO .........................       293,289
   119,341   4.65%, 5/15/08, Series 1606,
               Class LC* .....................       120,087
   810,695   0.00%, 8/15/08, Series 1900,
               Class T, PO ...................       656,342
   500,000   0.00%, 8/15/08, Series 1561,
               Class TA, PO ..................       413,052
    56,925   6.00%, 9/15/08, Series 1586,
               Class A .......................        57,472
   232,719   6.50%, 9/15/08, Series 1587,
               Class H .......................       236,225
   163,137   0.00%, 10/15/08, Series 1967,
               Class PC, PO ..................       137,672
   309,479   6.53%, 10/15/08, Series 1601,
               Class SB, IF* .................       306,920
    49,303   7.34%, 12/15/08, Series 1647,
               Class SB, IF* .................        48,574
   200,000   8.50%, 12/15/08, Series 1625,
               Class SD, IF* .................       208,196
   125,000   6.01%, 2/15/09, Series 1796,
               Class S, IF* ..................       114,932
   199,762   6.40%, 2/15/09, Series 1679,
               Class O .......................       204,072
   161,674   9.00%, 6/1/10, Pool #G10777 .....       168,992
   985,312   7.50%, 9/1/10, Gold Pool
               #E62448 .......................     1,019,851
   300,000   6.30%, 1/15/13, Series 2025,
               Class PE ......................       295,295
   300,000   6.50%, 5/15/13, Series 2055,
               Class OE ......................       301,103
   844,197   8.25%, 6/15/23, Series 1540,
               Class KB* .....................       787,510
   209,528   4.15%, 10/15/13, Series 1595,
               Class S, IF, IO* ..............         5,408
   281,947   7.22%, 10/15/13, Series 1607,
               Class SA, IF* .................       257,935
   296,180   6.50%, 3/15/14, Series 2135,
               Class UK, IO ..................        52,714
   881,186   6.50%, 3/15/19, Series 2134,
               Class PI, IO ..................       176,948

                                       33
Continued

One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   36,157   12.00%, 7/1/19, Pool #555238 ....  $     41,070
   158,898   9.50%, 7/15/19, Series 11, Class
               D .............................       166,916
   248,723   10.00%, 1/1/20, Pool #546257 ....       271,327
    91,885   9.50%, 4/15/20, Series 22, Class
               C .............................        96,633
    37,895   10.00%, 6/15/20, Series 47, Class
               F .............................        40,102
   294,241   10.00%, 9/1/20, Pool #555286 ....       320,678
    19,660   9.50%, 1/15/21, Series 99, Class
               Z .............................        20,698
    67,263   6.50%, 2/15/21, Series 128, Class
               I .............................        67,612
    35,157   9.00%, 4/15/21, Series 1065,
               Class J .......................        36,995
 1,027,212   7.50%, 6/15/21, Series 1365,
               Class PN ......................     1,067,853
   600,000   8.50%, 6/15/21, Series 1113,
               Class J .......................       637,697
   216,843   4.25%, 12/15/21, Series 1347,
               Class HC ......................       213,036
   500,000   0.00%, 2/15/22, Series 1987,
               Class W, PO ...................       348,081
   211,000   7.00%, 5/15/22, Series 1250,
               Class J .......................       213,605
   461,144   8.00%, 6/15/22, Series 1316,
               Class Z .......................       479,403
   745,323   7.00%, 7/15/22, Series 1324,
               Class Z .......................       753,486
   500,000   7.50%, 8/15/22, Series 1343,
               Class LB ......................       515,813
   429,000   8.00%, 8/15/22, Series 1343,
               Class LA ......................       447,304
   400,000   6.00%, 10/15/22, Series 1395,
               Class G .......................       387,512
    76,564   8.50%, 10/15/22, Series 1646,
               Class MD, IF* .................        78,395
   200,000   9.57%, 10/15/22, Series 1394,
               Class ID, IF* .................       201,539
   144,000   0.00%, 11/15/22, Series 2002,
               Class A, PO ...................       117,516
    45,000   4.68%, 1/15/23, Series 1603,
               Class IF* .....................        45,615
   474,000   6.00%, 3/15/23, Series 1629,
               Class PA ......................       452,390
   711,437   7.00%, 3/25/23, Series 8, Class
               ZA ............................       680,402
   650,000   5.00%, 5/15/23, Series 1798,
               Class F .......................       566,012
   157,779   7.00%, 5/15/23, Series 1505,
               Class Q .......................       159,199
   266,976   7.50%, 5/15/23, Series 1614,
               Class VB, IF* .................       240,924
   477,589   10.01%, 5/15/23, Series 1592,
               Class TB, IF* .................       447,067

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  300,000   4.78%, 7/15/23, Series 1541,
               Class 0* ......................  $    290,283
    95,000   11.80%, 7/15/23, Series 1543,
               Class JC, IF* .................        86,354
   263,430   4.71%, 9/15/23, Series 1584,
               Class FB* .....................       279,207
 1,134,785   6.25%, 9/15/23, Series 1589,
               Class Z .......................     1,077,136
   100,000   7.78%, 10/15/23, Series 1689,
               Class SD, IF* .................       101,487
 2,639,536   14.73%, 10/15/23, Series 1859,
               Class SB, IF, IO* .............       460,317
   155,101   6.00%, 11/15/23, Series 1685,
               Class Z .......................       143,452
   500,000   8.23%, 11/15/23, Series 1632,
               Class SA* .....................       482,676
    18,852   8.50%, 11/15/23, Series 1619,
               Class SD, IF* .................        18,910
    55,265   8.67% 11/15/23, Series 1609,
               Class LG, IF* .................        52,097
   157,582   10.09%, 11/15/23, Series 1610,
               Class SD, IF* .................       146,060
   494,224   0.00%, 2/15/24, Series 1865,
               Class D, PO ...................       348,419
   360,181   0.00%, 2/15/24, Series 1860,
               Class PA, PO ..................       261,275
   245,929   0.00%, 2/15/24, Series 1700,
               Class GA, PO ..................       210,469
    22,718   7.03%, 2/15/24, Series 1686,
               Class SL, IF* .................        22,719
   293,033   10.00%, 2/15/24, Series 1671,
               Class QC, IF* .................       300,381
   875,886   4.76%, 3/15/24, Series 1689,
               Class FC* .....................       833,325
   650,000   9.22%, 3/15/24, Series 2033,
               Class SN, IO* .................       265,377
   250,000   0.00%, 5/15/24, Series 3206,
               Class K, PO ...................       153,532
   600,000   5.14%, 5/15/24, Series 2306,
               Class SE, IF, IO* .............       125,289
 2,100,000   6.50%, 5/15/24, Series 1732,
               Class K .......................     2,041,777

                                       34
Continued

One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  377,364   6.00%, 5/15/27, Series 1981,
               Class Z .......................  $    339,951
   500,000   6.50%, 7/15/27, Series 2137,
               Class TG ......................       496,848
   933,000   7.50%, 9/15/27, Series 1987,
               Class PE ......................       953,680
   500,000   6.00%, 11/15/27, Series 2132,
               Class PD ......................       484,353
   250,000   6.00%, 2/15/28, Series 2143,
               Class CD ......................       240,409
   532,732   7.00%, 3/15/28, Series 2038,
               Class PN, IO ..................        93,971
   214,778   12.96%, 3/15/28, Series 2108,
               Class S, IF* ..................       196,681
   470,008   6.50%, 5/15/28, Series 2059,
               Class PH ......................       458,481
   500,000   7.50%, 5/15/28, Series 2054,
               Class PV ......................       516,851
   471,653   6.50%, 8/15/28, Series 2075,
               Class GB ......................       460,292
   173,000   0.00%, 1/15/29, Series 2113,
               Class GA, PO ..................        94,000
   522,165   6.00%, 2/15/29, Series 2121,
               Class GM ......................       505,921
   437,268   6.50%, 6/1/29, Gold Pool
               #C00785 .......................       432,070
   442,668   6.50%, 7/1/29, Pool #C29164 .....       437,406
   402,409   8.00%, 9/15/29, Series 2182,
               Class ZB ......................       416,089
                                                ------------
                                                  29,938,651
                                                ------------
Government National Mortgage Assoc. (5.2%):
   120,000   7.00%, 8/16/13, Series 96-22,
               Class VB ......................       123,493
   160,759   4.37%, 12/16/18, Series 99-42,
               Class FG* .....................       160,633
    77,192   8.00%, 9/15/22, Pool #297628 ....        80,999
   174,220   4.50%, 10/16/22, Series 94-4,
               Class SA, IF, IO* .............         8,454
   250,000   7.49%, 7/16/24, Series 94-3,
               Class PQ ......................       258,921
   100,483   8.50%, 5/20/25, Pool #2006 ......       105,931
   491,000   7.50%, 9/17/25, Series 98-26,
               Class K .......................       505,840
   713,000   7.50%, 8/16/26, Series 96-16,
               Class E .......................       727,848
   250,336   8.00%, 11/20/26, Pool #2324 .....       259,796
   412,158   8.00%, 1/20/27, Pool #2362 ......       427,163

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  500,000   7.50%, 5/16/27, Series 97-8,
               Class PN ......................  $    506,728
   190,961   8.00%, 5/15/28, Pool #460372 ....       198,262
   106,881   8.00%, 7/15/28, Pool #468066 ....       110,968
   295,668   7.50%, 9/15/28, Pool #486537 ....       304,168
   401,667   6.50%, 10/15/28, Pool #486631 ...       398,095
   353,244   9.00%, 10/15/30, Pool #
               479674 ........................       371,284
   800,000   7.50%, 11/16/30, Series 00-36,
               Class PB ......................       819,932
   483,710   9.00%, 11/16/30, Series 00-36,
               Class IK, IO ..................        69,616
   498,922   9.00%, 12/15/30, Pool #528534 ...       524,401
   358,000   8.00%, 12/20/30, Series 00-37,
               Class B .......................       379,448
                                                ------------
                                                   6,341,980
                                                ------------
  Total U.S. Government Agency Mortgages          58,726,654
                                                ------------
U.S. TREASURY OBLIGATIONS (18.4%):
U.S. Treasury Bonds (14.4%):
 3,290,000   10.75%, 8/15/05 .................     3,990,550
   800,000   10.38%, 11/15/09 ................       934,719
 4,545,000   12.75%, 11/15/10 ................     5,906,727
 2,990,000   10.38%, 11/15/12 ................     3,786,790
 2,400,000   8.75%, 5/15/17 ..................     3,112,334
                                                ------------
                                                  17,731,120
                                                ------------
U.S. Treasury Inflation Protected Bonds (2.0%):
   220,852   3.63%, 7/15/02 ..................       225,062
 1,618,563   3.38%, 1/15/07 ..................     1,638,797
   601,392   3.63%, 4/15/28 ..................       615,863
                                                ------------
                                                   2,479,722
                                                ------------
U.S. Treasury STRIPS (2.0%):
   500,000   11/15/09 ........................       311,618
   300,000   2/15/13 .........................       153,668
 1,930,000   2/15/15 .........................       860,373
 1,900,000   11/15/15 ........................       801,243
   800,000   5/15/18 .........................       288,888
                                                ------------
                                                   2,415,790
                                                ------------
  Total U.S. Treasury Obligations                 22,626,632
                                                ------------
INVESTMENT COMPANIES (4.0%):
 4,888,150   One Group Prime Money Market
               Fund, Class I .................     4,888,150
                                                ------------
  Total Investment Companies                       4,888,150
                                                ------------

                                       35
Continued

One Group Investment Trust
Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
REPURCHASE AGREEMENT (3.1%):
$3,778,000   State Street Bank and Trust,
               4.00%, 7/2/01 (Collateralized
               by various Freddie Mac
               bonds) ........................  $  3,778,000
                                                ------------
  Total Repurchase Agreement                       3,778,000
                                                ------------
Total (Cost $121,671,099)(a)                    $124,943,181
                                                ============

------------
Percentages indicated are based on net assets of $122,726,355.

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $3,962,646
                   Unrealized depreciation......................    (690,564)
                                                                  ----------
                   Net unrealized appreciation (depreciation)...  $3,272,082
                                                                  ==========

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

   Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

   Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

   High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IOs the owner also has the right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

   Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

 * The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of June 30, 2001.

See notes to financial statements.

One Group Investment Trust
Government Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCIES (12.6%):
Fannie Mae (5.1%):
$1,300,000   5.75%, 4/15/03 ..................  $  1,328,548
 1,500,000   6.50%, 8/15/04 ..................     1,560,900
 3,000,000   0.00%, 10/9/19 ..................       895,053
 6,000,000   0.00%, 9/23/20 ..................     1,660,704
   630,000   0.00%, 3/23/28 ..................       109,941
 1,860,538   6.50%, 8/25/29 ..................       894,946
                                                ------------
                                                   6,450,092
                                                ------------
Federal Farm Credit Bank (1.2%):
 1,500,000   6.75%, 7/7/09 ...................     1,569,212
                                                ------------
Federal Home Loan Bank (2.0%):
 1,500,000   6.15%, 9/30/02 ..................     1,534,898
 1,000,000   5.90%, 3/26/09 ..................       994,394
                                                ------------
                                                   2,529,292
                                                ------------
Financial Corporation STRIPS (0.5%):
 2,000,000   Principal STRIPS, 11/2/18 .......       634,002
                                                ------------
Freddie Mac (1.6%):
 2,000,000   7.00%, 3/15/10 ..................     2,118,374
                                                ------------
Resolution Funding Corporation (2.2%):
   975,000   Principal STRIPS, 10/15/08 ......       652,727
 1,000,000   Principal STRIPS, 10/15/17 ......       365,286
 2,000,000   Principal STRIPS, 1/15/20 .......       634,960
 4,000,000   Principal STRIPS, 7/15/20 .......     1,228,903
                                                ------------
                                                   2,881,876
                                                ------------
  Total U.S. Government Agencies                  16,182,848
                                                ------------
U.S. GOVERNMENT AGENCY MORTGAGES (67.5%):
Fannie Mae (22.9%):
   110,344   7.00%, 9/1/03, Pool #359952 .....       112,656
   563,648   7.00%, 7/17/05, Series 97-26,
               Class GD ......................       578,894
    56,896   7.57%, 5/25/08, Series 93-63,
               Class SB, IF* .................        57,582
   500,000   8.30%, 10/25/08, Series 93-197,
               Class SC, IF * ................       519,505
   550,000   6.97%, 12/25/08, IF* ............       471,564
 1,504,000   6.25%, 1/25/09, Series 94-12,
               Class C .......................     1,522,584
   400,000   7.60%, 2/25/09, Series 94-13,
               Class SM, IF* .................       388,615
   122,614   7.50%, 8/1/09, Pool #279759 .....       126,763
   988,324   6.125%, 5/25/11, Series 01-12,
               Class VA ......................       991,264
   100,252   6.50%, 11/1/11, Pool #356206 ....       101,573
   500,000   6.00%, 1/17/13, Series 98-37,
               Class VB ......................       486,333
 1,002,732   7.50%, 2/1/13, Pool #42433 ......     1,033,866
 1,708,550   6.00%, 4/1/13, Pool #425482 .....     1,697,975

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$1,468,184   6.50%, 5/1/13, Pool #42433 ......  $  1,481,633
 1,000,000   6.50%, 6/25/14, Series 98-59,
               Class VB ......................       987,490
   786,119   6.50%, 9/1/14, Pool #E78451 .....       794,356
   250,638   9.50%, 6/25/18, Series 88-16,
               Class B .......................       268,563
 1,845,995   5.50%, 7/18/19, Series 98-13,
               Class PC ......................     1,847,838
   750,000   7.00%, 3/25/21, Series 01-4,
               Class PC ......................       751,781
   500,000   6.00%, 5/25/22, Series 93-204,
               Class A .......................       504,933
   148,000   6.00%, 12/25/22, Series G92-66,
               Class KA ......................       137,437
   834,468   6.50%, 7/25/23, Series 93-183,
               Class M .......................       834,802
   220,640   8.41%, 7/25/23, Series 96-46,
               Class ST, IF* .................       205,796
   500,000   6.50%, 8/25/23, Series 94-28,
               Class K .......................       500,028
 1,812,462   0.00%, 9/20/2023, Series 97-69,
               Class A, PO ...................     1,783,529
   245,000   7.00%, 9/25/23, Series 93-155,
               Class PJ ......................       244,141
 3,533,754   0.00%, 10/25/23, Series 93-241,
               Class PG, PO ..................     3,404,466
   490,561   9.24%, 10/25/23, Series 93-179,
               Class SG, IF* .................       494,106
 1,300,880   6.50%, 12/25/23, Series 93-223,
               Class PZ ......................     1,228,375
   150,000   5.00%, 2/25/24, Series 94-76,
               Class H .......................       146,105
   278,110   6.50%, 9/1/25, Pool #250375 .....       275,860
   525,210   6.50%, 5/1/26, Pool #338417 .....       520,349
   241,626   6.50%, 8/18/28, Series 98-46,
               Class GZ ......................       202,892
 1,250,000   6.25%, 2/25/29, Series 94-W4,
               Class A9 ......................     1,140,277
 2,074,738   7.50%, 3/1/30, Pool #524949 .....     2,118,782
 1,526,702   7.50%, 8/1/30, Pool #5478301 ....     1,559,113
                                                ------------
                                                  29,521,826
                                                ------------
Freddie Mac (33.4%):
 1,500,000   0.00%, 8/15/08, Series 1561,
               Class TA, PO ..................     1,239,157
    63,766   8.50%, 12/1/09, Pool #E20150 ....        66,614
   516,440   9.00%, 12/1/09, Pool #256360 ....       541,668
 2,069,155   7.50%, 9/1/10, Gold Pool
               #E62448 .......................     2,141,690

                                       37
Continued

One Group Investment Trust
Government Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  476,789   7.00%, 2/1/11, Pool #E63959 .....  $    489,961
   843,552   5.50%, 3/1/14, Gold Pool
               #E75738 .......................       823,421
   935,424   5.00%, 4/1/14, Gold Pool
               #E00667 .......................       889,775
   328,832   6.00%, 4/1/14, Pool #E76438 .....       326,883
   416,000   6.50%, 5/15/14, Series 2288,
               Class VB ......................       408,602
   803,227   6.50%, 6/1/14, Pool #E00678 .....       809,820
   500,000   6.00%, 2/15/17, Series 2108,
               Class VB ......................       486,208
 1,500,000   6.50%, 1/15/22, Series 2149,
               Class TR ......................     1,529,123
 2,000,000   8.00%, 8/15/22, Series 1343,
               Class LA ......................     2,085,334
 1,167,000   6.50%, 11/15/22, Series 1552,
               Class HB ......................     1,157,308
   416,196   11.08%, 4/15/23, Series 1501,
               Class V, IF* ..................       395,775
   959,000   6.50%, 9/15/23, Series 1584,
               Class L .......................       937,888
   333,000   6.50%, 11/15/23, Series 1621,
               Class K .......................       325,119
   546,700   6.00%, 12/15/23, Series 1629,
               Class OB ......................       527,060
   627,675   6.50%, 12/15/23, Series 1633,
               Class Z .......................       587,287
   201,000   6.50%, 3/15/24, Series 1694,
               Class PK ......................       197,435
   799,980   6.50%, 3/15/24, Series 1692,
               Class ZA ......................       749,830
 1,000,000   8.50%, 4/15/24, Series 1761,
               Class J .......................     1,047,771
   166,041   8.00%, 9/1/24, Pool #D55955 .....       174,019
   500,000   6.50%, 2/15/25, Series 1921,
               Class D .......................       489,560
   643,623   6.50%, 11/1/25, Pool #D65545 ....       639,008
   801,083   6.00%, 4/1/26, Pool #D70244 .....       778,639
   345,000   6.50%, 10/17/26, Series 1985,
               Class PL ......................       334,276
 1,446,752   8.25%, 1/1/27, Pool #611141* ....     1,465,285
 1,817,000   6.00%, 2/15/27, Series 2091,
               Class PF ......................     1,765,352
 2,285,000   6.25%, 4/15/27, Series 2018,
               Class PE ......................     2,192,675
   875,000   7.00%, 10/15/27, Series 1999,
               Class PU ......................       871,966
 1,000,000   6.00%, 11/15/27, Series 2132,
               Class PD ......................       968,705
 1,000,000   6.50%, 1/15/28, Series 2137,
               Class TM ......................     1,000,615

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   91,000   21.22%, 1/15/28, Series 2028,
               Class SA, IF* .................  $    103,663
 1,500,000   5.75%, 2/15/28, Series 2110,
               Class D .......................     1,367,939
   120,000   6.00%, 2/15/28, Series 2126,
               Class TD ......................       115,954
 2,500,000   7.00%, 2/15/28, Series 2031,
               Class PG ......................     2,484,741
 1,500,000   6.95%, 3/15/28, Series 2035,
               Class PC ......................     1,522,568
   213,863   8.50%, 7/1/28, Gold Pool
               #G00981 .......................       226,163
 1,000,000   6.50%, 10/25/28, Series 98-64,
               Class TM ......................       967,765
   750,000   6.00%, 11/15/28, Series 2095,
               Class PE ......................       693,114
 2,978,245   6.50%, 2/1/29, Pool #C22459 .....     2,946,611
 2,723,473   6.50%, 6/1/29, Gold Pool
               #C00785 .......................     2,691,093
   515,000   7.00%, 8/15/29, Series 2178,
               Class PB ......................       523,825
   689,766   8.04%, 4/1/30, Pool #846812* ....       698,601
   226,954   7.35%, 10/15/30, Series 2259,
               Class ZC ......................       226,420
                                                ------------
                                                  43,012,286
                                                ------------
Government National Mortgage Assoc. (11.2%):
   224,157   7.50%, 5/15/23, Pool #326977 ....       231,672
   152,873   7.50%, 6/15/23, Pool #359588 ....       157,998
   146,009   9.00%, 11/15/24, Pool #780029 ...       158,237
   241,989   7.50%, 9/15/25, Pool #336427 ....       249,342
    71,130   7.00%, 12/15/25, Pool #405535 ...        72,227
 2,176,110   8.00%, 11/20/26, Pool #2324 .....     2,258,343
   164,236   7.50%, 12/15/26, Pool #2341 .....       168,559
   500,000   6.50%, 6/20/27, Series 97-19,
               Class PJ ......................       492,543
   197,363   6.00%, 7/20/27, Pool #80094 .....       201,772
   160,631   8.00%, 10/15/27, Pool #412336 ...       167,026
   801,620   8.00%, 10/15/27, Pool #451507 ...       833,534
   288,838   7.00%, 11/15/27, Pool #412369 ...       292,128
   559,549   7.50%, 1/15/28, Pool #427208 ....       575,636
   342,798   6.50%, 3/15/28, Pool #467705 ....       339,750
   405,050   7.00%, 4/15/28, Pool #472543 ....       409,255
   333,012   7.00%, 6/15/28, Pool #472679 ....       336,469
   278,855   7.50%, 7/15/28, Pool #780828 ....       286,981
   178,134   6.50%, 9/15/28, Pool #467225 ....       176,550

                                       38
Continued

One Group Investment Trust
Government Bond Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Unaudited)

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$2,000,000   7.50%, 9/16/28, Series 99-33B,
               Class PQ ......................  $  2,042,210
 1,000,000   6.50%, 9/20/28, Series 98-22,
               Class PD ......................       966,285
   500,000   6.00%, 5/20/29, Series 99-17,
               Class L .......................       448,808
 1,142,806   7.75%, 7/15/30, Pool #518078 ....     1,182,943
 2,500,000   6.50%, 3/16/31, Series 01-10,
               Class PE ......................     2,385,013
                                                ------------
                                                  14,433,281
                                                ------------
  Total U.S. Government Agency Mortgages          86,967,393
                                                ------------
U.S. TREASURY OBLIGATIONS (18.7%):
U.S. Treasury Bonds (5.3%):
   200,000   6.00%, 8/15/09 ..................       208,049
   500,000   10.38%, 11/15/09 ................       584,200
   300,000   10.38%, 11/15/12 ................       379,946
   700,000   7.25%, 5/15/16 ..................       796,753
 2,000,000   9.13%, 5/15/18 ..................     2,692,155
 1,250,000   8.13%, 8/15/19 ..................     1,556,453
   650,000   6.13%, 11/15/27 .................       669,915
                                                ------------
                                                   6,887,471
                                                ------------
U.S. Treasury Inflation Protected Bonds (5.7%):
 6,568,200   3.63%, 1/15/08 ..................     6,718,040
   508,065   3.50%, 1/15/11 ..................       510,129
                                                ------------
                                                   7,228,169
                                                ------------

  SHARES
    OR
PRINCIPAL                                          MARKET
  AMOUNT           SECURITY DESCRIPTION            VALUE
----------   ---------------------------------  ------------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (3.5%):
$  900,000   7.50%, 11/15/01 .................  $    912,810
 1,000,000   5.88%, 11/30/01 .................     1,008,998
 1,500,000   5.50%, 1/31/03 ..................     1,530,489
 1,000,000   6.88%, 5/15/06 ..................     1,078,350
                                                ------------
                                                   4,530,647
                                                ------------
U.S. Treasury STRIPS (4.2%):
 4,000,000   11/15/09 ........................     2,492,944
 3,000,000   2/15/15 .........................     1,337,367
 5,000,000   5/15/20 .........................     1,591,410
                                                ------------
                                                   5,421,721
                                                ------------
  Total U.S. Treasury Obligations                 24,068,008
                                                ------------
INVESTMENT COMPANIES (3.3%):
 4,258,720   One Group Government Money Market
               Fund, Class I .................     4,258,720
                                                ------------
  Total Investment Companies                       4,258,720
                                                ------------
REPURCHASE AGREEMENT (0.2%):
$  298,000   State Street Bank and Trust,
               4.00%, 7/2/01 (Collateralized
               by various Fannie Mae
               bonds) ........................       298,000
                                                ------------
  Total Repurchase Agreement                         298,000
                                                ------------
Total (Cost $129,502,977)(a)                    $131,774,969
                                                ============

------------
Percentages indicated are based on net assets of $128,793,849.

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $3,153,106
                   Unrealized depreciation......................    (881,114)
                                                                  ----------
                   Net unrealized appreciation (depreciation)...  $2,271,992
                                                                  ==========

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

   Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

   Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

 * The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of June 30, 2001.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 2001
(Unaudited)

                                                 MID CAP           MID CAP        DIVERSIFIED       LARGE CAP        DIVERSIFIED
                                                  GROWTH            VALUE           MID CAP           GROWTH            EQUITY
                                                PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                               ------------      -----------      -----------      ------------      ------------
ASSETS:
Investments, at cost ........................  $192,158,764      $73,416,504      $45,567,517      $317,851,198      $123,660,750
Unrealized appreciation (depreciation) from
  investments ...............................     1,436,732        7,584,435        2,603,086       (29,168,574)       (1,688,652)
                                               ------------      -----------      -----------      ------------      ------------
Investments, at value .......................   193,595,496       81,000,939       48,170,603       288,682,624       121,972,098
Cash ........................................     2,472,400           14,021              468                --               433
Interest and dividends receivable ...........        71,312           68,647           42,938           119,357            85,926
Receivable from brokers for investments
  sold ......................................     2,766,434          203,397        2,516,897           183,612                --
Collateral received for securities on
  loan ......................................    28,311,691        3,367,215        5,635,569        17,313,808         2,865,525
Prepaid expenses ............................           311                5               36             1,383               222
                                               ------------      -----------      -----------      ------------      ------------
Total Assets ................................   227,217,644       84,654,224       56,366,511       306,300,784       124,924,204
                                               ------------      -----------      -----------      ------------      ------------
LIABILITIES:
Dividends payable ...........................            --          118,970           29,030                --           116,960
Payable to brokers for investments
  purchased .................................       664,711        2,889,217        1,791,716         1,564,140                --
Payable for return of collateral received for
  securities on loan ........................    28,311,691        3,367,215        5,635,569        17,313,808         2,865,525
Accrued expenses and other payables:
  Investment advisory fees ..................       105,708           46,661           28,806           156,038            74,719
  Administration fees .......................        24,245            9,457            5,986            35,953            15,038
  Other .....................................        48,860           10,604            7,934            67,788            17,751
                                               ------------      -----------      -----------      ------------      ------------
Total Liabilities ...........................    29,155,215        6,442,124        7,499,041        19,137,727         3,089,993
                                               ------------      -----------      -----------      ------------      ------------
NET ASSETS:
Capital .....................................   207,634,324       67,330,704       47,410,952       359,916,047       126,537,629
Undistributed (distributions in excess of)
  net investment income .....................      (340,351)          (4,676)          (3,197)         (274,093)           (6,661)
Accumulated undistributed net realized gains
  (losses) from investments and futures .....   (10,668,276)       3,301,637       (1,143,371)      (43,310,323)       (3,008,105)
Net unrealized appreciation (depreciation)
  from investments and futures ..............     1,436,732        7,584,435        2,603,086       (29,168,574)       (1,688,652)
                                               ------------      -----------      -----------      ------------      ------------
Net Assets ..................................  $198,062,429      $78,212,100      $48,867,470      $287,163,057      $121,834,211
                                               ============      ===========      ===========      ============      ============
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES): .................................    12,273,276        6,051,975        3,273,546        19,027,919         7,791,610
                                               ============      ===========      ===========      ============      ============
Net Asset Value .............................  $      16.14      $     12.92      $     14.93      $      15.09      $      15.64
                                               ============      ===========      ===========      ============      ============

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 2001
(Unaudited)

                                                                EQUITY                                              GOVERNMENT
                                                                INDEX            BALANCED            BOND              BOND
                                                              PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                             ------------      ------------      ------------      ------------
ASSETS:
Investments, at cost ......................................  $112,133,678      $198,331,905      $121,671,099      $129,502,977
Unrealized appreciation (depreciation) from investments ...   (10,169,056)        5,202,294         3,272,082         2,271,992
                                                             ------------      ------------      ------------      ------------
Investments, at value .....................................   101,964,622       203,534,199       124,943,181       131,774,969
Cash ......................................................           867                --               551               534
Interest and dividends receivable .........................        87,581           812,383         1,088,094           946,170
Receivable from brokers for investments sold ..............        58,188            23,175            16,380           169,005
Net receivable for variation margin on futures
  contracts ...............................................         3,375                --                --                --
Collateral received for securities on loan ................    11,899,279         8,896,523        10,569,589         4,901,483
Prepaid expenses ..........................................            --               546               223               123
                                                             ------------      ------------      ------------      ------------
Total Assets ..............................................   114,013,912       213,266,826       136,618,018       137,792,284
                                                             ------------      ------------      ------------      ------------
LIABILITIES:
Dividends payable .........................................       204,511         1,250,628         1,848,552         1,847,048
Payable to brokers for investments purchased ..............       109,808                --         1,390,797         2,160,974
Payable for return of collateral received for securities on
  loan ....................................................    11,899,279         8,896,523        10,569,589         4,901,483
Accrued expenses and other payables:
  Investment advisory fees ................................        25,231           118,690            58,690            47,991
  Administration fees .....................................        11,774            25,185            15,040            15,872
  Other ...................................................        16,787            37,430             8,995            25,067
                                                             ------------      ------------      ------------      ------------
Total Liabilities .........................................    12,267,390        10,328,456        13,891,663         8,998,435
                                                             ------------      ------------      ------------      ------------
NET ASSETS:
Capital ...................................................   113,132,048       198,164,122       119,015,091       127,348,969
Undistributed (distributions in excess of) net investment
  income ..................................................        (3,738)           17,552            66,802            42,286
Accumulated undistributed net realized gains (losses) from
  investments and futures .................................    (1,213,835)         (445,598)          372,380          (869,398)
Net unrealized appreciation (depreciation) from investments
  and futures .............................................   (10,167,953)        5,202,294         3,272,082         2,271,992
                                                             ------------      ------------      ------------      ------------
Net Assets ................................................  $101,746,522      $202,938,370      $122,726,355      $128,793,849
                                                             ============      ============      ============      ============
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):              9,610,501        13,681,528        11,544,000        12,268,748
                                                             ============      ============      ============      ============
Net Asset Value ...........................................  $      10.59      $      14.83      $      10.63      $      10.50
                                                             ============      ============      ============      ============

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                          SIX MONTHS ENDED JUNE 30, 2001
(Unaudited)

                                       MID CAP       MID CAP     DIVERSIFIED    LARGE CAP     DIVERSIFIED
                                        GROWTH        VALUE        MID CAP        GROWTH        EQUITY
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                     ------------   ----------   -----------   ------------   -----------
INVESTMENT INCOME:
Interest income ...................  $     91,241   $   35,097    $  40,015    $    187,837   $    93,578
Dividend income ...................       335,110      540,705      228,241         743,196       678,027
Income from securities lending ....        22,201        2,871        3,293          27,390         6,555
                                     ------------   ----------    ---------    ------------   -----------
Total Income ......................       448,552      578,673      271,549         958,423       778,160
                                     ------------   ----------    ---------    ------------   -----------
EXPENSES:
Investment advisory fees ..........       612,407      260,981      164,546         965,575       423,659
Administration fees ...............       140,050       52,426       33,054         220,816        85,104
Legal and audit fees ..............         5,885        4,721        3,882           8,107         5,294
Custodian fees ....................        20,952       18,998       12,560          18,404        13,747
Insurance fees ....................         1,391          395          282           3,100           859
Printing costs ....................         5,640        2,837        1,717           9,691         3,903
Transfer agent fees ...............         2,948        2,952        2,462           2,954         2,963
Trustees' fees ....................           579          968          835           2,124         1,223
                                     ------------   ----------    ---------    ------------   -----------
Total expenses before waivers .....       789,852      344,278      219,338       1,230,771       536,752
Less waivers from Investment
  Advisor and affiliates (a) ......        (4,653)      (9,236)      (8,097)         (7,050)       (4,764)
                                     ------------   ----------    ---------    ------------   -----------
Net Expenses ......................       785,199      335,042      211,241       1,223,721       531,988
                                     ------------   ----------    ---------    ------------   -----------
Net Investment Income (Loss) ......  $   (336,647)  $  243,631    $  60,308    $   (265,298)  $   246,172
                                     ------------   ----------    ---------    ------------   -----------
REALIZED/UNREALIZED GAINS (LOSSES)
  FROM INVESTMENTS:
Net realized gains (losses) from
  investment transactions .........  $ (8,427,969)  $3,895,195    $(970,387)   $(39,459,529)  $(2,186,490)
Net change in unrealized
  appreciation (depreciation) from
  investment transactions .........    (4,929,084)     416,932      561,225        (894,787)   (5,422,189)
                                     ------------   ----------    ---------    ------------   -----------
Net realized/unrealized gains
  (losses) on investments .........   (13,357,053)   4,312,127     (409,162)    (40,354,316)   (7,608,679)
                                     ------------   ----------    ---------    ------------   -----------
Change in net assets resulting from
  operations ......................  $(13,693,700)  $4,555,758    $(348,854)   $(40,619,614)  $(7,362,507)
                                     ============   ==========    =========    ============   ===========

------------
(a) Waivers include involuntary fee reductions.

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                          SIX MONTHS ENDED JUNE 30, 2001
(Unaudited)

                                                     EQUITY                                 GOVERNMENT
                                                      INDEX       BALANCED        BOND         BOND
                                                    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                   -----------   -----------   ----------   ----------
INVESTMENT INCOME:
Interest income .................................  $    36,281   $ 2,810,125   $3,940,832   $3,858,801
Dividend income .................................      602,980       710,368       30,643       44,133
Income from securities lending ..................        4,566        17,583       14,520       10,018
                                                   -----------   -----------   ----------   ----------
Total Income ....................................      643,827     3,538,076    3,985,995    3,912,952
                                                   -----------   -----------   ----------   ----------
EXPENSES:
Investment advisory fees ........................      146,116       716,104      342,050      264,609
Administration fees .............................       68,187       152,077       84,749       87,415
Legal and audit fees ............................        4,115         7,399        6,006        4,503
Custodian fees ..................................       24,133        13,325        8,287        4,606
Insurance fees ..................................          494         1,723          865          777
Printing costs ..................................        3,303         7,257        4,453        3,724
Transfer agent fees .............................        2,957         2,947        2,952        2,948
Trustees' fees ..................................        1,140         1,759        1,206        1,211
                                                   -----------   -----------   ----------   ----------
Total expenses before waivers ...................      250,445       902,591      450,568      369,793
Less waivers from Investment Advisor and
  affiliates (a) ................................       (1,478)       (1,777)     (23,007)      (1,314)
                                                   -----------   -----------   ----------   ----------
Net Expenses ....................................      248,967       900,814      427,561      368,479
                                                   -----------   -----------   ----------   ----------
Net Investment Income (Loss) ....................  $   394,860   $ 2,637,262   $3,558,434   $3,544,473
                                                   -----------   -----------   ----------   ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from investment and
  futures transactions ..........................  $  (266,525)  $  (278,663)  $  419,479   $  116,663
Net change in unrealized appreciation
  (depreciation) from investments and futures
  transactions ..................................   (7,149,344)   (7,791,483)      65,677     (510,730)
                                                   -----------   -----------   ----------   ----------
Net realized/unrealized gains (losses) on
  investments and futures .......................   (7,415,869)   (8,070,146)     485,156     (394,067)
                                                   -----------   -----------   ----------   ----------
Change in net assets resulting from operations...  $(7,021,009)  $(5,432,884)  $4,043,590   $3,150,406
                                                   ===========   ===========   ==========   ==========

------------
(a) Waivers include involuntary fee reductions.

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                               MID CAP GROWTH                 MID CAP VALUE              DIVERSIFIED MID CAP
                                                  PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                         ---------------------------   ---------------------------   ---------------------------
                                          SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                            ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                           JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                             2001           2000           2001           2000           2001           2000
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss) ......  $   (336,647)  $  (754,599)   $   243,631    $   462,831    $    60,308    $   112,240
    Net realized gains (losses) from
      investments .....................    (8,427,969)   30,926,988      3,895,195      4,605,326       (970,387)     6,354,186
    Net change in unrealized
      appreciation (depreciation) from
      investments .....................    (4,929,084)  (25,999,458)       416,932      7,600,017        561,225     (1,267,275)
                                         ------------   ------------   -----------    -----------    -----------    -----------
Change in net assets resulting from
  operations ..........................   (13,693,700)    4,172,931      4,555,758     12,668,174       (348,854)     5,199,151
                                         ------------   ------------   -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income ........            --            --       (247,599)      (467,586)       (62,968)      (129,409)
    From net realized gains from
      investment transactions .........   (31,042,002)   (4,291,523)    (4,933,663)        (6,914)    (6,252,982)      (336,666)
                                         ------------   ------------   -----------    -----------    -----------    -----------
Change in net assets from shareholder
  distributions .......................   (31,042,002)   (4,291,523)    (5,181,262)      (474,500)    (6,315,950)      (466,075)
                                         ------------   ------------   -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued .......    12,341,937    59,444,617     12,506,870     33,215,736      8,770,875     20,734,655
    Dividends reinvested ..............    31,042,002     4,291,420      5,194,317        342,452      6,321,585        431,405
    Cost of shares redeemed ...........    (3,655,632)     (999,091)    (4,020,418)    (9,084,400)    (2,113,708)    (4,971,085)
                                         ------------   ------------   -----------    -----------    -----------    -----------
Change in net assets from capital
  transactions ........................    39,728,307    62,736,946     13,680,769     24,473,788     12,978,752     16,194,975
                                         ------------   ------------   -----------    -----------    -----------    -----------
Change in net assets ..................    (5,007,395)   62,618,354     13,055,265     36,667,462      6,313,948     20,928,051
                                         ------------   ------------   -----------    -----------    -----------    -----------
NET ASSETS:
    Beginning of period ...............   203,069,824   140,451,470     65,156,835     28,489,373     42,553,522     21,625,471
                                         ------------   ------------   -----------    -----------    -----------    -----------
    End of period .....................  $198,062,429   $203,069,824   $78,212,100    $65,156,835    $48,867,470    $42,553,522
                                         ============   ============   ===========    ===========    ===========    ===========
SHARE TRANSACTIONS:
    Issued ............................       705,190     2,593,070        972,678      2,958,899        554,468      1,224,077
    Reinvested ........................     2,218,864       178,884        446,059         30,240        470,069         24,951
    Redeemed ..........................      (214,901)      (43,131)      (316,325)      (781,789)      (137,320)      (287,499)
                                         ------------   ------------   -----------    -----------    -----------    -----------
Change in Shares ......................     2,709,153     2,728,823      1,102,412      2,207,350        887,217        961,529
                                         ============   ============   ===========    ===========    ===========    ===========

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                              LARGE CAP GROWTH             DIVERSIFIED EQUITY               EQUITY INDEX
                                                  PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                         ---------------------------   ---------------------------   ---------------------------
                                          SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                            ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                           JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                             2001           2000           2001           2000           2001           2000
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss) ......  $   (265,298)  $  (545,808)   $    246,172   $   367,615    $    394,860   $   856,688
    Net realized gains (losses) from
      investments and futures .........   (39,459,529)   34,157,353      (2,186,490)     (807,111)       (266,525)     (132,946)
    Net change in unrealized
      appreciation (depreciation) from
      investments and futures .........      (894,787)  (128,240,269)    (5,422,189)   (4,659,855)     (7,149,344)   (9,562,825)
                                         ------------   ------------   ------------   ------------   ------------   -----------
Change in net assets resulting from
  operations ..........................   (40,619,614)  (94,628,724)     (7,362,507)   (5,099,351)     (7,021,009)   (8,839,083)
                                         ------------   ------------   ------------   ------------   ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income ........            --            --        (247,703)     (372,745)       (395,174)     (861,031)
    From net realized gains from
      investment transactions .........   (37,580,507)   (7,637,326)             --            --              --    (1,091,552)
                                         ------------   ------------   ------------   ------------   ------------   -----------
Change in net assets from shareholder
  distributions .......................   (37,580,507)   (7,637,326)       (247,703)     (372,745)       (395,174)   (1,952,583)
                                         ------------   ------------   ------------   ------------   ------------   -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued .......    12,838,775    71,898,906      24,182,640    51,070,661      14,032,916    50,735,024
    Dividends reinvested ..............    37,580,507     7,637,184         260,811       242,678         412,683     1,730,497
    Cost of shares redeemed ...........   (12,658,147)   (9,686,090)     (4,517,836)   (7,388,064)     (1,588,339)     (496,056)
                                         ------------   ------------   ------------   ------------   ------------   -----------
Change in net assets from capital
  transactions ........................    37,761,135    69,850,000      19,925,615    43,925,275      12,857,260    51,969,465
                                         ------------   ------------   ------------   ------------   ------------   -----------
Change in net assets ..................   (40,438,986)  (32,416,050)     12,315,405    38,453,179       5,441,077    41,177,799
                                         ------------   ------------   ------------   ------------   ------------   -----------
NET ASSETS:
    Beginning of period ...............   327,602,043   360,018,093     109,518,806    71,065,627      96,305,446    55,127,647
                                         ------------   ------------   ------------   ------------   ------------   -----------
    End of period .....................  $287,163,057   $327,602,043   $121,834,211   $109,518,806   $101,746,523   $96,305,446
                                         ============   ============   ============   ============   ============   ===========
SHARE TRANSACTIONS:
    Issued ............................       765,093     2,876,455       1,515,632     2,904,522       1,290,451     4,079,820
    Reinvested ........................     2,684,321       282,440          16,521        13,473          38,451       134,667
    Redeemed ..........................      (741,409)     (391,525)       (283,841)     (419,478)       (152,873)      (40,498)
                                         ------------   ------------   ------------   ------------   ------------   -----------
Change in Shares ......................     2,708,005     2,767,370       1,248,312     2,498,517       1,176,029     4,173,989
                                         ============   ============   ============   ============   ============   ===========

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                  BALANCED                        BOND                     GOVERNMENT BOND
                                                  PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                         ---------------------------   ---------------------------   ---------------------------
                                          SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                            ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                           JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                             2001           2000           2001           2000           2001           2000
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss) ......  $  2,637,262   $ 5,229,803    $  3,558,434   $ 5,277,612    $  3,544,473   $  5,077,802
    Net realized gains (losses) from
      investments .....................      (278,663)      662,284         419,479        26,361         116,663       (226,591)
    Net change in unrealized
      appreciation (depreciation) from
      investments .....................    (7,791,483)   (2,614,573)         65,677     5,307,389        (510,730)     5,007,508
                                         ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets resulting from
  operations ..........................    (5,432,884)    3,277,514       4,043,590    10,611,362       3,150,406      9,858,719
                                         ------------   ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income ........    (2,654,238)   (5,856,216)     (3,542,088)   (5,264,166)     (3,552,803)    (5,160,125)
    From net realized gains from
      investment transactions .........      (777,676)     (137,319)             --            --              --             --
                                         ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from shareholder
  distributions .......................    (3,431,914)   (5,993,535)     (3,542,088)   (5,264,166)     (3,552,803)    (5,160,125)
                                         ------------   ------------   ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued .......     6,473,564    27,804,268      24,459,162    41,654,569      24,040,983     33,115,016
    Dividends reinvested ..............     3,602,786     4,572,008       3,221,708     3,735,994       3,212,438      3,653,854
    Cost of shares redeemed ...........    (6,841,229)   (5,072,593)     (8,423,241)  (15,614,072)     (1,442,603)    (2,241,474)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from capital
  transactions ........................     3,235,121    27,303,683      19,257,629    29,776,491      25,810,818     34,527,396
                                         ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets ..................    (5,629,677)   24,587,662      19,759,131    35,123,687      25,408,421     39,225,990
                                         ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS:
    Beginning of period ...............   208,568,047   183,980,385     102,967,224    67,843,537     103,385,428     64,159,438
                                         ------------   ------------   ------------   ------------   ------------   ------------
    End of period .....................  $202,938,370   $208,568,047   $122,726,355   $102,967,224   $128,793,849   $103,385,428
                                         ============   ============   ============   ============   ============   ============
SHARE TRANSACTIONS:
    Issued ............................       428,757     1,770,664       2,273,851     4,093,016       2,256,246      3,262,278
    Reinvested ........................       242,466       286,260         302,545       369,249         304,111        362,718
    Redeemed ..........................      (459,169)     (321,862)       (777,457)   (1,513,495)       (135,537)      (221,811)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Change in Shares ......................       212,054     1,735,062       1,798,939     2,948,770       2,424,820      3,403,185
                                         ============   ============   ============   ============   ============   ============

See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 MID CAP GROWTH PORTFOLIO
                                     ---------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                             YEAR ENDED DECEMBER 31,
                                      JUNE 30,        ----------------------------------------------------------------
                                        2001            2000          1999          1998          1997          1996
                                     -----------      --------      --------      --------      --------      --------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ..........................   $  21.23        $  20.55      $  18.52      $ 14.21       $ 12.11       $ 11.52
                                      --------        --------      --------      -------       -------       -------
Investment Activities:
  Net investment income (loss) ....      (0.03)          (0.08)        (0.03)       (0.03)        (0.03)         0.18
  Net realized and unrealized gains
    (losses) from investments .....      (1.87)           1.34          4.73         5.95          3.63          1.62
                                      --------        --------      --------      -------       -------       -------
    Total from Investment
       Activities .................      (1.90)           1.26          4.70         5.92          3.60          1.80
                                      --------        --------      --------      -------       -------       -------
Distributions:
  Net investment income ...........         --              --            --           --            --         (0.19)
  Net realized gains ..............      (3.19)          (0.58)        (2.67)       (1.38)        (1.48)        (0.78)
  In excess of net realized
    gains .........................         --              --            --        (0.03)           --         (0.24)
  Return of capital ...............         --              --            --        (0.20)        (0.02)           --
                                      --------        --------      --------      -------       -------       -------
    Total Distributions ...........      (3.19)          (0.58)        (2.67)       (1.61)        (1.50)        (1.21)
                                      --------        --------      --------      -------       -------       -------
NET ASSET VALUE, END OF PERIOD ....   $  16.14        $  21.23      $  20.55      $ 18.52       $ 14.21       $ 12.11
                                      ========        ========      ========      =======       =======       =======
Total Return ......................      (6.66)%(a)       5.79%        25.42%       38.82%        29.81%        15.67%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000) .........................   $198,062        $203,070      $140,451      $92,674       $50,707       $22,339
  Ratio of expenses to average net
    assets ........................       0.83%(b)        0.87%         0.92%        0.97%         1.10%         1.06%
  Ratio of net investment income to
    average net assets ............      (0.36)%(b)      (0.40)%       (0.21)%      (0.25)%       (0.25)%        1.85%
  Ratio of expenses to average net
    assets* .......................       0.83%(b)        0.87%         0.92%        0.97%         1.11%         1.40%
  Portfolio turnover ..............      46.42%         161.73%       167.61%       87.70%       175.60%       326.90%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Unannualized.

(b) Annualized.

See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  MID CAP VALUE PORTFOLIO
                                          ------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                YEAR ENDED DECEMBER 31,               MAY 1 TO
                                           JUNE 30,         ------------------------------------      DECEMBER 31,
                                             2001             2000          1999          1998          1997 (a)
                                          -----------       --------      --------      --------      ------------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...    $ 13.16         $ 10.39       $ 10.70       $ 11.53         $ 10.00
                                            -------         -------       -------       -------         -------
Investment Activities:
  Net investment income (loss) .........       0.04            0.11          0.11          0.21            0.12
  Net realized and unrealized gains
    (losses) from investments ..........       0.69            2.77         (0.31)        (0.58)           1.57
                                            -------         -------       -------       -------         -------
    Total from Investment Activities ...       0.73            2.88         (0.20)        (0.37)           1.69
                                            -------         -------       -------       -------         -------
Distributions:
  Net investment income ................      (0.04)          (0.11)        (0.11)        (0.21)          (0.12)
  Net realized gains ...................      (0.93)             --(b)         --         (0.20)          (0.04)
  In excess of net realized gains ......         --              --            --         (0.05)             --
                                            -------         -------       -------       -------         -------
    Total Distributions ................      (0.97)          (0.11)        (0.11)        (0.46)          (0.16)
                                            -------         -------       -------       -------         -------
NET ASSET VALUE, END OF PERIOD .........    $ 12.92         $ 13.16       $ 10.39       $ 10.70         $ 11.53
                                            =======         =======       =======       =======         =======
Total Return ...........................       6.43%(c)       27.91%        (1.84)%       (3.31)%         25.26%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ....    $78,212         $65,157       $28,489       $22,501         $13,926
  Ratio of expenses to average net
    assets .............................       0.95%(d)        0.95%         0.95%         0.95%           0.95%(d)
  Ratio of net investment income to
    average net assets .................       0.69%(d)        1.03%         1.10%         1.90%           1.83%(d)
  Ratio of expenses to average net
    assets* ............................       0.95%(d)        1.00%         1.02%         1.27%           1.22%(d)
  Portfolio turnover ...................      52.81%         141.27%       198.01%        39.30%          19.60%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Amount is less than $0.01.

(c) Unannualized.

(d) Annualized.

See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               DIVERSIFIED MID CAP PORTFOLIO
                                     ---------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                             YEAR ENDED DECEMBER 31,
                                      JUNE 30,        ----------------------------------------------------------------
                                        2001            2000          1999          1998          1997          1996
                                     -----------      --------      --------      --------      --------      --------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ..........................    $ 17.83        $ 15.18       $ 14.76       $ 14.38       $ 13.46        $11.02
                                       -------        -------       -------       -------       -------        ------
Investment Activities:
  Net investment income (loss) ....       0.02           0.06          0.03         (0.01)         0.01          0.03
  Net realized and unrealized gains
    (losses) from investments .....      (0.51)          2.88          1.50          0.70          3.55          2.67
                                       -------        -------       -------       -------       -------        ------
    Total from Investment
       Activities .................      (0.49)          2.94          1.53          0.69          3.56          2.70
                                       -------        -------       -------       -------       -------        ------
Distributions:
  Net investment income ...........      (0.02)         (0.07)        (0.02)           --         (0.01)        (0.03)
  Net realized gains ..............      (2.39)         (0.22)        (1.09)        (0.31)        (2.63)        (0.23)
                                       -------        -------       -------       -------       -------        ------
    Total Distributions ...........      (2.41)         (0.29)        (1.11)        (0.31)        (2.64)        (0.26)
                                       -------        -------       -------       -------       -------        ------
NET ASSET VALUE, END OF PERIOD ....    $ 14.93        $ 17.83       $ 15.18       $ 14.76       $ 14.38        $13.46
                                       =======        =======       =======       =======       =======        ======
Total Return ......................      (1.23)%(a)     19.45%        10.50%         4.91%        26.65%        24.53%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000) .........................    $48,867        $42,554       $21,625       $18,160       $11,668        $9,216
  Ratio of expenses to average net
    assets ........................       0.95%(b)       0.95%         0.92%         0.95%         0.91%         0.85%
  Ratio of net investment income to
    average net assets ............       0.27%(b)       0.35%         0.26%        (0.10)%        0.04%         0.28%
  Ratio of expenses to average net
    assets* .......................       0.95%(b)       0.99%         1.03%         1.52%         1.49%         2.11%
  Portfolio turnover ..............      31.99%         76.98%        58.77%        26.20%        80.70%        37.40%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Unannualized.

(b) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                LARGE CAP GROWTH PORTFOLIO
                                     ---------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                             YEAR ENDED DECEMBER 31,
                                      JUNE 30,        ----------------------------------------------------------------
                                        2001            2000          1999          1998          1997          1996
                                     -----------      --------      --------      --------      --------      --------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ..........................   $  20.07        $  26.56      $  22.63      $  17.21      $ 13.67       $ 12.12
                                      --------        --------      --------      --------      -------       -------
Investment Activities:
  Net investment income (loss) ....      (0.01)          (0.03)         0.02          0.06         0.10          0.16
  Net realized and unrealized gains
    (losses) from investments .....      (2.65)          (5.93)         6.60          7.03         4.25          1.86
                                      --------        --------      --------      --------      -------       -------
    Total from Investment
       Activities .................      (2.66)          (5.96)         6.62          7.09         4.35          2.02
                                      --------        --------      --------      --------      -------       -------
Distributions:
  Net investment income ...........         --              --         (0.02)        (0.06)       (0.10)        (0.16)
  In excess of net investment
    income ........................         --              --         (0.02)           --           --            --
  Net realized gains ..............      (2.32)          (0.53)        (2.65)        (1.61)       (0.71)        (0.30)
  In excess of net realized
    gains .........................         --              --            --            --           --         (0.01)
                                      --------        --------      --------      --------      -------       -------
    Total Distributions ...........      (2.32)          (0.53)        (2.69)        (1.67)       (0.81)        (0.47)
                                      --------        --------      --------      --------      -------       -------
NET ASSET VALUE, END OF PERIOD ....   $  15.09        $  20.07      $  26.56      $  22.63      $ 17.21       $ 13.67
                                      ========        ========      ========      ========      =======       =======
Total Return ......................     (12.38)%(a)     (22.96)%       29.26%        41.27%       31.93%        16.67%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000) .........................   $287,163        $327,602      $360,018      $202,035      $99,628       $42,893
  Ratio of expenses to average net
    assets ........................       0.83%(b)        0.85%         0.88%         0.93%        1.00%         0.98%
  Ratio of net investment income to
    average net assets ............      (0.18)%(b)      (0.14)%        0.08%         0.32%        0.69%         1.29%
  Ratio of expenses to average net
    assets* .......................       0.83%(b)        0.85%         0.88%         0.93%        1.00%         1.16%
  Portfolio turnover ..............      37.49%          96.20%        94.18%        61.00%       34.40%        38.70%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Unannualized.

(b) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               DIVERSIFIED EQUITY PORTFOLIO
                                     ---------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                             YEAR ENDED DECEMBER 31,
                                      JUNE 30,        ----------------------------------------------------------------
                                        2001            2000          1999          1998          1997          1996
                                     -----------      --------      --------      --------      --------      --------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ..........................   $  16.74        $  17.57      $ 17.80       $ 16.22       $ 13.19        $11.63
                                      --------        --------      -------       -------       -------        ------
Investment Activities:
  Net investment income (loss) ....       0.03            0.07         0.10          0.11          0.13          0.15
  Net realized and unrealized gains
    (losses) from investments .....      (1.10)          (0.83)        1.51          2.00          3.38          2.02
                                      --------        --------      -------       -------       -------        ------
    Total from Investment
       Activities .................      (1.07)          (0.76)        1.61          2.11          3.51          2.17
                                      --------        --------      -------       -------       -------        ------
Distributions:
  Net investment income ...........      (0.03)          (0.07)       (0.10)        (0.12)        (0.13)        (0.14)
  Net realized gains ..............         --              --        (1.73)        (0.41)        (0.35)        (0.47)
  In excess of net realized
    gains .........................         --              --        (0.01)           --            --            --
                                      --------        --------      -------       -------       -------        ------
    Total Distributions ...........      (0.03)          (0.07)       (1.84)        (0.53)        (0.48)        (0.61)
                                      --------        --------      -------       -------       -------        ------
NET ASSET VALUE, END OF PERIOD ....   $  15.64        $  16.74      $ 17.57       $ 17.80       $ 16.22        $13.19
                                      ========        ========      =======       =======       =======        ======
Total Return ......................      (6.37)%(a)      (4.36)%       9.13%        13.10%        26.80%        18.75%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000) .........................   $121,834        $109,519      $71,066       $59,560       $38,705        $8,603
  Ratio of expenses to average net
    assets ........................       0.93%(b)        0.95%        0.95%         0.95%         0.93%         0.85%
  Ratio of net investment income to
    average net assets ............       0.43%(b)        0.40%        0.54%         0.69%         0.93%         1.35%
  Ratio of expenses to average net
    assets* .......................       0.93%(b)        0.95%        0.97%         1.02%         1.10%         2.27%
  Portfolio turnover ..............      17.24%          24.72%       91.90%        43.20%        31.10%        46.80%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Unannualized.

(b) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        EQUITY INDEX PORTFOLIO
                                                      ----------------------------------------------------------
                                                      SIX MONTHS              YEAR ENDED
                                                         ENDED               DECEMBER 31,             MAY 1 TO
                                                       JUNE 30,         ----------------------      DECEMBER 31,
                                                         2001             2000          1999          1998 (a)
                                                      -----------       --------      --------      ------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...............   $  11.42         $ 12.94       $ 10.97         $ 10.00
                                                       --------         -------       -------         -------
Investment Activities:
  Net investment income (loss) .....................       0.04            0.13          0.17            0.08
  Net realized and unrealized gains (losses) from
    investments ....................................      (0.83)          (1.32)         2.13            0.97
                                                       --------         -------       -------         -------
    Total from Investment Activities ...............      (0.79)          (1.19)         2.30            1.05
                                                       --------         -------       -------         -------
Distributions:
  Net investment income ............................      (0.04)          (0.13)        (0.17)          (0.08)
  Net realized gains ...............................         --           (0.20)        (0.16)             --
                                                       --------         -------       -------         -------
    Total Distributions ............................      (0.04)          (0.33)        (0.33)          (0.08)
                                                       --------         -------       -------         -------
NET ASSET VALUE, END OF PERIOD .....................   $  10.59         $ 11.42       $ 12.94         $ 10.97
                                                       ========         =======       =======         =======
Total Return .......................................      (6.89)%(b)      (9.48)%       21.11%          10.52%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ................   $101,747         $96,305       $55,128         $14,481
  Ratio of expenses to average net assets ..........       0.51%(c)        0.55%         0.55%           0.55%(c)
  Ratio of net investment income to average net
    assets .........................................       0.81%(c)        1.06%         1.67%           1.45%(c)
  Ratio of expenses to average net assets* .........       0.51%(c)        0.55%         0.58%           1.13%(c)
  Portfolio turnover ...............................       0.78%           3.51%         1.50%           2.30%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Unannualized.

(c) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    BALANCED PORTFOLIO
                                     ---------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                             YEAR ENDED DECEMBER 31,
                                      JUNE 30,        ----------------------------------------------------------------
                                        2001            2000          1999          1998          1997          1996
                                     -----------      --------      --------      --------      --------      --------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ..........................   $  15.48        $  15.68      $  15.14      $  13.19      $ 11.93       $ 11.24
                                      --------        --------      --------      --------      -------       -------
Investment Activities:
  Net investment income (loss) ....       0.20            0.39          0.39          0.39         0.39          0.34
  Net realized and unrealized gains
    (losses) from investments .....      (0.59)          (0.13)         0.83          2.14         2.31          0.98
                                      --------        --------      --------      --------      -------       -------
    Total from Investment
       Activities .................      (0.39)           0.26          1.22          2.53         2.70          1.32
                                      --------        --------      --------      --------      -------       -------
Distributions:
  Net investment income ...........      (0.20)          (0.45)        (0.38)        (0.39)       (0.39)        (0.34)
  Net realized gains ..............      (0.06)          (0.01)        (0.30)        (0.19)       (1.05)        (0.23)
  In excess of net realized
    gains .........................         --              --            --            --           --         (0.04)
  Return of capital ...............         --              --            --            --           --         (0.02)
                                      --------        --------      --------      --------      -------       -------
    Total Distributions ...........      (0.26)          (0.46)        (0.68)        (0.58)       (1.44)        (0.63)
                                      --------        --------      --------      --------      -------       -------
NET ASSET VALUE, END OF PERIOD ....   $  14.83        $  15.48      $  15.68      $  15.14      $ 13.19       $ 11.93
                                      ========        ========      ========      ========      =======       =======
Total Return ......................      (2.54)%(a)       1.65%         8.20%        19.09%       22.90%        11.92%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000) .........................   $202,938        $208,568      $183,980      $102,845      $41,446       $14,883
  Ratio of expenses to average net
    assets ........................       0.88%(b)        0.90%         0.95%         1.00%        1.00%         1.00%
  Ratio of net investment income to
    average net assets ............       2.58%(b)        2.58%         2.74%         2.66%        3.24%         3.27%
  Ratio of expenses to average net
    assets* .......................       0.88%(b)        0.90%         0.95%         1.00%        1.15%         1.44%
  Portfolio turnover ..............      22.73%          33.38%        60.13%        32.10%       60.90%        64.80%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Unannualized.

(b) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       BOND PORTFOLIO
                                          ------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                YEAR ENDED DECEMBER 31,               MAY 1 TO
                                           JUNE 30,         ------------------------------------      DECEMBER 31,
                                             2001             2000          1999          1998          1997 (a)
                                          -----------       --------      --------      --------      ------------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...   $  10.57         $   9.98      $ 10.73       $ 10.44         $ 10.00
                                           --------         --------      -------       -------         -------
Investment Activities:
  Net investment income (loss) .........       0.32             0.61         0.60          0.57            0.37
  Net realized and unrealized gains
    (losses) from investments ..........       0.06             0.58        (0.76)         0.31            0.45
                                           --------         --------      -------       -------         -------
    Total from Investment Activities ...       0.38             1.19        (0.16)         0.88            0.82
                                           --------         --------      -------       -------         -------
Distributions:
  Net investment income ................      (0.32)           (0.60)       (0.59)        (0.58)          (0.37)
  In excess of net investment income ...         --               --           --         (0.01)          (0.01)
                                           --------         --------      -------       -------         -------
    Total Distributions ................      (0.32)           (0.60)       (0.59)        (0.59)          (0.38)
                                           --------         --------      -------       -------         -------
NET ASSET VALUE, END OF PERIOD .........   $  10.63         $  10.57      $  9.98       $ 10.73         $ 10.44
                                           ========         ========      =======       =======         =======
Total Return ...........................       3.72%(b)        12.20%       (1.50)%        8.66%          12.29%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ....   $122,726         $102,967      $67,844       $60,892         $34,230
  Ratio of expenses to average net
    assets .............................       0.75%(c)         0.75%        0.75%         0.75%           0.75%(c)
  Ratio of net investment income to
    average net assets .................       6.24%(c)         6.12%        5.86%         5.36%           5.97%(c)
  Ratio of expenses to average net
    assets* ............................       0.75%(c)         0.80%        0.85%         0.81%           0.77%(c)
  Portfolio turnover ...................      11.85%            6.62%        7.50%        14.50%          14.80%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Unannualized.

(c) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 GOVERNMENT BOND PORTFOLIO
                                     ---------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                             YEAR ENDED DECEMBER 31,
                                      JUNE 30,        ----------------------------------------------------------------
                                        2001            2000          1999          1998          1997          1996
                                     -----------      --------      --------      --------      --------      --------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ..........................   $  10.50        $   9.96      $ 10.64       $ 10.48       $ 10.15       $ 10.48
                                      --------        --------      -------       -------       -------       -------
Investment Activities:
  Net investment income (loss) ....       0.29            0.61         0.56          0.56          0.60          0.59
  Net realized and unrealized gains
    (losses) from investments .....       0.01            0.55        (0.70)         0.20          0.35         (0.33)
                                      --------        --------      -------       -------       -------       -------
    Total from Investment
       Activities .................       0.30            1.16        (0.14)         0.76          0.95          0.26
                                      --------        --------      -------       -------       -------       -------
Distributions:
  Net investment income ...........      (0.30)          (0.62)       (0.54)        (0.56)        (0.60)        (0.59)
  In excess of net investment
    income ........................         --              --           --         (0.01)           --            --
  Net realized gains ..............         --              --           --         (0.03)        (0.02)           --
                                      --------        --------      -------       -------       -------       -------
    Total Distributions ...........      (0.30)          (0.62)       (0.54)        (0.60)        (0.62)        (0.59)
                                      --------        --------      -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD ....   $  10.50        $  10.50      $  9.96       $ 10.64       $ 10.48       $ 10.15
                                      ========        ========      =======       =======       =======       =======
Total Return ......................       2.90%(a)       12.00%       (1.31)%        7.32%         9.67%         2.69%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000) .........................   $128,794        $103,385      $64,159       $42,187       $22,365       $14,622
  Ratio of expenses to average net
    assets ........................       0.63%(b)        0.67%        0.73%         0.75%         0.75%         0.75%
  Ratio of net investment income to
    average net assets ............       6.02%(b)        6.25%        5.68%         5.56%         6.06%         6.11%
  Ratio of expenses to average net
    assets* .......................       0.63%(b)        0.67%        0.73%         0.78%         0.88%         1.01%
  Portfolio turnover ..............       9.71%          25.17%       55.15%        40.40%        21.30%        21.30%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Unannualized.

(b) Annualized.

See notes to financial statements.

One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2001
(Unaudited)

1. ORGANIZATION:

   One Group Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Mid Cap Growth Portfolio, the Mid Cap Value Portfolio, the Diversified Mid Cap Portfolio, the Large Cap Growth Portfolio, the Diversified Equity Portfolio, the Equity Index Portfolio, the Balanced Portfolio, the Bond Portfolio and the Government Bond Portfolio, (individually a "Portfolio", collectively the "Portfolios").

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Listed securities are valued at the latest available sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which latest sales prices are not available are valued at the mean of the latest bid and ask price in the principal market where such securities are normally traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are carried at fair value as determined using procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as futures involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Portfolios enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Portfolios.

     FUTURES CONTRACTS

     The Portfolios may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by a Portfolio based on the daily change in the market value of the position are recorded as unreal-

                                       56
Continued

One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2001
(Unaudited)

     ized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     The following is a summary of futures outstanding as of June 30, 2001:

                                                                             NUMBER       OPENING      CURRENT
            PORTFOLIO                          CONTRACT TYPE              OF CONTRACTS   POSITIONS   MARKET VALUE
            ---------              -------------------------------------  ------------   ---------   ------------
   Equity Index Portfolio          Long S&P 500,
                                   September 2001 Futures...............       3         $922,522      $923,625

     REPURCHASE AGREEMENTS

     The Portfolios may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

     SECURITIES LENDING

     To generate additional income, each Portfolio may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Portfolios or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company, an affiliate of the Advisor, administers the security lending program. The security lending fee is computed on basis points of the amount loaned. As of June 30, 2001, the following Portfolios had securities with the following market values on loan:

                                                                                  MARKET VALUE
                                                                 MARKET VALUE      OF LOANED
                            PORTFOLIO                            OF COLLATERAL     SECURITIES
                            ---------                            -------------    ------------
   Mid Cap Growth Portfolio....................................   $29,244,601     $28,547,819
   Mid Cap Value Portfolio.....................................     3,338,265       3,258,137
   Diversified Mid Cap Portfolio...............................     5,646,316       5,511,049
   Large Cap Growth Portfolio..................................    17,663,608      17,241,824
   Diversified Equity Portfolio................................     2,892,715       2,823,510
   Equity Index Portfolio......................................    11,941,358      11,655,367
   Balanced Portfolio..........................................    19,529,512      18,903,356
   Bond Portfolio..............................................    22,564,218      21,870,353
   Government Bond Portfolio...................................    29,155,458      28,215,258

                                       57
Continued

One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2001
(Unaudited)

     The loaned securities were fully collateralized by cash, U.S. government securities, and letters of credit as of June 30, 2001. Cash was reinvested in master notes, put bonds, and repurchase agreements.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the effective interest method.

     EXPENSES

     Direct expenses of a Portfolio are allocated to that Portfolio. The general expenses of the Trust are allocated among the respective Portfolios.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income, if any, are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     FEDERAL INCOME TAX

     Each Portfolio intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement which the Advisor is entitled to a fee, computed daily and paid monthly, of the following annual percentages of the average daily net assets of each
   Portfolio:

                                                                    ADVISORY
    PORTFOLIO                                                         FEE
    ---------                                                       --------
    Mid Cap Growth Portfolio....................................      0.65%
    Mid Cap Value Portfolio.....................................      0.74%
    Diversified Mid Cap Portfolio...............................      0.74%
    Large Cap Growth Portfolio..................................      0.65%
    Diversified Equity Portfolio................................      0.74%
    Equity Index Portfolio......................................      0.30%
    Balanced Portfolio..........................................      0.70%
    Bond Portfolio..............................................      0.60%
    Government Bond Portfolio...................................      0.45%

                                       58
Continued

One Group Investment Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2001
(Unaudited)

   The Trust and One Group Administrative Services. Inc., (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.18% on the first $250 million in Trust average daily net assets (other than the assets in the Equity Index Portfolio) and 0.14% on Trust average daily net assets in excess of $250 million (other than the assets in the Equity Index Portfolio). The Administrator is entitled to a fee at the rate of 0.14% of the Equity Index Portfolio's average daily net assets.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Portfolios for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

   Fees may be reduced to assist the Portfolios in maintaining competitive expense ratios.

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and financial futures) for the six months ended June 30, 2001, were as follows:

                             PORTFOLIO                             PURCHASES         SALES
                             ---------                            ------------    ------------
    Mid Cap Growth Portfolio ...................................  $ 97,903,068    $ 87,392,262
    Mid Cap Value Portfolio ....................................    46,512,737      36,981,346
    Diversified Mid Cap Portfolio ..............................    19,918,163      13,759,856
    Large Cap Growth Portfolio .................................   128,034,323     107,890,830
    Diversified Equity Portfolio ...............................    40,686,862      19,012,419
    Equity Index Portfolio .....................................    11,588,781         750,961
    Balanced Portfolio .........................................    50,257,262      45,902,172
    Bond Portfolio .............................................    22,886,457      13,117,035
    Government Bond Portfolio ..................................    34,218,987      10,978,118

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